UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:	BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100	Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 03/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world instituted economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

As April 2020 began, stocks were near their lowest point since the beginning of the pandemic. However, a steady recovery began, as businesses started re-opening and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) was near all-time lows as the period began, reflecting a reduced investor appetite for risk. However, inflation concerns from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to positive returns for corporate bonds, particularly high-yield corporates, which gained substantially.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, President Biden signed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. In our view, inflation is likely to increase somewhat as the expansion continues, but moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion due to the change in Fed policy.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.07%	56.35%

U.S. small cap equities (Russell 2000® Index)	48.05	94.85

International equities (MSCI Europe, Australasia, Far East Index)	20.08	44.57

Emerging market equities (MSCI Emerging Markets Index)	22.43	58.39

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.12

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.88)	(8.23)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.73)	0.71

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.46	5.29

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.35	23.65

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2021	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2021, all of the Fund’s share classes outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).

What factors influenced performance?

The Master Portfolio’s high yield corporate bond holdings, active positioning with respect to duration (sensitivity to interest rate changes) and allocation to structured products contributed positively to relative performance during the period.

Conversely, the Master Portfolio’s positioning with respect to agency mortgage-backed securities (“MBS”) detracted from relative performance over the period, along with its U.S. investment grade corporate bond exposures.

The Master Portfolio held derivatives in the form of futures and forward contracts for risk management purposes as well as to manage exposures, with the goals of generating return and managing risk. The use of derivatives had a negative impact on the Fund’s performance during the period.

The Master Portfolio held a 6.4% cash position at period end. The investment adviser believes that Treasury securities are currently unattractive from a risk/reward perspective, which led the Master Portfolio to remain underweight duration versus the benchmark while also holding an elevated cash position. The Master Portfolio’s cash position did not have a material impact on the Fund’s performance during the period.

Describe recent portfolio activity.

Through the end of 2020, the Master Portfolio continued its slightly long duration stance, while mainly favoring the front end of the U.S. yield curve. As the European Central Bank delivered its monetary easing package, the Master Portfolio’s European sovereign debt exposure was increased. The Fund’s exposures included long German bunds as well as long positions in France and Italy interest rates. While the investment adviser continues to favor high quality “carry” assets (i.e., low risk, income-generating assets) in the portfolio, exposure to investment grade corporate credit was reduced given expensive valuations. In turn, the Master Portfolio added to agency MBS positions given robust demand and attractive relative value compared with other high-quality spread assets. Lastly, the Master Portfolio increased exposure to inflation-protected bonds that the investment adviser believes could benefit from a modest uptick in global growth.

At the start of 2021, the investment adviser began to shift the portfolio toward a slightly more “risk-on” tone, favoring structured products, a larger allocation to high-yield corporate credit, and emerging market debt. In addition, the investment adviser began to trim exposure to high-quality spread assets, including U.S. investment grade corporate credit and agency MBS given stretched valuations, while also reducing duration at the back end of the yield curve given the investment adviser’s outlook for higher U.S. interest rates. These changes were made in light of stronger-than-expected economic growth, additional fiscal stimulus and more robust consumer demand.

Describe portfolio positioning at period end.

At period end, the Master Portfolio maintained a duration underweight versus the benchmark, favoring European peripheral markets, high-quality emerging market debt and cash. In addition, the Master Portfolio was modestly underweight in agency MBS and slightly overweight in U.S. investment grade corporate bonds. The Master Portfolio emphasized income-oriented asset classes, including emerging market debt, U.S. high-yield corporate bonds, structured products, and both U.S. and non-U.S. investment grade corporate credit.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021 (continued)	BlackRock Total Return Fund

Performance Summary for the Period Ended March 31, 2021

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30 Day Yields	Unsubsidized 30 Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	1.55%	1.53%	(0.83)%	6.56%	N/A	3.95%	N/A	4.45%	N/A
Service	1.24	1.19	(1.06)	6.23	N/A	3.64	N/A	4.16	N/A
Investor A	1.22	1.21	(1.05)	6.24	1.99%	3.60	2.75%	4.10	3.68%
Investor A1	1.40	1.31	(0.99)	6.41	N/A	3.78	N/A	4.30	N/A
Investor C	0.56	0.55	(1.41)	5.50	4.50	2.91	2.91	3.57	3.57
Class K	1.63	1.62	(0.80)	6.64	N/A	4.02	N/A	4.54	N/A
Class R	0.96	0.95	(1.20)	5.85	N/A	3.33	N/A	3.84	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	(2.73)	0.71	N/A	3.10	N/A	3.44	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2021 (continued)	BlackRock Total Return Fund

Expense Example

	Actual				Hypothetical(a)
	Beginning	Ending	Expenses		Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During		Account Value	Account Value	Paid During	Expense
	(10/01/20)	(03/31/21)	the Period	(b)	(10/01/20)	(03/31/21)	the Period	Ratio
Institutional	$ 1,000.00	$ 991.70	$ 2.19		$ 1,000.00	$ 1,022.73	$ 2.22	0.44%
Service	1,000.00	989.40	3.72		1,000.00	1,021.19	3.78	0.75
Investor A	1,000.00	989.50	3.61		1,000.00	1,021.30	3.67	0.73
Investor A1	1,000.00	990.10	2.93		1,000.00	1,021.98	2.98	0.59
Investor C	1,000.00	985.90	7.13		1,000.00	1,017.75	7.25	1.44
Class K	1,000.00	992.00	1.81		1,000.00	1,023.12	1.84	0.36
Class R	1,000.00	988.00	5.11		1,000.00	1,019.79	5.19	1.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on October 1, 2020 and held through March 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	7

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2021

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio	$19,884,346,927
Receivables:
Capital shares sold	65,992,319
From the Manager	117,041
Prepaid expenses	319,064

Total assets	19,950,775,351

LIABILITIES
Payables:
Capital shares redeemed	34,241,677
Contributions to the Master Portfolio	31,750,643
Income dividend distributions	5,698,822
Investment advisory fees	4,871,169
Officer’s fees	12,093
Other accrued expenses	2,186,304
Other affiliate fees	95,377
Service and distribution fees	624,587

Total liabilities	79,480,672

NET ASSETS	$19,871,294,679

NET ASSETS CONSIST OF
Paid-in capital	$19,920,890,258
Accumulated loss	(49,595,579)

NET ASSETS	$19,871,294,679

F I N A N C I A L S T A T E M E N T S	9

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2021

BlackRock Total Return Fund

NET ASSET VALUE
Institutional
Net assets	$9,490,525,710

Shares outstanding	802,368,282

Net asset value	$11.83

Shares authorized	1 billion

Par value	$0.10

Service
Net assets	$54,190,707

Shares outstanding	4,580,738

Net asset value	$11.83

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$2,222,708,521

Shares outstanding	187,844,948

Net asset value	$11.83

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$22,981,687

Shares outstanding	1,943,853

Net asset value	$11.82

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$118,349,509

Shares outstanding	10,010,079

Net asset value	$11.82

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$7,879,318,840

Shares outstanding	666,240,699

Net asset value	$11.83

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$83,219,705

Shares outstanding	7,032,078

Net asset value	$11.83

Shares authorized	250 million

Par value	$0.10

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended March 31, 2021

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$1,274,336
Dividends — affiliated	4,024,475
Interest — unaffiliated	234,897,824
Securities lending income — affiliated — net	289,505
Foreign taxes withheld	(926,391)
Expenses	(6,252,915)
Fees waived	235,359

Total investment income	233,542,193

FUND EXPENSES
Investment advisory	27,784,312
Transfer agent — class specific	6,389,139
Service and distribution — class specific	3,707,988
Registration	345,103
Professional	112,550
Printing and postage	72,885
Officer	13,913
Accounting services	3,491
Miscellaneous	19,100

Total expenses	38,448,481
Less:
Transfer agent fees waived and/or reimbursed — class specific	(982,671)

Total expenses after fees waived and/or reimbursed	37,465,810

Net investment income	196,076,383

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, options written and swaps	(71,893,343)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts, options written, swaps and unfunded floating rate loan interests	(313,406,257)

Total net realized and unrealized loss	(385,299,600)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(189,223,217)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$196,076,383	$389,646,148
Net realized gain (loss)	(71,893,343)	783,160,459
Net change in unrealized appreciation (depreciation)	(313,406,257)	35,540,690

Net increase (decrease) in net assets resulting from operations	(189,223,217)	1,208,347,297

DISTRIBUTIONS TO SHAREHOLDERS
Institutional	(452,148,640)	(197,028,390)
Service	(2,508,833)	(2,365,465)
Investor A	(104,630,359)	(41,081,533)
Investor A1	(1,163,918)	(543,852)
Investor C	(5,784,595)	(2,978,957)
Investor C1	—	(17,662)
Investor C2	—	(4,721)
Class K	(355,097,279)	(171,018,050)
Class R	(3,964,894)	(1,847,802)

Decrease in net assets resulting from distributions to shareholders	(925,298,518)	(416,886,432)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	1,972,281,864	3,326,092,408

NET ASSETS
Total increase in net assets	857,760,129	4,117,553,273
Beginning of period	19,013,534,550	14,895,981,277

End of period	$19,871,294,679	$19,013,534,550

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional

	Six Months Ended
	03/31/21		Year Ended September 30,
	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.53		$11.95		$11.21		$11.77		$11.96		$11.71

Net investment income(a)	0.13		0.28		0.38		0.38		0.34		0.31
Net realized and unrealized gain (loss)		(0.22)	0.60		0.75		(0.56)		(0.18)		0.32

Net increase (decrease) from investment operations		(0.09)	0.88		1.13		(0.18)		0.16		0.63

Distributions(b)
From net investment income		(0.14)	(0.30)		(0.39)		(0.38)		(0.35)		(0.38)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.61)	(0.30)		(0.39)		(0.38)		(0.35)		(0.38)

Net asset value, end of period	$11.83		$12.53		$11.95		$11.21		$11.77		$11.96

Total Return(c)
Based on net asset value	(0.83	)%(d)	7.51	%(e)	10.23%		(1.55	)%(e)	1.43%		5.47%

Ratios to Average Net Assets(f)
Total expenses(g)	0.46	%(h)(i)	0.47	%(j)	0.47	%(j)	0.75	%(i)	0.74	%(i)	0.61	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.44	%(h)(i)	0.44	%(j)	0.44	%(j)	0.71	%(i)	0.69	%(i)	0.58	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.44	%(h)(i)	0.44	%(j)	0.44	%(j)	0.45	%(i)	0.45	%(i)	0.45	%(i)

Net investment income(g)	2.07	%(h)(i)	2.32	%(j)	3.33	%(j)	3.31	%(i)	2.93	%(i)	2.63	%(i)

Supplemental Data
Net assets, end of period (000)	$9,490,526		$9,067,527		$6,535,538		$5,402,121		$4,621,641		$3,126,440

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Service

	Six Months Ended
	03/31/21		Year Ended September 30,
	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.54		$11.95		$11.22		$11.77		$11.96		$11.71

Net investment income(a)	0.11		0.26		0.35		0.34		0.31		0.28
Net realized and unrealized gain (loss)		(0.23)	0.60		0.73		(0.54)		(0.18)		0.31

Net increase (decrease) from investment operations		(0.12)	0.86		1.08		(0.20)		0.13		0.59

Distributions(b)
From net investment income		(0.12)	(0.27)		(0.35)		(0.35)		(0.32)		(0.34)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.59)	(0.27)		(0.35)		(0.35)		(0.32)		(0.34)

Net asset value, end of period	$11.83		$12.54		$11.95		$11.22		$11.77		$11.96

Total Return(c)
Based on net asset value	(1.06	)%(d)	7.28	%(e)	9.80%		(1.76	)%(e)	1.13%		5.15%

Ratios to Average Net Assets(f)
Total expenses(g)	0.72	%(h)(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)	1.02	%(i)	0.93	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.71	%(h)(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)	1.00	%(i)	0.88	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.75	%(h)(i)	0.74	%(j)	0.74	%(j)	0.75	%(i)	0.75	%(i)	0.75	%(i)

Net investment income(g)	1.80	%(h)(i)	2.15	%(j)	3.04	%(j)	3.01	%(i)	2.62	%(i)	2.35	%(i)

Supplemental Data
Net assets, end of period (000)	$54,191		$57,849		$120,243		$117,278		$125,903		$74,723

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A

	Six Months Ended
	03/31/21		Year Ended September 30,
	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.54		$11.96		$11.22		$11.78		$11.96		$11.71

Net investment income(a)	0.11		0.25		0.34		0.34		0.30		0.28
Net realized and unrealized gain (loss)		(0.23)	0.60		0.75		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations		(0.12)	0.85		1.09		(0.22)		0.14		0.59

Distributions(b)
From net investment income		(0.12)	(0.27)		(0.35)		(0.34)		(0.32)		(0.34)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.59)	(0.27)		(0.35)		(0.34)		(0.32)		(0.34)

Net asset value, end of period	$11.83		$12.54		$11.96		$11.22		$11.78		$11.96

Total Return(c)
Based on net asset value	(1.05	)%(d)	7.16	%(e)	9.85%		(1.88	)%(e)	1.18%		5.12%

Ratios to Average Net Assets(f)
Total expenses(g)	0.73	%(h)(i)	0.76	%(j)	0.79	%(j)	1.08	%(i)	1.04	%(i)	0.91	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.73	%(h)(i)	0.76	%(j)	0.78	%(j)	1.07	%(i)	1.03	%(i)	0.91	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.73	%(h)(i)	0.76	%(j)	0.78	%(j)	0.79	%(i)	0.79	%(i)	0.78	%(i)

Net investment income(g)	1.78	%(h)(i)	2.02	%(j)	3.00	%(j)	2.97	%(i)	2.58	%(i)	2.34	%(i)

Supplemental Data
Net assets, end of period (000)	$2,222,709		$2,147,025		$1,840,587		$1,729,459		$2,033,975		$2,087,043

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.53		$11.95		$11.21		$11.77		$11.95		$11.70

Net investment income(a)	0.13		0.27		0.37		0.36		0.32		0.30
Net realized and unrealized gain (loss)		(0.24)	0.60		0.74		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations		(0.11)	0.87		1.11		(0.20)		0.16		0.61

Distributions(b)
From net investment income		(0.13)	(0.29)		(0.37)		(0.36)		(0.34)		(0.36)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.60)	(0.29)		(0.37)		(0.36)		(0.34)		(0.36)

Net asset value, end of period	$11.82		$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	(0.99	)%(d)	7.35	%(e)	10.06%		(1.69	)%(e)	1.37%		5.32%

Ratios to Average Net Assets(f)
Total expenses(g)	0.56	%(h)(i)	0.61	%(j)	0.63	%(i)	0.92	%(i)	0.86	%(i)	0.74	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.49	%(h)(i)	0.59	%(j)	0.59	%(i)	0.88	%(i)	0.84	%(i)	0.72	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.59	%(h)(i)	0.59	%(j)	0.59	%(i)	0.60	%(i)	0.60	%(i)	0.60	%(i)

Net investment income(g)	2.02	%(h)(i)	2.22	%(j)	3.20	%(i)	3.17	%(i)	2.77	%(i)	2.54	%(i)

Supplemental Data
Net assets, end of period (000)	$22,982		$24,443		$28,769		$28,072		$31,705		$34,722

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.53		$11.95		$11.21		$11.77		$11.95		$11.70

Net investment income(a)	0.08		0.16		0.27		0.27		0.22		0.20
Net realized and unrealized gain (loss)		(0.24)	0.60		0.74		(0.56)		(0.16)		0.31

Net increase (decrease) from investment operations		(0.16)	0.76		1.01		(0.29)		0.06		0.51

Distributions(b)
From net investment income		(0.08)	(0.18)		(0.27)		(0.27)		(0.24)		(0.26)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.55)	(0.18)		(0.27)		(0.27)		(0.24)		(0.26)

Net asset value, end of period	$11.82		$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	(1.41	)%(d)	6.44	%(e)	9.14%		(2.53	)%(e)	0.52%		4.42%

Ratios to Average Net Assets(f)
Total expenses(g)	1.45	%(h)(i)	1.49	%(j)	1.51	%(j)	1.82	%(i)	1.76	%(i)	1.66	%(i)

Total expenses after fees waived and/or reimbursed(g)	1.42	%(h)(i)	1.44	%(j)	1.44	%(j)	1.74	%(i)	1.68	%(i)	1.58	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.44	%(h)(i)	1.44	%(j)	1.44	%(j)	1.45	%(i)	1.45	%(i)	1.45	%(i)

Net investment income(g)	1.09	%(h)(i)	1.36	%(j)	2.35	%(j)	2.32	%(i)	1.90	%(i)	1.67	%(i)

Supplemental Data
Net assets, end of period (000)	$118,350		$140,034		$209,532		$235,682		$339,329		$498,254

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.53		$11.95		$11.21		$11.77		$11.95		$11.71

Net investment income(a)	0.13		0.29		0.39		0.39		0.35		0.32
Net realized and unrealized gain (loss)		(0.22)	0.60		0.74		(0.56)		(0.17)		0.30

Net increase (decrease) from investment operations		(0.09)	0.89		1.13		(0.17)		0.18		0.62

Distributions(b)
From net investment income		(0.14)	(0.31)		(0.39)		(0.39)		(0.36)		(0.38)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.61)	(0.31)		(0.39)		(0.39)		(0.36)		(0.38)

Net asset value, end of period	$11.83		$12.53		$11.95		$11.21		$11.77		$11.95

Total Return(c)
Based on net asset value	(0.80	)%(d)	7.59	%(e)	10.30%		(1.49	)%(e)	1.59%		5.44%

Ratios to Average Net Assets(f)
Total expenses(g)	0.36	%(h)(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)	0.64	%(i)	0.52	%(i)

Total expenses after fees waived and/or reimbursed(g)	0.36	%(h)(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)	0.63	%(i)	0.52	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	0.36	%(h)(i)	0.37	%(j)	0.37	%(j)	0.38	%(i)	0.39	%(i)	0.39	%(i)

Net investment income(g)	2.14	%(h)(i)	2.41	%(j)	3.40	%(j)	3.36	%(i)	3.00	%(i)	2.73	%(i)

Supplemental Data
Net assets, end of period (000)	$7,879,319		$7,491,107		$6,015,062		$4,726,240		$3,751,146		$2,770,095

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Six Months Ended
	03/31/21		Year Ended September 30,
	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$12.54		$11.96		$11.22		$11.78		$11.96		$11.71

Net investment income(a)	0.09		0.22		0.32		0.31		0.28		0.24
Net realized and unrealized gain (loss)		(0.23)	0.59		0.74		(0.56)		(0.17)		0.32

Net increase (decrease) from investment operations		(0.14)	0.81		1.06		(0.25)		0.11		0.56

Distributions(b)
From net investment income		(0.10)	(0.23)		(0.32)		(0.31)		(0.29)		(0.31)
From net realized gain		(0.47)	—		—		—		—		—

Total distributions		(0.57)	(0.23)		(0.32)		(0.31)		(0.29)		(0.31)

Net asset value, end of period	$11.83		$12.54		$11.96		$11.22		$11.78		$11.96

Total Return(c)
Based on net asset value	(1.20	)%(d)	6.88	%(e)	9.58%		(2.12	)%(e)	0.93%		4.86%

Ratios to Average Net Assets(f)
Total expenses(g)	1.02	%(h)(i)	1.04	%(j)	1.07	%(i)	1.37	%(i)	1.34	%(i)	1.22	%(i)

Total expenses after fees waived and/or reimbursed(g)	1.00	%(h)(i)	1.03	%(j)	1.03	%(i)	1.31	%(i)	1.29	%(i)	1.17	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense(g)	1.03	%(h)(i)	1.03	%(j)	1.03	%(i)	1.04	%(i)	1.04	%(i)	1.04	%(i)

Net investment income(g)	1.51	%(h)(i)	1.80	%(j)	2.76	%(i)	2.72	%(i)	2.36	%(i)	2.06	%(i)

Supplemental Data
Net assets, end of period (000)	$83,220		$85,550		$142,718		$156,009		$160,166		$90,332

Portfolio turnover rate of the Master Portfolio(k)		241%	556%		574%		734%		806%		841%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended
	03/31/21	Year Ended September 30,
	(unaudited)	2020	2019	2018	2017	2016

Portfolio turnover rate (excluding MDRs)	86%	274%	241%	350%	540%	598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2021, the percentage of the Master Portfolio owned by the Fund was 94.4%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year of after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

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Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29
(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL and BRS, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total
Service and distribution fees — class specific	$ 67,768	$ 2,760,654	$ 11,993	$ 653,909	$ 213,664	$ 3,707,988

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2021, the Fund paid $263,551 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 24,887	$ 503	$ 8,030	$ 113	$ 2,810	$ 7,530	$ 860	$ 44,733

For the six months ended March 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 4,715,214	$ 44,731	$ 1,309,030	$ 22,525	$ 65,254	$ 157,031	$ 75,354	$ 6,389,139

Other Fees: For the six months ended March 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $30,506.

For the six months ended March 31, 2021, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$16
Investor C	63,081

$63,097

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue this contractual expense limitation through January 31, 2022, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2021, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2021, the class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A1	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$957,482	$6,313	$6,817	$10,056	$2,003	$982,671

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the six months ended March 31, 2021, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/21		Year Ended 09/30/20

Share Class	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	176,428,154	$2,160,977,962	407,197,673	$4,930,002,061
Shares issued in reinvestment of distributions	32,935,115	401,977,845	14,373,580	175,160,958
Shares redeemed	(130,448,423)	(1,599,595,447)	(244,952,396)	(2,956,238,422)

	78,914,846	$963,360,360	176,618,857	$2,148,924,597

Service
Shares sold	640,154	$7,840,642	2,119,639	$25,615,636
Shares issued in reinvestment of distributions	205,446	2,507,869	194,920	2,358,873
Shares redeemed	(879,615)	(10,954,597)	(7,758,975)	(94,719,115)

	(34,015)	$(606,086)	(5,444,416)	$(66,744,606)

Investor A
Shares sold and automatic conversion of shares	36,083,419	$442,871,232	84,663,818	$1,032,517,166
Shares issued in reinvestment of distributions	8,214,174	100,262,718	3,222,095	39,242,986
Shares redeemed	(27,687,299)	(338,804,360)	(70,592,751)	(850,309,256)

	16,610,294	$204,329,590	17,293,162	$221,450,896

Investor A1
Shares sold	144,465	$1,779,483	522,733	$6,411,563
Shares issued in reinvestment of distributions	80,809	985,665	37,182	451,698
Shares redeemed	(232,441)	(2,839,099)	(1,016,865)	(12,228,873)

	(7,167)	$(73,951)	(456,950)	$(5,365,612)

Investor C
Shares sold	1,038,558	$12,826,571	3,772,518	$45,891,628
Shares issued in reinvestment of distributions	451,749	5,510,193	217,692	2,637,204
Shares redeemed and automatic conversion of shares	(2,657,335)	(32,667,286)	(10,351,551)	(128,116,264)

	(1,167,028)	$(14,330,522)	(6,361,341)	$(79,587,432)

Investor C1(a)
Shares sold	—	$—	8,015	$95,808
Shares issued in reinvestment of distributions	—	—	1,289	15,443
Shares redeemed and automatic conversion of shares	—	—	(246,294)	(2,992,951)

	—	$—	(236,990)	$(2,881,700)

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20

Share Class	Shares	Amounts	Shares	Amounts
Investor C2(a)
Shares sold	—	$—	2,071	$24,731
Shares issued in reinvestment of distributions	—	—	357	4,268
Shares redeemed and automatic conversion of shares	—	—	(60,923)	(735,119)

	—	$—	(58,495)	$(706,120)

Class K
Shares sold	134,994,136	$1,644,446,657	202,032,912	$2,461,899,430
Shares issued in reinvestment of distributions	27,195,595	331,892,487	13,179,979	160,520,192
Shares redeemed	(93,719,216)	(1,159,340,346)	(120,799,590)	(1,450,443,307)

	68,470,515	$816,998,798	94,413,301	$1,171,976,315

Class R
Shares sold	951,095	$11,727,733	2,264,561	$27,639,353
Shares issued in reinvestment of distributions	324,655	3,963,171	151,229	1,836,493
Shares redeemed	(1,065,702)	(13,087,229)	(7,529,338)	(90,449,776)

	210,048	$2,603,675	(5,113,548)	$(60,973,930)

	162,997,493	$1,972,281,864	270,653,580	$3,326,092,408

(a)	On February 24, 2020, the Fund’s issued and outstanding Investor C1 and Investor C2 Shares converted into Investor A Shares.

7.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.

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Portfolio Information as of March 31, 2021	Master Total Return Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	44%
Corporate Bonds	28
Asset-Backed Securities	8
U.S. Treasury Obligations	7
Foreign Government Obligations	5
Non-Agency Mortgage-Backed Securities	4
Floating Rate Loan Interests	1
Common Stocks	1
Foreign Agency Obligations	1
Preferred Securities	1
Municipal Bonds	—(b)
Warrants	—(b)
Rights	—(b)

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	55%
AA/Aa	3
A	15
BBB/Baa	14
BB/Ba	4
B	2
CCC/Caa	1
N/R	6

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.
(b)	Amount is less than 1%.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

P O R T F O L I O I N F O R M A T I O N	25

Schedule of Investments (unaudited) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)(c)	USD	6,551	$6,551,268
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 04/20/30(a)(d)		625	623,676
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.87%, 04/20/30(a)(d)		2,170	2,171,231
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.83%, 12/25/33(d)		581	538,333
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 0.39%, 07/25/36(d)		334	298,403
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 0.37%, 05/25/37(d)		2,602	614,147
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 0.71%, 05/25/37(d)		230	57,084
Adams Mill CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.10%), 1.34%, 07/15/26(a)(d)		2,080	2,080,344
Series 2014-1A, Class C1R, (3 mo. LIBOR US + 2.35%), 2.59%, 07/15/26(a)(d)		1,610	1,608,577
AGL CLO 6 Ltd., Series 2020-6A, Class E, (3 mo. LIBOR US + 7.48%), 7.70%, 07/20/31(a)(d)		375	375,517
AGL CLO 7 Ltd.
Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/31(a)(d)		2,400	2,411,378
Series 2020-7A, Class D, (3 mo. LIBOR US + 4.40%), 4.64%, 07/15/31(a)(d)		500	502,047
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.61%, 04/20/32(a)(d)		8,405	8,438,209
AGL Core CLO 5 Ltd., Series 2020-5A, Class D, (3 mo. LIBOR US + 4.95%), 5.17%, 07/20/30(a)(b)(d)		1,750	1,758,400
AIMCO CLO
Series 2015-AA, Class BR, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/28(a)(d)		950	950,466
Series 2017-AA, Class A, (3 mo. LIBOR US + 1.26%), 1.48%, 07/20/29(a)(d)		500	501,255
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 0.00%, 04/20/34(a)(d)		250	250,000
Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 2.67%, 07/20/29(a)(d)		500	499,272
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 0.00%, 04/20/34(a)(d)		500	500,000
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 0.00%, 04/20/34(a)(d)		250	250,000
Ajax Mortgage Loan Trust
Series 2017-D, Class A, 3.75%, 12/25/57(a)		7,750	7,868,098
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(d)		1,681	1,319,361
Series 2018-A, Class A, 3.85%, 04/25/58(a)(b)		8,190	8,210,917
Series 2018-A, Class B, 0.00%, 04/25/58(a)		2,641	1,447,156
Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)		3,640	3,641,738
Series 2018-B, Class B, 0.00%, 02/26/57(a)		2,584	737,806
Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(d)		9,632	9,656,433
Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(d)		2,841	1,831,615

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2018-E, Class A, 4.38%, 06/25/58(a)(d)	USD	4,237	$4,278,085
Series 2018-E, Class B, 5.25%, 06/25/58(a)(b)(d)		840	845,712
Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)(d)		2,104	1,577,677
Series 2018-F, Class A, 4.38%, 11/25/58(a)(b)(d)		13,288	13,452,722
Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(d)		2,415	2,432,296
Series 2018-F, Class C, 0.00%, 11/25/58(a)(b)		5,573	3,344,083
Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(d)		10,395	10,384,993
Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(d)		2,042	1,541,710
Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)		5,261	5,173,482
Series 2019-A, Class A, 3.75%, 08/25/57(a)(d)		10,152	10,306,307
Series 2019-A, Class B, 5.25%, 08/25/57(a)(d)		1,720	1,702,845
Series 2019-A, Class C, 0.00%, 08/25/57(a)(b)		4,304	3,565,247
Series 2019-B, Class A, 3.75%, 01/25/59(a)(d)		17,523	17,789,950
Series 2019-B, Class B, 5.25%, 01/25/59(a)(b)(d)		2,845	2,147,975
Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)		7,275	6,244,406
Series 2019-C, Class A, 3.95%, 10/25/58(a)(d)		5,947	5,955,835
Series 2019-E, Class A, 3.00%, 09/25/59(a)(c)		19,085	19,176,337
Series 2019-E, Class B, 4.88%, 09/25/59(a)(c)		2,600	2,553,968
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,767	3,857,209
Series 2019-G, Class A, 3.00%, 09/25/59(a)(c)		14,626	14,720,972
Series 2019-G, Class B, 4.25%, 09/25/59(a)(c)		2,120	2,054,857
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,419	4,545,991
Series 2019-H, Class A, 3.00%, 11/25/59(a)(c)		11,346	11,425,773
Series 2019-H, Class B, 4.25%, 11/25/59(a)(c)		1,970	1,909,466
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,879	4,327,948
Series 2020-A, Class A, 2.38%, 12/25/59(a)(c)		25,971	25,963,492
Series 2020-A, Class B, 3.50%, 12/25/59(a)(c)		3,853	3,844,166
Series 2020-A, Class C, 0.00%, 12/25/59(a)(b)		9,290	5,825,035
Series 2020-C, Class A, 2.25%, 09/27/60(a)(c)		29,003	28,960,910
Series 2020-C, Class B, 5.00%, 09/27/60(a)(c)		2,981	2,986,198
Series 2020-C, Class C, 0.00%, 09/27/60(a)		10,121	8,840,722
Series 2020-D, Class A, 2.25%, 06/25/60(a)(c)		27,929	27,888,648
Series 2020-D, Class B, 5.00%, 06/25/60(a)(c)		4,238	4,245,873

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2020-D, Class C, 0.00%, 06/25/60(a)	USD	10,882	$9,227,071
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.30%, 10/21/28(a)(d)		3,790	3,786,069
Allegro CLO IV Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.39%, 01/15/30(a)(d)		6,568	6,567,994
Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/30(a)(d)		2,530	2,537,199
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(a)(d)		7,780	7,776,044
ALM VII Ltd.
Series 2012-7A, Class A1A2, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/29(a)(d)		750	749,642
Series 2012-7A, Class A2R2, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/29(a)(d)		591	590,973
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (3 mo. LIBOR US + 3.00%), 3.24%, 10/15/27(a)(d)		500	496,890
ALM XIX Ltd.
Series 2016-19A, Class A1RA, (3 mo. LIBOR US + 1.00%), 1.24%, 04/16/29(a)(b)(d)		750	750,450
Series 2016-19A, Class A1RB, (3 mo. LIBOR US + 1.35%), 1.59%, 04/16/29(a)(b)(d)		500	500,000
Series 2016-19A, Class A2RA, (3 mo. LIBOR US + 1.45%), 1.69%, 04/16/29(a)(b)(d)		3,370	3,371,348
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.89%, 01/15/28(a)(d)		1,250	1,247,881
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)(d)	EUR	1,500	1,724,216
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.45%, 11/02/30(a)(d)	USD	750	750,144
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.67%, 04/25/31(a)(d)		500	501,000
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.20%), 1.40%, 11/10/30(a)(d)		540	540,643
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.26%), 1.48%, 07/24/29(a)(d)		2,592	2,590,265
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,301,319
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,511,746
Series 2020-SFR3, Class E 1, 2.56%, 09/17/37(a)		2,490	2,499,797
Series 2020-SFR4, Class E 2, 2.46%, 11/17/37(a)		2,500	2,479,718
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,721,457
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(d)		2,120	2,120,514
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 01/28/31(a)(d)		3,600	3,595,792

Security		Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(d)	USD	500	$496,698
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.27%, 01/28/31(a)(d)		5,330	5,331,269
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.07%, 01/28/31(a)(d)		5,550	5,518,787
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/30(a)(d)		9,200	9,063,048
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/30(a)(d)		3,540	3,534,106
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.27%), 1.51%, 07/15/30(a)(d)		4,010	4,010,727
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.31%, 01/28/31(a)(d)		4,936	4,934,586
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.97%, 01/28/31(a)(d)		7,620	7,611,351
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.42%, 01/28/31(a)(d)		4,250	4,232,292
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31(a)(d)		1,140	1,143,313
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.00%), 1.22%, 07/28/28(a)(d)		1,967	1,963,758
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(d)		3,050	3,055,340
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 10/13/30(a)(d)		2,755	2,757,343
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.88%, 10/13/30(a)(d)		750	749,167
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.37%, 10/13/30(a)(d)		1,410	1,408,023
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 05/15/31(a)(d)	EUR	250	292,087
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 0.00%, 04/15/34(a)(d)		2,421	2,839,107
Series 2A, Class CR, (3 mo. EURIBOR + 2.40%), 0.00%, 04/15/34(a)(d)		1,298	1,522,165
Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 0.00%, 04/15/34(a)(d)		2,130	2,497,851
Series 2A, Class ER, (3 mo. EURIBOR + 6.45%), 0.00%, 04/15/34(a)(d)		460	528,653
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/25/34(a)(d)		1,042	1,211,897
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(d)	USD	3,152	3,153,712
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.23%, 04/20/31(a)(d)		1,080	1,075,738
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.36%, 10/22/30(a)(d)		880	879,055

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.77%, 07/16/31(a)(d)	USD	250	$247,019
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.72%, 04/20/31(a)(d)		500	501,070
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 3.17%, 04/20/31(a)(d)		850	844,578
Apidos CLO XXXI, Series 2019-31A, Class B, (3 mo. LIBOR US + 1.90%), 2.14%, 04/15/31(a)(d)		2,950	2,945,558
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.94%, 10/15/28(a)(d)		250	250,392
Aqueduct European CLO DAC
Series 2019-4A, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(a)(d)	EUR	750	876,987
Series 2019-4X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 07/15/32(d)		1,560	1,824,132
Arbour CLO II DAC, Series 2014-2X, Class B2R, (3 mo. EURIBOR + 1.50%), 1.50%, 05/15/30(d)		995	1,165,542
Arbour CLO VIII DAC, Series 8A, Class C, (3 mo. EURIBOR + 2.90%), 2.90%, 07/15/33(a)(b)(d)		550	649,493
Ares European CLO X BV, Series 10X, Class B1, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/31(d)		820	960,722
Ares European CLO XI BV, Series 11X, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 04/15/32(d)		730	853,284
Ares European CLO XII BV, Series 12X, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/20/32(d)		1,370	1,609,987
Ares LIX CLO Ltd., Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 0.00%, 04/25/34(a)(d)	USD	250	250,000
Ares LVI CLO Ltd., Series 2020-56A, Class E, (3 mo. LIBOR US + 7.58%), 7.79%, 10/25/31(a)(d)		1,720	1,729,196
Ares LVIII CLO Ltd., Series 2020-58A, Class E, (3 mo. LIBOR US + 7.03%), 7.27%, 01/15/33(a)(d)		250	250,742
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30(a)(d)		1,150	1,151,299
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.24%), 0.59%, 05/25/35(d)		3,548	3,260,981
Armada Euro CLO III DAC
Series 3A, Class CR, (3 mo. EURIBOR + 2.35%), 0.00%, 07/15/31(a)(b)(d)	EUR	2,880	3,377,376
Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 0.00%, 07/15/31(a)(b)(d)		1,313	1,539,755
Assurant CLO I Ltd.
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 10/20/29(a)(d)	USD	1,400	1,396,517
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/29(a)(d)		1,420	1,417,705
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.18%, 05/28/30(a)(b)(d)		4,010	4,010,401

Security		Par (000)	Value

Asset-Backed Securities (continued)
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.05%, 04/22/27(a)(d)	USD	1,538	$1,538,214
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.87%, 04/22/27(a)(d)		2,381	2,356,005
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 11/21/30(a)(d)		1,000	993,234
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.10%), 1.32%, 04/25/26(a)(d)		383	383,390
Avery Point V CLO Ltd.
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.98%), 1.20%, 07/17/26(a)(d)		667	667,198
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.50%), 1.72%, 07/17/26(a)(d)		2,250	2,243,843
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.06%, 08/05/27(a)(d)		4,665	4,660,443
Series 2015-6A, Class BR2, (3 mo. LIBOR US + 1.35%), 1.51%, 08/05/27(a)(d)		3,900	3,895,870
Avery Point VII CLO Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 0.96%), 1.20%, 01/15/28(a)(d)		7,480	7,470,881
Avoca CLO XII Ltd., Series 12X, Class CR, (3 mo. EURIBOR + 2.05%), 2.05%, 04/15/30(d)	EUR	475	555,432
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(d)		400	462,652
Avoca CLO XVII DAC, Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(a)(d)		1,390	1,623,612
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(d)		400	463,513
Avoca CLO XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.75%), 5.75%, 07/15/32(d)		1,040	1,187,756
Avoca CLO XXII DAC, Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 2.90%, 04/15/35(a)(b)(d)		500	586,350
Babson CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(d)	USD	2,590	2,588,110
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.62%, 01/20/31(a)(d)		610	611,528
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class ARR, (3 mo. LIBOR US + 0.97%), 0.00%, 01/15/29(a)(d)		1,350	1,348,199
Series 2016-2A, Class BRR, (3 mo. LIBOR US + 1.55%), 0.00%, 01/15/29(a)(d)		1,000	996,057
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.30%, 07/19/31(a)(d)		1,420	1,416,363
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.82%, 07/19/31(a)(d)		500	500,451
Series 2019-1A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 04/18/32(a)(d)		500	498,447
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.85%), 3.07%, 10/21/32(a)(d)		500	499,985
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/32(d)	EUR	1,160	1,354,854

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28(a)(d)	USD	500	$496,301
Series 2020-1A, Class C, (3 mo. LIBOR US + 4.50%), 4.72%, 07/20/30(a)(d)		400	401,850
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(d)		1,680	867,388
Series 1998-2, Class B1, 7.43%, 12/10/25(d)		2,790	1,178,170
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.17%, 07/20/29(a)(d)		1,085	1,085,000
Battalion CLO 18 Ltd.
Series 2020-18A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 10/15/32(a)(d)		1,827	1,829,941
Series 2020-18A, Class D1, (3 mo. LIBOR US + 4.00%), 4.24%, 10/15/32(a)(d)		1,617	1,620,128
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.04%), 1.26%, 07/17/28(a)(d)		2,717	2,717,945
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.29%, 07/18/30(a)(d)		6,500	6,499,989
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.77%, 07/18/30(a)(d)		3,250	3,202,471
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.22%, 07/18/30(a)(d)		2,901	2,896,609
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.29%, 01/25/35(a)(d)		25,430	25,322,312
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.67%, 01/25/35(a)(d)		2,890	2,883,213
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.11%, 05/28/39(a)(d)		9,690	9,082,645
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.41%, 05/28/39(a)(d)		461	389,446
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.11%, 02/28/40(a)(d)		2,142	2,044,437
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.11%, 12/28/40(a)(d)		742	668,097
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(d)		1,674	419,729
Series 2000-A, Class A3, 7.83%, 06/15/30(d)		1,554	402,676
Series 2000-A, Class A4, 8.29%, 06/15/30(d)		1,121	307,540
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.40%), 1.51%, 12/15/35(a)(d)		3,997	3,997,649
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.83%, 08/25/34(d)		149	149,318
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 1.13%, 12/25/35(d)		1,689	2,318,904
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.17%), 0.28%, 09/25/36(d)		2,079	2,008,458
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.28%, 05/25/35(d)		536	523,265
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.27%, 01/25/37(d)		502	490,924
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.43%, 03/25/37(d)		1,153	1,036,708
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.25%, 03/25/37(d)		668	638,857

Security		Par (000)	Value

Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.25%, 03/25/37(d)	USD	1,366	$1,290,915
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.36%, 04/25/37(d)		908	1,052,690
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.46%, 04/25/37(d)		6,111	5,894,874
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.97%, 01/17/33(a)(d)		1,500	1,504,200
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.69%, 07/15/29(a)(d)		3,160	3,156,359
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/29(a)(d)		749	749,286
Benefit Street Partners CLO Ltd., Series 2021- 23A, Class E, (3 mo. LIBOR US + 6.81%), 0.00%, 04/25/34(a)(d)		750	735,000
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.31%, 04/20/31(a)(d)		4,360	4,355,596
Benefit Street Partners CLO VI Ltd.
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.24%), 1.46%, 10/18/29(a)(d)		12,030	12,032,484
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.72%), 1.94%, 10/18/29(a)(d)		3,320	3,326,763
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.78%), 1.00%, 07/18/27(a)(d)		939	938,911
Series 2015-VIIA, Class CR, (3 mo. LIBOR US + 2.40%), 2.62%, 07/18/27(a)(d)		600	595,183
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.32%, 01/20/31(a)(d)		1,250	1,251,405
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class D, (3 mo. LIBOR US + 4.25%), 4.49%, 07/15/31(a)(d)		3,010	3,020,991
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class E, (3 mo. LIBOR US + 8.04%), 8.28%, 07/15/31(a)(d)		250	250,707
Birch Grove CLO Ltd.
Series 19A, Class C, (3 mo. LIBOR US + 2.95%), 3.13%, 06/15/31(a)(d)		1,250	1,247,553
Series 19A, Class D, (3 mo. LIBOR US + 3.90%), 4.08%, 06/15/31(a)(d)		1,195	1,195,621
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2, (3 mo. LIBOR US + 1.05%), 1.23%, 11/20/28(a)(d)		1,454	1,453,995
Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.23%), 1.45%, 01/20/29(a)(d)		3,638	3,640,434
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.40%, 10/22/30(a)(d)		6,245	6,247,535
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.22%, 04/20/31(a)(d)		2,550	2,542,856
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/31(a)(d)		3,970	3,944,598
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/20/31(a)(d)		1,200	1,196,436

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 07/25/31(a)(d)	USD	750	$753,624
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.94%, 07/15/32(a)(d)		1,000	1,002,581
BlueMountain EUR CLO DAC, Series 2021-1A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/15/34(a)(b)(d)	EUR	1,500	1,754,652
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class A2, (3 mo. EURIBOR + 1.35%), 1.35%, 03/30/32(d)		670	785,203
BlueMountain Fuji Eur CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(d)		1,560	1,825,244
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/17/24(a)	USD	5,290	5,294,959
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.57%, 01/17/28(a)(d)		500	500,447
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 01/17/28(a)(d)		1,073	1,035,690
Buttermilk Park CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(d)		625	625,072
Cairn CLO XII DAC
Series 2020-12A, Class B, (3 mo. EURIBOR + 2.30%), 2.30%, 04/15/33(a)(b)(d)	EUR	500	592,917
Series 2020-12A, Class C, (3 mo. EURIBOR + 3.00%), 3.00%, 04/15/33(a)(b)(d)		1,175	1,394,871
Canyon CLO Ltd., Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.93%, 01/15/34(a)(d)	USD	1,610	1,606,224
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.24%, 04/30/31(a)(d)		7,620	7,613,645
Carlyle Global Market Strategies CLO Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.89%), 1.11%, 01/18/29(a)(d)		1,488	1,484,643
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.34%, 10/15/30(a)(d)		248	248,550
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.24%, 01/15/31(a)(d)		1,853	1,849,669
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.19%, 04/17/31(a)(d)		3,160	3,157,257
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.82%, 07/28/28(a)(d)		2,470	2,472,116
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.67%, 10/20/27(a)(d)		750	747,680
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/15/30(a)(d)		4,620	4,621,610
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/20/31(a)(d)		250	247,916
Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.28%), 1.52%, 07/15/32(a)(d)		4,000	4,004,857
Series 2020-1A, Class C1, (3 mo. LIBOR US + 4.00%), 4.22%, 07/20/31(a)(d)		750	752,320
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.42%), 0.53%, 01/25/36(d)		610	534,840

Security		Par (000)	Value

Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust
Series 2006-NC3, Class A3, (1 mo. LIBOR US + 0.15%), 0.26%, 08/25/36(d)	USD	3,208	$3,074,277
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.27%, 10/25/36(d)		682	659,097
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.15%), 0.26%, 01/25/37(d)		3,978	3,565,064
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 0.00%, 04/20/32(a)(d)		700	696,732
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 0.00%, 04/20/32(a)(b)(d)		5,250	5,250,000
CarVal CLO III Ltd., Series 2019-2A, Class D, (3 mo. LIBOR US + 3.70%), 3.92%, 07/20/32(a)(d)		2,000	2,004,340
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.11%, 07/16/31(a)(d)		500	497,070
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(d)		10,906	11,421,809
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 07/20/30(a)(d)		6,050	6,050,005
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.75%), 1.97%, 10/17/29(a)(d)		2,955	2,955,810
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.23%), 1.45%, 10/17/29(a)(d)		3,780	3,781,207
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.70%), 1.92%, 10/17/29(a)(d)		1,000	999,974
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.27%, 10/25/36(d)		552	466,899
CDO Repack SPC Ltd., Series 2006-CLF1, Class D1, 0.00%, 05/20/30(a)		287	294,523
Cedar Funding II CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 1.42%, 06/09/30(a)(d)		1,511	1,511,930
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 0.00%, 04/20/34(a)(d)		2,180	2,180,000
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.94%, 06/09/30(a)(d)		2,450	2,447,330
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 0.00%, 04/20/34(a)(d)		3,110	3,110,000
Cedar Funding IV CLO Ltd.
Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.23%), 1.45%, 07/23/30(a)(d)		3,790	3,791,292
Series 2014-4A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/23/30(a)(d)		750	749,712
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.20%, 04/20/31(a)(d)		940	934,347
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.32%, 07/17/31(a)(d)		2,130	2,132,068
Cedar Funding VI CLO Ltd.
Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.09%), 1.31%, 10/20/28(a)(d)		15,035	15,048,103
Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.24%, 04/20/34(a)(d)		18,290	18,290,000
Series 2016-6A, Class CR, (3 mo. LIBOR US + 2.10%), 2.32%, 10/20/28(a)(d)		2,900	2,894,865

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cedar Funding VIII CLO Ltd.
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.25%), 1.47%, 10/17/30(a)(d)	USD	16,520	$16,526,397
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 10/17/30(a)(d)		2,627	2,630,338
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.25%), 2.47%, 10/17/30(a)(d)		750	748,558
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(d)	EUR	900	1,040,515
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/28(a)(d)	USD	750	747,686
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.97%, 07/16/30(a)(d)		500	500,127
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.81%, 04/27/31(a)(d)		500	498,460
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.02%, 04/24/30(a)(d)		650	642,700
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.02%, 10/22/31(a)(d)		700	698,800
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.13%), 1.35%, 10/17/30(a)(d)		26,820	26,822,001
Series 2014-4RA, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 10/17/30(a)(d)		250	249,199
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.25%, 04/15/30(a)(b)(d)		1,270	1,270,508
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/30(a)(d)		2,904	2,881,514
Series 2015-3A, Class BR, 1.37%, 04/19/29(a)(d)		1,420	1,397,493
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.23%, 04/23/29(a)(d)		5,840	5,836,988
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 04/23/29(a)(d)		2,910	2,907,098
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.07%, 11/16/30(a)(d)		300	296,575
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.22%, 04/18/31(a)(d)		1,834	1,831,456
Series 2019-4A, Class A2, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/32(a)(d)		400	400,325
Series 2019-5A, Class C, (3 mo. LIBOR US + 3.80%), 4.04%, 10/15/32(a)(d)		250	251,408
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.30%), 2.54%, 07/15/32(a)(d)		3,260	3,262,581
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32(a)(d)		1,120	1,123,729
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.31%, 05/25/37(d)		5,996	4,802,795
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.38%, 05/25/37(d)		2,724	2,198,958
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.28%, 07/25/45(d)		4,467	3,849,870
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.17%, 10/20/30(a)(d)		620	607,784
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(d)		5,765	5,820,485
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		1,208	1,222,205
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		221	225,691

Security		Par (000)	Value

Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1998-4, Class M1, 6.83%, 04/01/30(d)	USD	339	$329,974
Series 1998-8, Class A1, 6.28%, 09/01/30		469	490,934
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		2,429	2,282,390
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		920	540,346
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		986	557,274
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.61%, 11/15/32(d)		1,397	1,306,348
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		1,602	515,456
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		1,373	431,906
Series 2000-5, Class A6, 7.96%, 05/01/31		2,194	1,032,218
Series 2000-5, Class A7, 8.20%, 05/01/31		4,002	1,939,461
Contego CLO VI DAC, Series 6A, Class CR, (3 mo. EURIBOR + 2.40%), 0.00%, 04/15/34(a)(d)	EUR	905	1,061,294
Contego CLO VIII DAC
Series 8A, Class B1, (3 mo. EURIBOR + 2.10%), 2.10%, 01/25/32(a)(d)		2,400	2,802,455
Series 8A, Class C, (3 mo. EURIBOR + 2.80%), 2.80%, 01/25/32(a)(b)(d)		500	593,093
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 10/25/34(d)	USD	471	463,467
Series 2005-16, Class 1AF, 4.60%, 04/25/36(d)		3,148	3,078,189
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(c)		1,673	1,639,661
Series 2006-1, Class AF4, 4.55%, 07/25/36(d)		1,314	1,328,907
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.27%, 09/25/46(d)		148	145,371
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 0.37%, 12/25/36(d)		2,106	2,028,624
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.26%, 03/25/47(d)		183	179,730
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.41%, 03/25/37(d)		6,211	5,802,961
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 12/25/35(d)		319	317,267
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.25%), 0.36%, 01/25/46(d)		8,384	8,061,794
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.32%), 0.43%, 10/25/36(d)		3,070	2,935,839
Series 2006-S3, Class A4, 6.44%, 01/25/29(c)		200	246,161
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.33%, 12/25/25(d)		62	91,063
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 0.95%, 08/25/47(d)		5,257	5,214,315
Countrywide Asset-Backed Certificates
Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.38%, 03/15/34(d)		598	573,526
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(d)		1,682	1,744,596
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.10%, 12/25/36(c)		409	412,980

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(c)	USD	852	$872,066
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,951	292,684
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.45%, 07/25/37(a)(d)		563	453,330
Cumberland Park CLO Ltd.
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/28(a)(d)		1,190	1,193,209
Series 2015-2A, Class DR, (3 mo. LIBOR US + 2.70%), 2.92%, 07/20/28(a)(d)		500	494,911
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(d)	EUR	1,160	1,339,001
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class E, (3 mo. EURIBOR + 5.83%), 5.83%, 04/29/34(d)		760	874,852
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	265	313,303
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.41%, 12/15/33(a)(d)		576	524,574
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.30%, 05/15/35(a)(d)		191	184,448
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.30%, 05/15/35(a)(b)(d)		132	125,424
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.29%, 05/15/35(d)		334	327,479
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.29%, 05/15/36(d)		1,979	1,925,540
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.26%, 11/15/36(d)		1,261	1,092,185
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. EURIBOR + 3.35%), 3.35%, 01/28/34(a)(b)(d)	EUR	500	586,350
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/20/30(a)(d)	USD	5,561	5,567,343
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/28(a)(d)		3,064	3,052,049
Dryden 43 Senior Loan Fund
Series 2016-43A, Class AR, (3 mo. LIBOR US + 1.14%), 1.36%, 07/20/29(a)(d)		7,230	7,226,276
Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 0.00%, 04/20/34(a)(d)		5,540	5,540,000
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 10/15/30(a)(d)		350	349,443
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 0.00%, 07/18/30(a)(d)		500	500,000
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/30(a)(d)		450	450,113

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(a)(d)	USD	18,720	$18,720,578
Dryden 76 CLO Ltd., Series 2019-76A, Class A1, (3 mo. LIBOR US + 1.33%), 1.55%, 10/20/32(a)(d)		750	751,285
Dryden 77 CLO Ltd., Series 2020-77A, Class D1, (3 mo. LIBOR US + 5.14%), 5.32%, 05/20/31(a)(d)		750	752,958
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.14%, 10/15/27(a)(d)		8,399	8,402,822
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/27(a)(d)		1,340	1,338,977
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.14%, 04/15/29(a)(d)		1,170	1,170,214
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.39%, 08/15/30(a)(d)		9,085	9,078,531
Eaton Vance CLO Ltd., Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.44%, 10/15/30(a)(d)		3,550	3,540,002
Elmwood CLO II Ltd.
Series 2019-2A, Class A, (3 mo. LIBOR US + 1.45%), 1.67%, 04/20/31(a)(d)		4,020	4,020,654
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 0.00%, 04/20/34(a)(d)		3,750	3,750,000
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 0.00%, 04/20/34(a)(d)		500	500,000
Series 2019-2A, Class C, (3 mo. LIBOR US + 2.90%), 3.12%, 04/20/31(a)(d)		750	750,808
Series 2019-2A, Class D, (3 mo. LIBOR US + 3.95%), 4.17%, 04/20/31(a)(d)		1,450	1,451,060
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 0.00%, 04/20/34(a)(d)		500	500,000
Elmwood CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.85%), 4.09%, 10/15/32(a)(d)		250	251,323
Elmwood CLO V Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/24/31(a)(d)		2,880	2,897,272
Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 07/24/31(a)(d)		2,880	2,875,332
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 2.35%, 04/24/34(a)(d)	EUR	1,200	1,407,240
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 3.25%, 04/24/34(a)(d)		1,585	1,858,730
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.81%, 11/25/35(d)	USD	6,465	6,342,155
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.16%, 10/25/34(d)		1,000	974,187
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 0.35%, 10/25/36(d)		2,340	1,865,946
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 0.43%, 10/25/36(d)		1,572	1,279,403
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 0.25%, 12/25/36(d)		11,449	6,674,447

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.26%, 12/25/36(d)	USD	14,944	$13,985,030
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 0.71%, 01/25/36(d)		2,658	2,342,898
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 09/17/25(a)		2,690	2,766,245
Flatiron CLO 19 Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.90%), 4.09%, 11/16/32(a)(d)		650	654,135
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.89%), 1.13%, 04/15/27(a)(d)		1,195	1,195,129
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.39%, 02/25/37(d)		2,708	2,215,680
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 10/15/30(a)(d)		1,350	1,350,545
Galaxy XXIX CLO Ltd.
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.40%), 1.59%, 11/15/26(a)(d)		250	249,516
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.68%), 1.87%, 11/15/26(a)(d)		1,470	1,454,213
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.21%, 05/16/31(a)(d)		1,000	998,004
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.50%), 0.61%, 12/25/35(d)		163	163,050
Gilbert Park CLO Ltd.
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.19%, 10/15/30(a)(d)		3,110	3,089,448
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(d)		4,292	4,263,517
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.07%, 04/20/29(a)(d)		3,120	3,119,946
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 04/20/29(a)(d)		1,800	1,799,939
GoldenTree Loan Management U.S. CLO3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/30(a)(d)		500	500,560
GoldenTree Loan Management U.S. CLO4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.70%), 2.92%, 04/24/31(a)(d)		500	500,572
GoldenTree Loan Management U.S. CLO5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.30%), 1.52%, 10/20/32(a)(d)		1,750	1,755,508
GoldenTree Loan Management U.S. CLO6 Ltd., Series 2019-6A, Class D, (3 mo. LIBOR US + 3.85%), 4.07%, 01/20/33(a)(d)		250	251,935
GoldenTree Loan Management U.S. CLO 7 Ltd.
Series 2020-7A, Class D, (3 mo. LIBOR US + 2.98%), 3.20%, 04/20/31(a)(d)		2,240	2,240,080
Series 2020-7A, Class E, (3 mo. LIBOR US + 5.50%), 5.72%, 04/20/31(a)(d)		1,000	1,000,012
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.32%, 10/29/29(a)(d)		1,830	1,831,892

Security		Par (000)	Value

Asset-Backed Securities (continued)
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.81%, 10/29/29(a)(d)	USD	1,000	$1,000,960
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.34%, 07/20/31(a)(d)		4,688	4,690,362
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.27%, 07/20/31(a)(d)		500	500,053
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.29%, 01/18/31(a)(d)		3,749	3,751,634
Golub Capital BDC 3 CLO 1 LLC, Series 2021- 1A, Class C1, (3 mo. LIBOR US + 2.80%), 0.00%, 04/15/33(a)(d)		1,250	1,240,057
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 0.00%, 04/15/33(a)(d)		2,540	2,540,000
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(d)		870	906,866
Series 1999-5, Class M2, 9.23%, 12/15/29(d)		889	768,049
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.48%, 01/20/30(a)(d)		1,123	1,123,633
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.52%, 01/20/30(a)(d)		250	250,077
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.81%, 12/25/35(d)		836	363,461
Series 2006-4, Class 1A1, 2.99%, 03/25/36(d)		2,244	1,817,445
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 0.25%, 03/25/36(d)		13	6,140
Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		492	133,109
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.31%, 01/25/47(d)		916	599,243
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.25%), 2.36%, 02/25/47(d)		1,300	1,388,739
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 04/15/33(a)(d)		5,820	5,835,101
Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(d)		1,000	995,241
Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class C, (3 mo. LIBOR US + 4.85%), 5.09%, 10/15/29(a)(d)		1,500	1,508,123
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/25/27(a)(d)		4,976	4,976,354
Harvest CLO XXIII DAC, Series 23A, Class CE, (3 mo. EURIBOR + 2.05%), 2.05%, 10/20/32(a)(d)	EUR	1,430	1,664,132
Henley CLO IV DAC
Series 4A, Class C, (3 mo. EURIBOR + 2.10%), 2.10%, 04/25/34(a)(b)(d)		560	658,695
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 0.00%, 04/25/34(a)(b)(d)		750	877,326
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.47%, 07/18/31(a)(d)	USD	750	751,092

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.37%, 03/15/27(a)(d)	USD	500	$497,504
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 0.71%, 07/25/36(d)		2,440	2,294,503
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.41%, 05/25/37(d)		2,458	2,188,036
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.13%, 07/25/34(d)		475	477,354
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.30%, 04/25/37(d)		1,817	1,377,407
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 07/25/36(c)		2,118	432,430
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.83%, 04/15/36(d)		928	887,517
HPS Loan Management Ltd.
Series 10A-16, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/28(a)(d)		4,517	4,519,143
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.20%, 02/05/31(a)(d)		11,313	11,321,676
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.36%, 10/19/28(a)(d)		5,294	5,295,569
Invesco Euro CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.80%), 1.80%, 08/15/32(d)	EUR	1,440	1,677,812
Invitation Homes Trust
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.11%, 07/17/37(a)(d)	USD	2,681	2,685,704
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.00%), 2.11%, 07/17/37(a)(d)		1,471	1,471,066
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(a)(c)		319	317,834
Jamestown CLO IX Ltd., Series 2016-9A, Class BR, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/28(a)(d)		1,830	1,826,752
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 0.51%, 05/25/36(d)		1,170	1,146,255
Kayne CLO 5 Ltd., Series 2019-5A, Class A, (3 mo. LIBOR US + 1.35%), 1.57%, 07/24/32(a)(d)		3,770	3,773,436
Kayne CLO II Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.23%, 10/15/31(a)(b)(d)		3,255	3,255,000
Kayne CLO III Ltd., Series 2019-3A, Class D, (3 mo. LIBOR US + 3.95%), 4.19%, 04/15/32(a)(d)		250	250,105
KKR CLO 16 Ltd., Series 16, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 01/20/29(a)(d)		7,421	7,422,779
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.29%, 01/20/31(a)(d)		8,120	8,120,554
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.26%, 07/20/31(a)(d)		500	500,189
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.26%, 10/20/27(a)(d)		3,320	3,320,897

Security		Par (000)	Value

Asset-Backed Securities (continued)
LCM XX LP
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 10/20/27(a)(d)	USD	250	$249,997
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.10%, 04/20/28(a)(d)		2,995	2,995,465
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(d)		7,390	7,412,132
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)		2,213	331,994
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(d)		2,083	2,075,710
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(d)		3,779	4,016,650
Series 2002-A, Class C, 0.00%, 06/15/33		319	285,527
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.20%, 06/25/37(a)(d)		416	324,898
Lendmark Funding Trust, Series 2019-2A, Class A, 2.78%, 04/20/28(a)		12,230	12,568,158
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(a)(b)		1,279	1,278,822
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.24%, 05/15/28(a)(d)		1,207	1,206,849
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		7,081	7,175,114
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		7,204	7,204,500
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(d)		3,640	2,227,413
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 08/25/36(d)		9,661	5,189,087
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.36%, 03/25/32(d)		854	858,498
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3 mo. LIBOR US + 1.01%), 1.21%, 01/20/29(a)(d)		9,500	9,500,922
Madison Park Funding XI Ltd., Series 2013- 11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.01%, 07/23/29(a)(d)		5,363	5,363,000
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.17%, 04/19/30(a)(d)		7,780	7,776,333
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/19/30(a)(d)		4,540	4,521,125
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.14%, 01/22/28(a)(d)		7,698	7,699,398
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.72%, 01/22/28(a)(d)		1,000	999,003
Madison Park Funding XVI Ltd., Series 2015- 16A, Class A2R, (3 mo. LIBOR US + 1.90%), 2.12%, 04/20/26(a)(d)		500	501,034
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.41%, 10/21/30(a)(d)		14,970	14,977,494

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXII Ltd., Series 2016- 22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.50%, 01/15/33(a)(d)	USD	3,000	$3,005,888
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class A, (3 mo. LIBOR US + 1.21%), 1.42%, 07/27/30(a)(d)		750	750,188
Series 2017-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.91%, 07/27/30(a)(d)		750	749,158
Madison Park Funding XXV Ltd.
Series 2017-25A, Class A2, (3 mo. LIBOR US + 1.75%), 1.97%, 04/25/29(a)(d)		550	550,544
Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 0.00%, 04/25/29(a)(d)		1,430	1,430,000
Madison Park Funding XXVI Ltd., Series 2017- 26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.41%, 07/29/30(a)(d)		11,115	11,112,773
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B, (3 mo. LIBOR US + 1.70%), 1.92%, 01/23/31(a)(d)		250	250,188
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class B1, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/33(a)(d)		2,470	2,486,233
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 12/18/30(a)(d)		2,000	1,999,000
Mariner CLO LLC
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 07/23/29(a)(b)(d)		1,978	1,978,593
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.27%, 07/23/29(a)(b)(d)		5,162	5,164,065
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.12%, 07/23/29(a)(b)(d)		500	499,450
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 07/20/32(a)		14,870	15,202,102
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,488,320
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,182,449
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		7,050	7,155,104
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,677,304
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,596,844
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	2,070,510
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.63%, 06/25/36(a)(d)		1,441	1,343,597
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.39%, 05/25/37(d)		1,318	1,174,146
MASTR Specialized Loan Trust,
Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.37%, 06/25/46(a)(d)		457	440,835
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.35%, 05/25/37(d)		1,819	1,372,448
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.37%, 08/25/37(d)		386	310,973
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 0.29%, 06/25/37(d)		917	279,814
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.19%, 04/21/31(a)(d)		1,987	1,983,058
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		6,482	6,837,568

Security		Par (000)	Value

Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.71%, 12/25/34(d)	USD	820	$774,382
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 0.98%, 09/25/35(d)		3,821	2,710,321
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 2.01%, 02/25/47(a)(d)		1,203	1,153,651
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 0.43%, 04/25/36(d)		1,880	1,531,623
Morgan Stanley Mortgage Loan Trust
Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.17%), 0.28%, 11/25/36(d)		4,089	1,222,721
Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.64%), 0.75%, 07/25/37(d)		860	816,232
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,618	2,846,232
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		828	864,282
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		1,411	1,424,038
Series 2020-1A, Class B, 3.10%, 04/20/46(a)		2,132	2,222,442
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.82%, 07/20/24(a)(d)		165	165,244
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.47%, 10/20/30(a)(d)		2,820	2,820,752
MP CLO VII Ltd.
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.30%, 10/18/28(a)(d)		487	486,939
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.82%, 10/18/28(a)(d)		750	741,889
MP CLO VIII Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.91%), 1.13%, 10/28/27(a)(d)		4,637	4,635,901
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.42%), 1.64%, 10/28/27(a)(d)		3,250	3,202,399
Nationstar HECM Loan Trust, Series 2020-1A, Class M3, 2.82%, 09/25/30(a)(d)		2,151	2,155,719
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.52%, 04/25/37(d)		3,320	3,060,939
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(a) .		6,000	6,132,805
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/68(a)(d)		2,410	2,401,652
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,569,106
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/22/29(a)(d)		1,500	1,501,642
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.22%, 04/22/29(a)(d)		1,900	1,897,676
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 1.24%, 04/15/34(a)(d)		2,690	2,690,000
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.80%), 1.04%, 01/15/28(a)(d)		850	848,649
Series 2015-20A, Class BR, (3 mo. LIBOR US + 1.25%), 1.49%, 01/15/28(a)(d)		750	746,876

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 10/17/27(a)(d)	USD	400	$399,066
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class A, (3 mo. LIBOR US + 1.17%), 1.39%, 10/18/30(a)(d)		5,520	5,521,559
Series 2017-26A, Class B, (3 mo. LIBOR US + 1.50%), 1.72%, 10/18/30(a)(d)		250	249,595
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/31(a)(b)(d)		1,000	1,002,300
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 7.44%, 01/20/32(a)(d)		250	250,367
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 0.56%, 12/25/35(d)		2,166	1,971,683
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.51%, 10/25/36(a)(d)		203	223,320
Oaktree CLO Ltd.
Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.85%), 2.04%, 05/13/29(a)(d)		1,840	1,830,075
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.09%, 10/20/27(a)(d)		324	324,187
Oaktree EIF III Series I Ltd., Series 2016-IIIA, Class B, (3 mo. LIBOR US + 2.00%), 2.22%, 10/20/27(a)(d)		425	425,482
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(d)		637	436,505
Series 2001-D, Class A4, 6.93%, 09/15/31(d)		405	321,602
Series 2002-B, Class M1, 7.62%, 06/15/32(d)		4,483	3,804,350
Ocean Trails CLO VI
Series 2016-6A, Class BRR, (3 mo. LIBOR US + 1.45%), 0.00%, 07/15/28(a)(d)		1,055	1,055,000
Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 0.00%, 07/15/28(a)(d)		1,750	1,750,000
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.67%, 04/24/29(a)(d)		2,500	2,460,357
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.12%, 04/24/29(a)(d)		4,618	4,486,134
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.22%, 04/24/29(a)(d)		3,000	2,934,056
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.30%, 04/26/31(a)(d)		660	660,016
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.62%, 04/26/31(a)(d)		1,070	1,055,911
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.87%, 07/20/29(a)(d)		1,000	990,643
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.82%), 1.04%, 10/26/27(a)(d)		346	345,787
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.85%), 2.07%, 10/26/27(a)(d)		1,420	1,420,284
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.99%, 07/15/27(a)(d)		250	248,732
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.34%, 10/18/28(a)(d)		9,946	9,943,961
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.82%, 10/18/28(a)(d)		500	500,327
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.50%, 07/15/30(a)(d)		9,170	9,171,588

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.13%, 11/20/30(a)(d)	USD	500	$499,857
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.44%, 04/10/33(a)(d)		450	450,000
Series 2020-19A, Class B, (3 mo. LIBOR US + 2.50%), 2.72%, 07/20/31(a)(d)		500	504,054
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.17%, 07/20/31(a)(d)		650	648,124
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.69%, 07/20/31(a)(d)		525	528,113
OCP Euro CLO DAC, Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(d)	EUR	1,130	1,320,554
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.18%, 04/16/31(a)(d)	USD	7,300	7,298,517
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class B1, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/29(a)(d)		1,650	1,648,581
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.21%, 04/15/31(a)(d)		250	249,663
Octagon Investment Partners 46 Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.20%), 2.44%, 07/15/33(a)(d)		3,290	3,305,453
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.60%), 4.84%, 07/15/33(a)(d)		2,470	2,482,844
Octagon Investment Partners 47 Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 6.42%), 6.64%, 04/20/31(a)(d)		1,000	999,335
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class C, (3 mo. LIBOR US + 2.55%), 2.78%, 10/20/31(a)(d)		1,650	1,652,267
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.24%, 07/17/30(a)(d)		3,580	3,571,821
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.22%, 01/25/31(a)(d)		7,240	7,230,243
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/27(a)(d)		2,840	2,837,026
OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1, (3 mo. LIBOR US + 1.80%), 2.02%, 07/20/32(a)(d)		2,989	2,992,754
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.22%, 05/23/31(a)(d)		6,219	6,196,767
Series 2015-1A, Class A1R2, (3 mo. LIBOR US + 1.34%), 1.53%, 11/15/32(a)(d)		5,400	5,421,411
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.82%, 01/20/33(a)(d)		250	250,339
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	5,084,726
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	15,688,535
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		12,330	12,936,153
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,689,486
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	6,988,197

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.64%), 0.75%, 07/25/33(d)	USD	779	$745,645
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.25%, 02/25/37(d)		1,193	909,340
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.32%, 03/25/37(d)		2,360	1,903,039
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		2,492	2,454,038
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		6,219	6,155,947
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		3,315	3,312,984
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 0.84%, 11/25/35(d)		4,030	3,771,756
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(d)		1,244	1,216,601
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.31%, 10/15/37(a)(b)(d)		1,513	1,487,519
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,990	1,900,574
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.92%, 01/22/29(a)(d)		4,720	4,719,834
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.47%, 10/22/30(a)(d)		13,035	13,029,333
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.92%, 10/22/30(a)(d)		2,120	2,123,369
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 1.97%, 04/17/31(a)(d)		900	900,528
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.20%), 2.42%, 10/17/29(a)(d)		1,160	1,157,682
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.81%, 04/30/27(a)(d)		500	498,195
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/29(a)(d)		5,770	5,745,113
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.22%), 1.46%, 11/22/30(a)(d)		2,160	2,160,001
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.26%, 04/15/31(a)(d)		2,620	2,618,692
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 04/20/31(a)(d)		600	599,483
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.12%, 01/20/31(a)(d)		930	930,551
OZLM XXIV Ltd., Series 2019-24A, Class A2A, (3 mo. LIBOR US + 2.25%), 2.47%, 07/20/32(a)(d)		750	754,260

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.35%, 01/17/31(a)(d)	USD	4,548	$4,548,207
Series 2015-1A, Class A1R3, (3 mo. LIBOR US + 1.00%), 1.24%, 05/21/29(a)(d)		10,965	10,969,069
Series 2015-1A, Class A2R3, (3 mo. LIBOR US + 1.40%), 1.64%, 05/21/29(a)(d)		2,460	2,461,657
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.77%, 07/20/30(a)(d)		2,500	2,503,191
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.97%, 07/20/30(a)(d)		1,000	985,178
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/18/31(a)(d)		3,360	3,361,976
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.32%, 07/16/31(a)(d)		4,820	4,820,124
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.87%, 07/16/31(a)(d)		1,500	1,502,233
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.35%), 1.54%, 08/15/26(a)(d)		3,323	3,324,399
Series 2018-3A, Class B, (3 mo. LIBOR US + 1.90%), 2.09%, 08/15/26(a)(d)		1,650	1,631,892
Series 2019-1A, Class C, (3 mo. LIBOR US + 3.75%), 3.94%, 11/14/32(a)(d)		350	351,893
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.64%, 11/15/26(a)(d)		700	700,612
Series 2018-4A, Class D, (3 mo. LIBOR US + 4.25%), 4.44%, 11/15/26(a)(d)		1,000	979,535
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.62%, 01/20/27(a)(d)		3,217	3,218,470
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.47%, 01/20/27(a)(d)		800	777,489
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 6.02%, 04/20/27(a)(d)		2,050	2,067,773
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/27(a)(d)		2,340	2,336,782
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 04/20/27(a)(d)		250	250,056
Series 2019-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.72%, 04/20/27(a)(d)		1,500	1,504,490
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.78%, 08/20/27(a)(d)		2,610	2,610,435
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.28%, 08/20/27(a)(d)		1,940	1,936,852
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.32%, 10/24/27(a)(d)		1,460	1,457,492
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.12%, 10/24/27(a)(d)		3,013	3,021,970
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.53%, 02/20/28(a)(d)		4,860	4,862,691
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.68%, 02/20/28(a)(d)		375	375,935
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/28(a)(d)		5,850	5,856,389
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.47%, 04/20/28(a)(d)		1,000	1,000,469
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.22%, 04/20/28(a)(d)		1,000	1,000,083
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 1.79%, 11/25/28(a)(d)		2,640	2,648,610
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.79%, 11/25/28(a)(d)		500	502,580

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class D, 6.16%, 04/20/29(a)(d)	USD	500	$501,355
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 0.00%, 05/20/29(a)(d)		500	500,000
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 1.07%, 07/20/27(a)(d)		1,816	1,816,368
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.97%, 07/20/27(a)(d)		1,150	1,117,422
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 1.44%, 02/14/34(a)(d)		6,400	6,411,276
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 1.75%, 02/14/34(a)(d)		4,450	4,413,524
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.67%, 05/15/32(a)(d)		500	505,422
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.19%, 05/15/32(a)(d)		500	499,996
PPM CLO 4 Ltd., Series 2020-4A, Class B, (3 mo. LIBOR US + 1.90%), 2.10%, 10/18/31(a)(d)		750	751,788
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.95%, 10/25/25(a)(c)		8,819	8,843,970
Pretium Mortgage Credit Partners I LLC, Series 2020-NPL2, Class A1, 3.72%, 02/27/60(a)(c)		13,754	13,873,272
Progress Residential, Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,844,720
Progress Residential Trust
Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)		2,633	2,649,208
Series 2018-SFR2, Class F, 4.95%, 08/17/35(a)		1,030	1,034,649
Series 2019-SFR1, Class E, 4.47%, 08/17/35(a)		2,000	2,050,833
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	560,307
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,942,247
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,845,971
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,408,342
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,936,222
Race Point IX CLO Ltd.
Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 0.00%, 10/15/30(a)(d)		4,805	4,805,000
Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.21%), 1.45%, 10/15/30(a)(d)		3,710	3,711,194
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.32%, 07/25/31(a)(d)		5,472	5,452,503
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.73%, 07/25/34(d)		1,788	1,561,407
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.51%, 04/20/34(a)(d)		500	500,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.30%, 07/20/28(a)(d)	USD	7,885	$7,882,419
Regatta VII Funding Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.69%, 12/20/28(a)(d)		250	246,653
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/31(a)(d)		375	374,576
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 0.00%, 01/15/34(a)(d)		750	750,000
Regional Management Issuance Trust,
Series 2019-1, Class A, 3.05%, 11/15/28(a)		12,820	13,036,190
Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(a)		14,870	15,082,672
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.25%, 01/18/34(a)(d)		5,690	5,684,338
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.03%), 1.27%, 04/15/29(a)(d)		10,140	10,133,291
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 0.00%, 04/20/34(a)(d)		11,327	11,327,000
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.45%), 1.69%, 04/15/29(a)(d)		7,210	7,115,807
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 0.00%, 04/20/34(a)(d)		7,079	7,079,000
Series 2017-1A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 04/15/29(a)(d)		2,490	2,488,281
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(a)(d)		750	741,365
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29(a)(d)		8,271	8,146,035
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 10/15/29(a)(d)		2,750	2,716,870
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(d)		4,766	4,726,130
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29(a)(d)		1,750	1,733,721
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.41%, 10/20/30(a)(d)		14,614	14,617,662
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.28%, 05/20/31(a)(d)		1,953	1,953,960
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 1.90%, 05/20/31(a)(d)		1,500	1,498,293
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.18%, 05/20/31(a)(d)		750	729,720
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.38%, 10/20/31(a)(d)		1,000	1,000,336
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 10/20/31(a)(d)		500	500,819
Series 2019-2A, Class B, (3 mo. LIBOR US + 1.93%), 2.11%, 08/20/32(a)(d)		1,250	1,250,864
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(d)	EUR	3,898	4,559,791
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(d)		1,805	2,104,173
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.25%, 04/20/31(a)(d)	USD	4,272	4,267,840

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
RR 10 Ltd., Series 2020-10A, Class A2B, (3 mo. LIBOR US + 3.00%), 3.24%, 07/15/33(a)(d)	USD	601	$603,620
RR 11 Ltd.
Series 2020-11A, Class A2, (3 mo. LIBOR US + 2.10%), 2.34%, 10/15/31(a)(d)		4,176	4,200,189
Series 2020-11A, Class D, (3 mo. LIBOR US + 7.12%), 7.36%, 10/15/31(a)(d)		2,250	2,257,505
RR 2 Ltd.
Series 2017-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.84%, 10/15/29(a)(d)		750	744,354
Series 2017-2A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/29(a)(d)		750	748,998
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(a)(d)		2,020	2,022,251
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30(a)(d)		1,400	1,377,456
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 1.89%, 10/15/31(a)(d)		1,000	985,817
RRE 2 Loan Management DAC, Series 2A, Class B, (3 mo. EURIBOR + 1.80%), 1.80%, 01/15/32(a)(d)	EUR	750	880,624
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.41%, 08/25/36(d)	USD	179	178,327
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 1.11%, 10/25/35(d)		340	305,200
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.46%, 04/25/37(a)(d)		259	259,037
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 0.43%, 07/25/36(d)		936	292,124
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class ARR, (3 mo. LIBOR US + 1.17%), 1.39%, 01/17/29(a)(d)		18,150	18,153,365
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.75%), 1.97%, 01/17/29(a)(d)		1,950	1,950,352
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.72%, 04/20/29(a)(d)		7,152	7,081,906
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.12%, 04/20/29(a)(d)		2,000	2,000,634
Signal Peak CLO 4 Ltd., Series 2017-4A, Class A, (3 mo. LIBOR US + 1.21%), 1.43%, 10/26/29(a)(d)		1,800	1,801,262
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.33%, 04/25/31(a)(d)		3,550	3,550,182
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.49%, 04/20/33(a)(d)		3,010	3,016,770
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.87%, 04/20/33(a)(d)		1,000	1,003,175
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.46%, 07/20/30(a)(d)		3,920	3,920,731
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.52%, 07/20/30(a)(d)		500	498,686
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 6.50%, 04/20/34(a)(d)		1,500	1,500,000

Security		Par (000)	Value

Asset-Backed Securities (continued)
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.58%, 06/15/33(d)	USD	1,487	$1,472,987
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.51%, 03/15/24(d)		4,651	4,642,027
Series 2006-A, Class A5, (3 mo. LIBOR US + 0.29%), 0.47%, 06/15/39(d)		13,154	12,851,628
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.27%), 0.45%, 12/15/39(d)		419	409,930
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.86%, 10/15/41(a)(d)		17,610	19,081,120
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,561,363
Series 2020-B, Class B, 2.76%, 07/15/53(a)		2,440	2,349,628
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		20,680	20,802,539
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,534,577
Series 2021-A, Class B, 2.31%, 01/15/53(a)		4,670	4,539,466
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	11,267,816
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		6,160	6,056,733
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	3,314,064
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(c)		17,232	17,231,738
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.29%, 01/26/31(a)(d)		825	825,216
Sound Point CLO XI Ltd., Series 2016-1A, Class CR, (3 mo. LIBOR US + 2.25%), 2.47%, 07/20/28(a)(d)		440	439,384
Sound Point CLO XV Ltd.
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/23/29(a)(d)		1,720	1,720,463
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.09%, 01/23/29(a)(d)		1,440	1,440,000
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 0.00%, 01/23/29(a)(d)		350	350,000
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 01/21/31(a)(d)		500	488,089
Sound Point CLO XXIII, Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.40%), 1.64%, 04/15/32(a)(d)		19,610	19,620,629
Sound Point CLO XXVI Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.70%), 4.92%, 07/20/30(a)(d)		1,430	1,431,035
Sound Point Euro CLO I Funding DAC, Series 1X, Class B1, (3 mo. EURIBOR + 2.00%), 2.00%, 04/25/32(d)	EUR	660	771,696
Sound Point Euro CLO II Funding DAC, Series 2A, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 10/26/32(a)(d)		3,020	3,559,697
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.90%, 01/25/35(d)	USD	44	42,385
St. Paul’s CLO VI DAC, Series 6A, Class CRR, (3 mo. EURIBOR + 2.60%), 2.60%, 05/20/34(a)(d)	EUR	2,680	3,142,836
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(d)		1,420	1,641,359

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 2.52%, 04/17/38(a)(d)	USD	1,030	$1,032,494
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(a)(d)		4,140	4,128,687
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 2.04%, 01/15/30(a)(d)		1,630	1,623,363
Stratus CLO Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 3.65%), 3.92%, 10/15/28(a)(d)		500	500,936
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		204	203,027
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004- 23XS, Class 2A1, (1 mo. LIBOR US + 0.45%), 0.56%, 01/25/35(d)		84	84,112
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(d)	EUR	940	1,097,251
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.12%, 04/15/28(a)(d)	USD	3,198	3,195,728
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/23/28(a)(d)		4,140	4,141,114
Series 2016-18A, Class B, (3 mo. LIBOR US + 1.80%), 2.02%, 01/23/28(a)(d)		300	300,338
Symphony CLO XXI Ltd., Series 2019-21A, Class A, (3 mo. LIBOR US + 1.38%), 1.62%, 07/15/32(a)(d)		4,230	4,226,220
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.19%, 04/20/33(a)(b)(d)		2,377	2,377,000
TCI-Flatiron CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.20%), 1.39%, 11/18/30(a)(d)		3,290	3,287,406
Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 0.00%, 04/20/34(a)(d)		4,180	4,180,000
TCW CLO AMR Ltd., Series 2019-1A, Class B, (3 mo. LIBOR US + 1.68%), 1.87%, 02/15/29(a)(d)		1,650	1,651,052
TCW CLO Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.70%), 3.92%, 10/20/31(a)(d)		1,100	1,100,438
THL Credit Wind River CLO Ltd.
Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/28(a)(d)		3,881	3,880,778
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.30%), 2.52%, 04/18/29(a)(d)		1,400	1,397,382
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.37%, 01/16/31(a)(d)		1,467	1,467,049
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.80%), 1.02%, 07/20/27(a)(d)		639	639,000
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.36%, 01/20/31(a)(d)		3,080	3,081,399
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.82%, 01/20/31(a)(d)		450	450,452

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO IX Ltd.
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.12%, 01/20/31(a)(d)	USD	250	$249,997
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/17/31(a)(d)		1,000	968,789
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.26%, 01/15/34(a)(d)		4,870	4,851,195
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.64%, 01/15/34(a)(d)		6,270	6,255,484
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(d)		750	753,402
TICP CLO XI Ltd., Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.40%, 10/20/31(a)(d)		750	750,213
TICP CLO XII Ltd., Series 2018-12A, Class A, (3 mo. LIBOR US + 1.11%), 1.35%, 01/15/31(a)(d)		250	250,209
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(d)		8,260	8,435,555
TRESTLES CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.55%, 01/20/33(a)(d)		8,860	8,877,038
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.07%, 01/20/33(a)(d)		2,590	2,599,907
TRESTLES CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.19%, 04/25/32(a)(d)		250	250,000
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 0.00%, 04/25/32(a)(d)		250	250,000
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,667,483
Tricon American Homes Trust
Series 2017-SFR1, Class D, 3.41%, 09/17/34(a)		2,784	2,807,418
Series 2017-SFR1, Class F, 5.15%, 09/17/34(a)		14,485	14,740,278
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	9,017,024
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	926,356
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	638,165
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.42%, 07/20/32(a)(d)		750	755,195
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.37%, 07/20/32(a)(d)		500	501,692
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.37%, 07/20/32(a)(d)		500	503,224
Trimaran CAVU Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.94%, 11/26/32(a)(d)		500	501,389
Trinitas CLO XI Ltd., Series 2019-11A, Class C, (3 mo. LIBOR US + 3.15%), 3.39%, 07/15/32(a)(d)		2,177	2,183,750
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 01/25/34(a)(d)		3,460	3,467,854

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Trinitas CLO XIV Ltd.
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.24%, 01/25/34(a)(d)	USD	2,290	$2,301,193
VCAT LLC, Series 2020-NPL1, Class A1, 3.67%, 08/25/50(a)(c)		6,310	6,373,441
Venture CLO Ltd.
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.29%, 07/18/31(a)(d)		1,480	1,476,389
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.65%), 1.87%, 10/22/31(a)(d)		2,810	2,810,489
Venture XVI CLO Ltd., Series 2014-16A, Class BRR, 1.49%, 01/15/28(a)(d)		300	298,200
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.46%, 10/15/29(a)(d)		9,820	9,821,753
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.27%), 1.49%, 09/15/30(a)(d)		1,750	1,748,522
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.87%, 07/25/26(a)(d)		1,680	1,679,874
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.33%, 07/14/31(a)(d)		248	247,414
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.72%, 07/23/27(a)(d)		780	772,665
Series 2017-3A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.45%, 07/20/30(a)(d)		2,201	2,201,547
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.24%, 04/20/34(a)(b)(d)		2,178	2,178,000
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(a)(d)		6,640	6,642,886
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.30%, 04/15/31(a)(d)		10,079	10,109,102
Voya Euro CLO II DAC, Series 2X, Class C, (3 mo. EURIBOR + 2.75%), 2.75%, 07/15/32(d)	EUR	730	852,799
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.25%, 07/25/37(a)(d)	USD	1,311	1,202,905
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.18%), 0.29%, 09/25/36(d)		4,817	2,149,659
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(d)		1,750	1,504,813
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.35%, 05/25/37(d)		1,223	1,108,486
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.17%, 01/17/31(a)(d)		750	746,748
Westcott Park CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.21%), 1.43%, 07/20/28(a)(d)		5,610	5,610,580
Whitebox CLO I Ltd.
Series 2019-1A, Class C, (3 mo. LIBOR US + 4.35%), 4.57%, 07/24/32(a)(d)		2,570	2,575,903
Series 2019-1A, Class D, (3 mo. LIBOR US + 7.45%), 7.67%, 07/24/32(a)(d)		2,000	1,999,596
Whitebox CLO II Ltd.
Series 2020-2A, Class A1, (3 mo. LIBOR US + 1.75%), 1.99%, 10/24/31(a)(d)		1,470	1,472,835

Security		Par (000)	Value

Asset-Backed Securities (continued)
Whitebox CLO II Ltd.
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.49%, 10/24/31(a)(d)	USD	1,470	$1,475,712
Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.39%, 10/24/31(a)(d)		1,470	1,474,189
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 0.00%, 04/20/33(a)(d)		9,340	9,315,659
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.51%, 06/25/37(a)(d)		2,354	1,017,446
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.87%, 10/22/29(a)(d)		750	751,113
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.23%, 10/22/29(a)(d)		250	247,554
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.37%, 01/22/31(a)(d)		250	250,116
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.75%), 1.97%, 10/20/29(a)(d)		3,380	3,384,194
York CLO-4 Ltd.
Series 2016-2A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.31%, 04/20/32(a)(d)		8,250	8,247,565
Series 2016-2A, Class BR, (3 mo. LIBOR US + 1.55%), 1.77%, 04/20/32(a)(d)		3,000	2,983,771
Series 2016-2A, Class CR, (3 mo. LIBOR US + 2.15%), 2.37%, 04/20/32(a)(d)		3,000	2,973,642
York CLO-7 Ltd., Series 2019-2A, Class C, (3 mo. LIBOR US + 2.75%), 2.97%, 01/22/33(a)(d)		500	498,854
York CLO-8 Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.88%), 8.05%, 04/20/32(a)(d)		500	502,341

Total Asset-Backed Securities — 11.3% (Cost: $2,363,226,773)			2,368,991,688

		Shares

Common Stocks

Capital Markets — 0.1%
UWM Holdings Corp. (Acquired 01/20/21, cost $12,898,845)(e)(f)		1,438,855	11,410,120

Diversified Financial Services — 0.2%
ArcLight Clean Transition Corp. II(g)		133,021	1,330,210
Climate Real Impact Solutions II Acquisition Corp.(g)		55,285	552,850
Crown PropTech Acquisitions(g)		385,188	3,828,769
Crown PropTech Acquisitions(b)		147,660	642
dMY Technology Group, Inc. II(g)(h)		50,556	743,679
Jaws Mustang Acquisition Corp.(g)		350,934	3,561,980
KINS Technology Group, Inc.(g)		798,484	8,080,658
KINS Technology Group, Inc.(b)		249,500	189,620
Liberty Media Acquisition Corp.(g)		71,525	766,033
Northern Genesis Acquisition Corp. II(g)		54,160	554,598
Pivotal Investment Corp. III(g)		155,262	1,552,620
Queen’s Gambit Growth Capital(g)		213,014	2,145,051
Reinvent Technology Partners Y(g)		200,096	2,008,964
Rotor Acquisition Corp.(g)		268,519	2,687,875
Rotor Acquisition Corp.(b)		74,080	81,867

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Diversified Financial Services (continued)
Science Strategic Acquisition Corp. Alpha(g)		167,395	$1,663,906
Thimble Point Acquisition Corp.(g)		191,496	1,914,960
Thoma Bravo Advantage, Class A(g)		140,000	1,463,000
Tishman Speyer Innovation Corp. II(g)		99,570	997,691

			34,124,973

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(b)(h)		7,278	42,212
Vantage Drilling Co.(g)		311,000	1,882

			44,094

Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.(g)		560,822	5,776,467
Park Hotels & Resorts, Inc.		264,483	5,707,543
Service Properties Trust		574,385	6,812,206
Sunstone Hotel Investors, Inc.		386,245	4,812,613
Xenia Hotels & Resorts, Inc.		309,157	6,028,561

			29,137,390

Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.		5,916	1,114,219

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(g)		297,200	25,990,140

Household Durables — 0.0%
Beazer Homes U.S.A., Inc.(g)		52,287	1,093,844
Century Communities, Inc.(e)(g)		56,406	3,402,410
Taylor Morrison Home Corp.(g)		202,363	6,234,804

			10,731,058

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(e)(g)		4,660	14,418,413

IT Services — 0.0%
Sabre Corp.		5,000	74,050

Media — 0.0%
Altice USA, Inc., Class A(g)		77,054	2,506,567

Metals & Mining — 0.0%
Northern Graphite Corp.(g)		99,612	30,517

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(g)		485,564	11,682,670
California Resources Corp.(g)		145,873	3,483,381
Chesapeake Energy Corp.(g)		347	15,056
Chesapeake Energy Corp. (Acquired 02/09/21, cost $50,485)(f)		5,331	222,836
Diamondback Energy, Inc.		8,636	634,660
Green Plains, Inc.(g)		229,469	6,211,726

			22,250,329

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(g)		128,970	3,002,422
Opendoor Technologies, Inc.(g)(h)		833,000	17,651,270

			20,653,692

Total Common Stocks — 0.8% (Cost: $145,561,463)			172,485,562

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	USD	10,484	11,540,809
BAE Systems PLC, 3.40%, 04/15/30(a)		15,747	16,714,811

Security		Par (000)	Value

Aerospace & Defense (continued)
Boeing Co.
2.80%, 03/01/23	USD	2,463	$2,552,358
2.85%, 10/30/24		2,714	2,840,050
5.93%, 05/01/60		3,561	4,569,209
Bombardier, Inc.
8.75%, 12/01/21(a)		2,000	2,098,340
5.75%, 03/15/22(a)		1,000	1,042,500
6.00%, 10/15/22(a)		525	525,000
6.13%, 01/15/23(a)		188	195,755
Embraer Netherlands Finance BV
5.40%, 02/01/27		947	987,177
6.95%, 01/17/28(a)		1,227	1,343,933
Embraer Overseas Ltd., 5.70%, 09/16/23		1,337	1,403,432
General Dynamics Corp. 3.75%, 05/15/28		4,050	4,513,034
3.63%, 04/01/30		11,208	12,389,644
Huntington Ingalls Industries, Inc. 3.84%, 05/01/25		5,245	5,722,591
4.20%, 05/01/30		7,846	8,703,402
L3Harris Technologies, Inc. 3.85%, 12/15/26		8,165	9,039,810
4.40%, 06/15/28		13,382	15,185,142
4.40%, 06/15/28		3,547	4,024,936
2.90%, 12/15/29		2,864	2,950,555
1.80%, 01/15/31		13,168	12,333,265
Lockheed Martin Corp. 3.60%, 03/01/35		14,240	15,863,369
3.80%, 03/01/45		1,981	2,179,643
2.80%, 06/15/50		4,958	4,676,127
Northrop Grumman Corp. 3.25%, 01/15/28		21,091	22,625,158
4.03%, 10/15/47		3,320	3,692,312
5.25%, 05/01/50		4,905	6,356,437
Raytheon Technologies Corp. 3.15%, 12/15/24		4,040	4,341,932
7.20%, 08/15/27		2,353	3,080,064
7.00%, 11/01/28		7,205	9,266,300
4.13%, 11/16/28		16,841	18,965,214
7.50%, 09/15/29		475	654,050
2.15%, 05/18/30	EUR	4,391	5,781,272
2.25%, 07/01/30	USD	13,010	12,803,796
4.50%, 06/01/42		4,200	5,008,481
4.15%, 05/15/45		3,755	4,147,888
4.63%, 11/16/48		2,553	3,054,464
Textron, Inc. 3.90%, 09/17/29		8,086	8,752,248
2.45%, 03/15/31		2,258	2,186,672
TransDigm, Inc. 8.00%, 12/15/25(a)		9,810	10,683,090
6.25%, 03/15/26(a)		23,463	24,875,473
United Technologies Corp., 5.40%, 05/01/35		863	1,091,049

			290,760,792

Air Freight & Logistics — 0.2%
FedEx Corp. 3.88%, 08/01/42		2,943	3,109,465
4.55%, 04/01/46		1,320	1,495,594
GLP China Holdings Ltd., 2.95%, 03/29/26		1,320	1,314,134
United Parcel Service, Inc. 3.40%, 03/15/29		7,874	8,559,152
2.50%, 09/01/29		4,016	4,093,664
4.45%, 04/01/30		11,440	13,371,082
5.20%, 04/01/40		9,890	12,703,801

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Air Freight & Logistics (continued)
XPO Logistics, Inc. 6.13%, 09/01/23(a)	USD	1,462	$1,487,556
6.75%, 08/15/24(a)		3,480	3,649,650

			49,784,098

Airlines — 0.7%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,918	1,867,934
Series 2017-1, Class B, 3.70%, 01/15/26(a)		19	18,086
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,766,120
American Airlines Pass-Through Trust 4.95%, 01/15/23		2,621	2,620,378
4.00%, 12/15/25(b)		1,555	1,523,557
3.50%, 12/15/27(b)		4,525	4,457,482
Series 2015-2, Class AA, 3.60%, 09/22/27		1,003	1,009,644
Series 2015-2, Class B, 4.40%, 09/22/23		5,317	5,023,333
Series 2016-1, Class AA, 3.58%, 01/15/28		4,003	4,052,633
Series 2016-1, Class B, 5.25%, 01/15/24		4,073	3,865,656
Series 2016-2, Class AA, 3.20%, 06/15/28		1,841	1,833,224
Series 2016-3, Class AA, 3.00%, 10/15/28		11,023	11,110,927
Series 2016-3, Class B, 3.75%, 10/15/25		70	65,714
Series 2017-1, Class AA, 3.65%, 02/15/29		1,407	1,418,259
Series 2017-1, Class B, 4.95%, 02/15/25		1,216	1,131,949
Series 2019-1, Class AA, 3.15%, 02/15/32		4,994	4,970,513
Series 2019-1, Class B, 3.85%, 02/15/28		5,162	4,692,398
American Airlines, Inc. 4.13%, 06/15/22(b)		15,927	15,509,713
4.87%, 10/22/23(b)		949	923,184
Avianca Holdings SA
(3 mo. LIBOR US + 10.50% (Cash), 3 mo. LIBOR US + 12.00% (PIK)), 12.20%, 11/10/21(a)(i)		2,417	2,440,257
(3 mo. LIBOR US + 10.50% (Cash), 3 mo. LIBOR US + 12.00% (PIK)), 12.20%, 11/10/21(a)(i)		170	171,811
British Airways Pass-Through Trust
Series 2020-1, Class A, 4.25%, 11/15/32(a)		2,085	2,184,219
Series 2020-1, Class B, 8.38%, 11/15/28(a)		1,645	1,872,084
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		12,694	13,149,538
GOL Equity Finance SA, 3.75%, 07/15/24(a)(j)		790	650,450
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	3,827,563
Singapore Airlines Ltd., 1.63%, 12/03/25(j)	SGD	750	672,112
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(b)	USD	2,165	2,075,518
Series 2019-1C, 7.00%, 12/15/25(b)		2,170	2,088,265
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(a)	EUR	400	362,808
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)	USD	1,285	1,155,216
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,692	3,819,584
Series 2014-1, Class B, 4.75%, 04/11/22		334	339,509
Series 2014-2, Class B, 4.63%, 09/03/22		381	389,252
Series 2015-1, Class AA, 3.45%, 12/01/27		1,428	1,492,688
Series 2016-1, Class AA, 3.10%, 07/07/28		558	570,948
Series 2016-2, Class AA, 2.88%, 10/07/28		1,756	1,782,450
Series 2016-2, Class B, 3.65%, 10/07/25		227	222,297
Series 2018-1, Class AA, 3.50%, 03/01/30		1,184	1,211,405
Series 2019-2, Class AA, 2.70%, 05/01/32		3,315	3,219,906
Series 2019-2, Class B, 3.50%, 05/01/28		4,728	4,601,126

Security		Par (000)	Value

Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	USD	24,473	$27,132,735
Series 2020-1, Class B, 4.88%, 01/15/26		3,870	4,015,125

			151,307,570

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		1,860	1,915,800
Magna International, Inc., 2.45%, 06/15/30		4,046	4,070,916

			5,986,716

Automobiles — 0.4%
BMW U.S. Capital LLC, 2.55%, 04/01/31(a)		4,699	4,711,773
Daimler Finance North America LLC, 3.35%, 05/04/21(a)		13,164	13,195,815
General Motors Co., 6.13%, 10/01/25		6,381	7,503,471
Nissan Motor Acceptance Corp., 2.75%, 03/09/28(a)		3,493	3,464,584
Nissan Motor Co. Ltd. 3.52%, 09/17/25(a)		10,201	10,806,238
4.81%, 09/17/30(a)		30,836	33,820,501

			73,502,382

Banks — 6.0%
Arab National Bank, 3.33%, 10/28/30		775	791,227
Banco Espirito Santo SA 2.63%, 05/08/17(g)(k)	EUR	400	65,671
4.75%, 01/15/18(g)(k)		2,200	361,192
4.00%, 01/21/19(g)(k)		6,300	1,034,321
Banco Santander SA 2.71%, 06/27/24	USD	17,000	17,937,648
1.85%, 03/25/26		10,200	10,180,459
3.31%, 06/27/29		4,400	4,663,533
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,298,492
Bangkok Bank PCL, 3.73%, 09/25/34		1,445	1,454,934
Bank of America Corp. 3.50%, 05/17/22		10,605	10,644,517
2.82%, 07/21/23		2,979	3,066,727
3.00%, 12/20/23		3,584	3,727,521
3.55%, 03/05/24		6,568	6,929,728
4.20%, 08/26/24		2,061	2,273,191
0.81%, 10/24/24		4,095	4,105,149
4.00%, 01/22/25		6,239	6,832,391
2.46%, 10/22/25		57,084	59,834,878
3.37%, 01/23/26		7,675	8,262,786
2.02%, 02/13/26		27	27,655
4.45%, 03/03/26		11,549	12,981,271
1.20%, 10/24/26		12,133	11,975,731
3.56%, 04/23/27		21,838	23,763,517
3.82%, 01/20/28		28,575	31,392,837
3.71%, 04/24/28		15,339	16,777,722
3.59%, 07/21/28		4,479	4,861,057
3.42%, 12/20/28		31,383	33,701,580
3.97%, 03/05/29		15,446	17,019,414
4.27%, 07/23/29		12,156	13,667,079
3.97%, 02/07/30		12,139	13,472,901
3.19%, 07/23/30		4,932	5,177,260
2.59%, 04/29/31		2,136	2,131,541
1.92%, 10/24/31		14,287	13,445,005
2.68%, 06/19/41		13,366	12,513,009
Series L, 3.95%, 04/21/25		6,388	7,004,174
Bank of East Asia Ltd., 4.00%, 05/29/30		2,160	2,249,100
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	203,063

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Barclays PLC 4.97%, 05/16/29	USD	18,105	$20,817,864
2.67%, 03/10/32		6,874	6,709,983
3.81%, 03/10/42		6,862	6,722,272
BNP Paribas SA 3.38%, 01/09/25(a)		1,931	2,072,849
4.38%, 09/28/25(a)		2,732	3,024,399
2.82%, 11/19/25(a)		19,533	20,561,537
3.05%, 01/13/31(a)		14,562	14,927,300
BPCE SA, 2.70%, 10/01/29(a)		13,404	13,592,377
Citigroup, Inc. 4.40%, 06/10/25		10,647	11,831,184
4.60%, 03/09/26		1,933	2,181,170
3.20%, 10/21/26		3,890	4,180,109
3.67%, 07/24/28		34,845	38,107,288
4.08%, 04/23/29		10,845	12,065,066
3.98%, 03/20/30		6,129	6,785,133
2.98%, 11/05/30		49,919	51,625,619
2.67%, 01/29/31		3,834	3,852,120
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,089,971
Danske Bank A/S 5.00%, 01/12/22(a)		13,526	13,979,663
3.00%, 09/20/22(a)		927	936,321
1.17%, 12/08/23(a)		3,435	3,453,781
5.38%, 01/12/24(a)		14,017	15,630,220
1.62%, 09/11/26(a)		3,505	3,467,101
Grupo Aval Ltd., 4.75%, 09/26/22		1,073	1,118,603
HSBC Holdings PLC 4.29%, 09/12/26		1,949	2,157,237
4.58%, 06/19/29		12,056	13,548,502
3.97%, 05/22/30		14,619	15,819,298
Huntington National Bank, 3.25%, 05/14/21		3,780	3,782,781
ING Groep NV 4.10%, 10/02/23		23,473	25,412,213
4.63%, 01/06/26(a)		18,232	20,666,018
1.73%, 04/01/27		4,514	4,516,608
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		2,686	2,761,336
Itau Unibanco Holding SA 2.90%, 01/24/23(a)		4,491	4,580,820
3.25%, 01/24/25(a)		2,456	2,503,278
JPMorgan Chase & Co. 0.65%, 09/16/24		10,490	10,510,400
4.02%, 12/05/24		26,903	29,187,652
3.22%, 03/01/25		16,439	17,538,417
3.90%, 07/15/25		11,317	12,492,710
2.30%, 10/15/25		29,327	30,527,523
2.01%, 03/13/26		24,013	24,693,770
2.08%, 04/22/26		22,177	22,777,210
3.20%, 06/15/26		200	216,208
2.95%, 10/01/26		3,797	4,061,340
1.05%, 11/19/26		3,141	3,067,835
3.96%, 01/29/27		9,112	10,077,480
3.78%, 02/01/28		31,394	34,601,901
3.54%, 05/01/28		31,691	34,490,893
2.18%, 06/01/28		2,018	2,039,029
3.51%, 01/23/29		1,555	1,681,454
4.01%, 04/23/29		5,030	5,609,356
4.45%, 12/05/29		15,773	18,067,373
4.26%, 02/22/48		6,469	7,510,861
4.03%, 07/24/48		7,638	8,562,310
3.90%, 01/23/49		4,253	4,680,152
Kasikornbank PCL, 3.34%, 10/02/31		1,708	1,741,626

Security		Par (000)	Value

Banks (continued)
KeyCorp 4.10%, 04/30/28	USD	718	$809,462
2.55%, 10/01/29		3,481	3,524,191
Lloyds Banking Group PLC 3.75%, 01/11/27		4,263	4,675,463
1.63%, 05/11/27		9,994	9,921,346
3.57%, 11/07/28		11,450	12,364,018
Mitsubishi UFJ Financial Group, Inc. 3.00%, 02/22/22		3,776	3,863,689
2.62%, 07/18/22		206	211,687
3.46%, 03/02/23		13,006	13,713,806
0.85%, 09/15/24		10,565	10,575,726
2.19%, 02/25/25		17,155	17,695,369
1.41%, 07/17/25		4,615	4,611,833
Mizuho Financial Group, Inc. 2.63%, 04/12/21(a)		7,490	7,493,408
2.84%, 07/16/25		797	841,439
2.56%, 09/13/25		18,319	19,160,613
2.20%, 07/10/31		5,172	4,993,197
1.98%, 09/08/31		9,815	9,256,944
Santander UK Group Holdings PLC 2.88%, 08/05/21		12,877	12,984,666
1.09%, 03/15/25		5,520	5,524,471
1.53%, 08/21/26		8,185	8,116,745
3.82%, 11/03/28		2,393	2,612,730
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.50%), 0.00%, 01/25/23(d)(j)		200	196,100
Standard Chartered PLC, 3.89%, 03/15/24(a)		2,885	3,046,352
Sumitomo Mitsui Financial Group, Inc. 2.70%, 07/16/24		16,297	17,229,697
2.35%, 01/15/25		16,561	17,189,631
U.S. Bancorp, 3.00%, 07/30/29		3,250	3,405,617
Washington Mutual Escrow Bonds 0.00%(b)(g)(k)(l)		13,308	1
0.00%(b)(g)(k)(l)		11,911	1
0.00%(b)(g)(k)(l)		2,570	—
0.00%(b)(g)(k)(l)		3,115	—
Wells Fargo & Co. 3.00%, 04/22/26		9,290	9,927,412
3.20%, 06/17/27		2,599	2,785,669
3.58%, 05/22/28		9,767	10,648,624
2.39%, 06/02/28		2,086	2,137,929
2.88%, 10/30/30		9,441	9,725,284
3.07%, 04/30/41		26,271	25,761,523

			1,261,448,445

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		32,375	37,926,293
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/29		34,349	40,138,462
3.50%, 06/01/30		27,900	30,214,477
4.90%, 01/23/31		7,707	9,216,621
8.00%, 11/15/39		1,382	2,180,866
Central American Bottling Corp., 5.75%, 01/31/27(a)		1,707	1,807,286
Coca-Cola Co. 2.50%, 06/01/40		4,379	4,115,266
1.00%, 03/09/41	EUR	4,730	5,417,063
Keurig Dr Pepper, Inc., 3.20%, 05/01/30	USD	11,556	12,227,709

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages (continued)
PepsiCo, Inc. 4.60%, 07/17/45	USD	1,586	$1,945,882
3.38%, 07/29/49		2,819	2,911,947

			148,101,872

Biotechnology — 0.9%
AbbVie, Inc. 2.30%, 11/21/22		6,787	6,983,797
2.60%, 11/21/24(e)		27,141	28,655,422
3.80%, 03/15/25		13,744	15,015,864
3.60%, 05/14/25		18,485	20,138,042
3.20%, 05/14/26		16,440	17,760,387
4.55%, 03/15/35		12,142	14,100,270
4.50%, 05/14/35		9,578	11,246,316
4.45%, 05/14/46		2,398	2,762,900
4.88%, 11/14/48		7,823	9,422,094
Amgen, Inc. 2.45%, 02/21/30		10,152	10,222,312
4.40%, 05/01/45		12,437	14,398,893
Biogen, Inc. 2.25%, 05/01/30		10,692	10,372,395
3.15%, 05/01/50		4,587	4,212,515
Elanco Animal Health, Inc. 4.91%, 08/27/21		212	213,855
5.27%, 08/28/23		3,230	3,476,288
5.90%, 08/28/28		437	495,449
Gilead Sciences, Inc. 4.80%, 04/01/44		8,324	10,007,213
4.50%, 02/01/45		3,278	3,807,256
4.75%, 03/01/46		6,440	7,784,100

			191,075,368

Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	8,707
Masonite International Corp. 5.75%, 09/15/26(a)		120	124,800
5.38%, 02/01/28(a)		1,697	1,800,941
Owens Corning, 3.95%, 08/15/29		1,900	2,090,887
Standard Industries, Inc. 5.00%, 02/15/27(a)		1,674	1,745,145
4.75%, 01/15/28(a)		597	618,850

			6,389,330

Capital Markets — 2.3%
Bank of New York Mellon Corp., 3.44%, 02/07/28		6,475	7,115,928
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,696,461
Charles Schwab Corp., 3.20%, 03/02/27		3,391	3,685,121
Cindai Capital Ltd., 0.00%, 02/08/23(j)(m)		2,461	2,496,793
Credit Suisse AG, 3.63%, 09/09/24		6,918	7,497,002
Credit Suisse Group AG 3.80%, 06/09/23		3,341	3,545,069
3.00%, 12/14/23(a)		253	261,551
4.21%, 06/12/24(a)		3,162	3,377,022
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22		7,054	7,346,994
Deutsche Bank AG 1.45%, 04/01/25		21,847	21,839,395
1.69%, 03/19/26		15,536	15,501,485
3.55%, 09/18/31		3,813	3,937,254
Goldman Sachs Group, Inc. 3.50%, 01/23/25		20,740	22,381,576
3.50%, 04/01/25		50,076	54,252,970

Security		Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. 3.75%, 05/22/25	USD	2,180	$2,379,785
3.27%, 09/29/25		11,495	12,334,938
(3 mo. LIBOR US + 1.17%), 1.36%, 05/15/26(d)		10,315	10,449,704
3.50%, 11/16/26		10,964	11,883,356
3.85%, 01/26/27		5,678	6,228,542
1.43%, 03/09/27		15,000	14,865,692
3.69%, 06/05/28		18,181	19,892,974
Intercontinental Exchange, Inc. 3.75%, 09/21/28		5,126	5,637,216
2.10%, 06/15/30		2,412	2,316,403
1.85%, 09/15/32		8,838	8,090,561
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(b)(g)(k)		7,360	1
Moody’s Corp., 3.25%, 01/15/28		4,450	4,778,906
Morgan Stanley 2.72%, 07/22/25		6,457	6,811,611
4.00%, 07/23/25		8,426	9,350,798
2.19%, 04/28/26		8,049	8,316,486
3.13%, 07/27/26		6,411	6,900,031
3.63%, 01/20/27		26,003	28,531,819
3.59%, 07/22/28		4,119	4,490,475
3.77%, 01/24/29		13,563	14,834,398
4.43%, 01/23/30		28,886	33,074,770
2.70%, 01/22/31		20,646	21,007,892
3.62%, 04/01/31		15,864	17,224,250
7.25%, 04/01/32		1,954	2,746,350
1.93%, 04/28/32		2,144	2,025,448
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,283,668
State Street Corp., 2.40%, 01/24/30		5,108	5,196,753
UBS Group AG 2.86%, 08/15/23(a)		18,674	19,251,687
4.13%, 09/24/25(a)		22,600	25,084,959
4.13%, 04/15/26(a)		4,551	5,078,308
1.36%, 01/30/27(a)		8,756	8,628,555

			475,630,957

Chemicals — 0.4%
Braskem Netherlands Finance BV 4.50%, 01/10/28		1,420	1,458,411
5.88%, 01/31/50(a)		2,848	2,853,767
8.50%, 01/23/81(a)		2,808	3,187,080
8.50%, 01/23/81		993	1,127,055
Cydsa SAB de CV, 6.25%, 10/04/27(a)		3,902	4,087,345
Dow Chemical Co. 9.00%, 04/01/21		3,960	3,960,000
4.55%, 11/30/25		6,407	7,268,711
2.10%, 11/15/30		14,014	13,508,144
1.13%, 03/15/32	EUR	4,983	5,943,489
DuPont de Nemours, Inc., 4.49%, 11/15/25	USD	15,078	17,040,455
Ecolab, Inc. 4.80%, 03/24/30		3,346	4,002,566
1.30%, 01/30/31		559	513,521
GC Treasury Center Co. Ltd., 2.98%, 03/18/31		545	538,820
LYB International Finance III LLC, 4.20%, 05/01/50		7,049	7,577,905
Mitsubishi Chemical Holdings Corp. 0.00%, 03/30/22(j)(m)	JPY	150,000	1,356,740
0.00%, 03/29/24(j)(m)		40,000	374,441
RPM International, Inc., 4.25%, 01/15/48	USD	155	157,800
Sasol Financing U.S.A. LLC 5.88%, 03/27/24		1,461	1,543,145

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Sasol Financing U.S.A. LLC 4.38%, 09/18/26	USD	1,705	$1,732,962
5.50%, 03/18/31		2,795	2,732,112
Sherwin-Williams Co. 4.20%, 01/15/22		2,800	2,856,774
2.95%, 08/15/29		886	922,693
2.30%, 05/15/30		8,672	8,540,813

			93,284,749

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	690,625
Clean Harbors, Inc., 4.88%, 07/15/27(a)		2,288	2,413,840
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		2,696	2,744,663
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(a)		350	356,125
Pitney Bowes, Inc. 6.88%, 03/15/27(a)		2,775	2,750,719
7.25%, 03/15/29(a)		1,750	1,730,592
Republic Services, Inc. 2.90%, 07/01/26		2,994	3,192,894
3.95%, 05/15/28		9,162	10,224,863
1.45%, 02/15/31		4,938	4,514,388
Waste Management, Inc., 1.15%, 03/15/28		10,160	9,624,744
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		1,398	1,431,202

			39,674,655

Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		2,000	2,040,100
CommScope, Inc., 8.25%, 03/01/27(a)		2,000	2,140,000
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	4,106,031
Motorola Solutions, Inc. 4.60%, 05/23/29		10,242	11,617,570
5.50%, 09/01/44		6,050	7,335,070

			27,238,771

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(b)(g)(k)	CNH	340	—
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24	USD	400	411,000

			411,000

Construction Materials — 0.0%
Cemex SAB de CV 5.20%, 09/17/30(a)		2,229	2,401,747
3.88%, 07/11/31(a)		2,848	2,781,072
U.S. Concrete, Inc., 6.38%, 06/01/24		543	554,539

			5,737,358

Consumer Finance — 0.7%
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		3,084	2,198,314
American Express Co., 3.70%, 08/03/23		6,764	7,239,743
Capital One Financial Corp. 4.75%, 07/15/21		546	552,753
3.90%, 01/29/24		11,689	12,637,895
Discover Bank, 3.45%, 07/27/26		2,008	2,173,003
Discover Financial Services, 4.50%, 01/30/26		4,031	4,545,177
General Motors Financial Co., Inc. 5.20%, 03/20/23		31,703	34,381,585
3.70%, 05/09/23		8,790	9,258,101
5.10%, 01/17/24		4,641	5,132,390
4.00%, 01/15/25		14,339	15,575,457

Security		Par (000)	Value

Consumer Finance (continued)
General Motors Financial Co., Inc. 4.35%, 04/09/25	USD	5,855	$6,421,879
2.75%, 06/20/25		10,721	11,191,686
Hyundai Capital Services, Inc. 3.00%, 08/29/22(a)		7,790	8,024,401
1.25%, 02/08/26		715	697,654
Navient Corp. 6.63%, 07/26/21		1,857	1,891,819
6.50%, 06/15/22		2,529	2,652,592
7.25%, 09/25/23		1,473	1,594,277
5.88%, 10/25/24		1,377	1,446,001
6.75%, 06/25/25		1,446	1,569,994
6.75%, 06/15/26		1,424	1,543,616
Toyota Motor Credit Corp. 2.15%, 02/13/30		6,889	6,841,996
3.38%, 04/01/30		4,173	4,529,462
1.65%, 01/10/31		3,914	3,692,517

			145,792,312

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/26(a)		299	306,394
5.25%, 08/15/27(a)		2,217	2,261,517
Ball Corp. 5.25%, 07/01/25		597	674,610
4.88%, 03/15/26		448	501,003
International Paper Co. 6.00%, 11/15/41		2,411	3,270,353
4.40%, 08/15/47		2,477	2,898,496
Klabin Austria GmbH, 3.20%, 01/12/31(a)		2,015	1,914,250
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		2,010	2,153,213

			13,979,836

Diversified Consumer Services — 0.0%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	207,438
China Education Group Holdings Ltd., 2.00%, 03/28/24(j)	HKD	8,000	1,223,035

			1,430,473

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/25	USD	575	602,966
1.75%, 01/30/26		2,198	2,134,839
4.45%, 04/03/26		5,250	5,683,942
3.65%, 07/21/27		217	227,704
ANLLIAN Capital Ltd., 0.00%, 02/05/25(j)(m)	EUR	800	1,212,906
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	4,118	3,849,043
Azul Investments LLP, 5.88%, 10/26/24(a)		1,759	1,540,550
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(a)		4,232	4,574,792
China Huadian Overseas Development 2018 Ltd., 3.38%(l)		2,165	2,227,244
Coastal Emerald Ltd. 4.30%(l)		1,190	1,212,312
3.95%, 08/01/22		695	705,069
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,754,692
Easy Tactic Ltd. 9.13%, 07/28/22		200	199,313

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Easy Tactic Ltd.
8.63%, 02/27/24	USD	830	$769,825
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	204,625
6.85%, 07/02/24		540	569,531
5.95%, 10/19/25		695	726,275
5.05%, 01/27/27		200	200,560
GE Capital International Funding Co., 4.42%, 11/15/35		10,825	12,392,027
Glencore Funding LLC, 2.50%, 09/01/30(a)		12,744	12,255,070
Grupo Aval Ltd., 4.38%, 02/04/30(a)		5,009	5,038,741
Hyundai Capital America
3.95%, 02/01/22(a)		3,655	3,754,370
2.38%, 02/10/23(a)		15,891	16,293,241
InRetail Consumer, 3.25%, 03/22/28(a)		1,985	1,981,278
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		372	381,998
Latam Finance Ltd., 6.88%, 04/11/24(g)(k)		873	720,225
Manappuram Finance Ltd., 5.90%, 01/13/23		400	413,625
Muthoot Finance Ltd., 4.40%, 09/02/23		200	202,875
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25(a)		5,482	5,537,848
ORIX Corp., 2.90%, 07/18/22		4,137	4,262,534
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,151,874
Pearl Holding III Ltd., 9.50%, 12/11/22		600	186,375
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	168,822
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	3,217,637
Quicken Loans, Inc., 5.25%, 01/15/28(a)		3,322	3,488,100
RELX Capital, Inc.
3.50%, 03/16/23		6,730	7,088,631
4.00%, 03/18/29		11,279	12,441,349
3.00%, 05/22/30		15,042	15,600,803
Santos Finance Ltd., 5.25%, 03/13/29		1,500	1,641,941
Shell International Finance BV
3.88%, 11/13/28		7,369	8,225,562
2.38%, 11/07/29		13,627	13,751,707
2.75%, 04/06/30		9,628	9,943,282
4.38%, 05/11/45		2,800	3,277,645
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		436	446,628
5.10%, 07/16/23		243	246,873
Simpar Europe SA, 5.20%, 01/26/31(a)		3,105	3,040,959
Trust Fibra Uno
5.25%, 01/30/26(a)		2,025	2,230,031
6.95%, 01/30/44(a)		2,194	2,545,726
6.39%, 01/15/50(a)		1,422	1,565,977
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	9,993,405

			194,883,347

Diversified Telecommunication Services — 1.8%
AT&T Inc.
0.00%, 11/27/22(a)(m)		36,000	35,688,501
1.70%, 03/25/26		10,515	10,511,308
3.80%, 02/15/27		4,908	5,427,691
4.25%, 03/01/27		5,463	6,139,333
2.30%, 06/01/27		3,615	3,694,563
1.65%, 02/01/28		4,794	4,644,292
4.35%, 03/01/29		13,151	14,876,130
2.75%, 06/01/31		12,906	12,854,207
2.25%, 02/01/32		10,695	10,172,420
2.55%, 12/01/33(a)		4,155	3,944,719

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T Inc.
4.50%, 05/15/35	USD	13,224	$14,914,888
2.60%, 05/19/38	EUR	5,000	6,612,715
4.90%, 06/15/42	USD	2,043	2,384,145
4.55%, 03/09/49		2,194	2,410,717
3.50%, 09/15/53(a)		13,342	12,329,820
3.55%, 09/15/55(a)		10,340	9,462,201
3.80%, 12/01/57(a)		3,260	3,101,520
Avaya, Inc., 6.13%, 09/15/28(a)		3,000	3,184,695
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,516	2,626,861
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24		922	1,015,666
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		5,764	6,137,161
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 8.75%, 05/25/24(a)		1,109	1,139,127
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(i)		588	590,124
8.00%, 12/31/26(a)(b)		443	420,446
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)		6,698	7,438,966
Frontier Communications Corp.
10.50%, 09/15/22(g)(k)		1,300	888,875
5.88%, 10/15/27(a)		2,000	2,120,000
5.00%, 05/01/28(a)		867	882,935
6.75%, 05/01/29(a)		3,632	3,830,670
Globe Telecom, Inc.
2.50%, 07/23/30		221	208,776
3.00%, 07/23/35		910	834,925
Level 3 Financing, Inc.
5.25%, 03/15/26		2,579	2,656,370
4.63%, 09/15/27(a)		597	614,414
4.25%, 07/01/28(a)		8,811	8,910,652
3.63%, 01/15/29(a)		6,525	6,321,094
Liquid Telecommunications Financing PLC,
5.50%, 09/04/26(a)		2,632	2,770,180
Network i2i Ltd., 5.65%(l)		700	739,156
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		3,442	3,596,890
UPC Holding BV, 5.50%, 01/15/28(a)		1,479	1,528,473
VEON Holdings BV, 3.38%, 11/25/27(a)		3,501	3,434,306
Verizon Communications, Inc.
4.13%, 03/16/27(e)		14,716	16,672,195
4.33%, 09/21/28		4,435	5,077,492
3.88%, 02/08/29		9,803	10,905,316
4.02%, 12/03/29		7,081	7,920,465
3.15%, 03/22/30		13,692	14,441,310
1.50%, 09/18/30		15,867	14,567,682
1.68%, 10/30/30(a)		9,631	8,935,028
1.75%, 01/20/31		7,242	6,744,001
2.55%, 03/21/31		2,849	2,846,415
4.27%, 01/15/36		36,007	40,698,132
4.86%, 08/21/46		7,182	8,615,855
3.55%, 03/22/51		3,586	3,580,968
3.70%, 03/22/61		11,835	11,694,369
Ziggo BV
5.50%, 01/15/27(a)		4,652	4,843,895
4.88%, 01/15/30(a)		1,372	1,402,369

			380,005,424

Electric Utilities — 2.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		1,919	1,931,593

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Adani Transmission Ltd. 4.00%, 08/03/26	USD	662	$706,380
4.25%, 05/21/36		1,198	1,234,989
AEP Texas, Inc. 3.95%, 06/01/28		10,571	11,695,989
Series H, 3.45%, 01/15/50		1,440	1,404,852
AEP Transmission Co. LLC 4.25%, 09/15/48		2,195	2,524,426
3.80%, 06/15/49(e)		4,475	4,844,195
3.15%, 09/15/49		3,515	3,432,925
Series M, 3.65%, 04/01/50		5,215	5,531,646
Alabama Power Co. 6.00%, 03/01/39		215	292,534
3.75%, 03/01/45		6,806	7,261,957
3.45%, 10/01/49		1,012	1,031,872
Baltimore Gas & Electric Co. 3.50%, 08/15/46		4,197	4,285,526
3.75%, 08/15/47		2,530	2,706,169
3.20%, 09/15/49		3,823	3,712,188
2.90%, 06/15/50		4,364	4,035,204
Capex SA, 6.88%, 05/15/24(a)		1,158	1,017,954
CenterPoint Energy Houston Electric LLC 2.35%, 04/01/31		3,260	3,260,945
3.55%, 08/01/42		2,240	2,352,055
3.95%, 03/01/48		549	609,243
3.35%, 04/01/51		5,385	5,414,713
Commonwealth Edison Co. 4.70%, 01/15/44		3,000	3,570,590
3.13%, 03/15/51		3,050	2,959,146
DTE Electric Co. 3.95%, 03/01/49		3,229	3,609,211
Series A, 4.05%, 05/15/48		6,639	7,521,006
Duke Energy Carolinas LLC 3.95%, 11/15/28		1,701	1,914,066
2.45%, 02/01/30		9,938	10,003,068
3.75%, 06/01/45		1,177	1,258,782
3.88%, 03/15/46		3,172	3,423,549
3.70%, 12/01/47		5,364	5,698,014
Duke Energy Florida LLC 3.80%, 07/15/28		2,807	3,112,976
2.50%, 12/01/29		21,814	22,245,580
3.40%, 10/01/46		2,103	2,139,525
4.20%, 07/15/48		53	60,688
Duke Energy Ohio, Inc., 3.65%, 02/01/29		9,148	9,947,996
Duke Energy Progress LLC, 3.45%, 03/15/29		10,281	11,175,407
Edison International 2.40%, 09/15/22		139	141,748
3.13%, 11/15/22		10	10,335
3.55%, 11/15/24		3,527	3,789,724
4.95%, 04/15/25		4,907	5,477,265
Entergy Arkansas LLC, 4.20%, 04/01/49		1,197	1,340,896
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	8,568,593
Exelon Corp. 4.95%, 06/15/35		530	624,427
5.10%, 06/15/45		1,023	1,268,282
4.45%, 04/15/46		2,175	2,493,285
FEL Energy VI Sarl, 5.75%, 12/01/40		5,696	5,809,920
FirstEnergy Corp. 2.05%, 03/01/25		1,392	1,399,197
2.65%, 03/01/30		7,667	7,290,885
Series B, 4.40%, 07/15/27		9,423	10,129,725
Series B, 2.25%, 09/01/30		2,734	2,535,785

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	USD	4,237	$3,707,375
FirstEnergy Transmission LLC 4.35%, 01/15/25(a)		13,860	15,024,224
5.45%, 07/15/44(a)		1,121	1,295,159
4.55%, 04/01/49(a)		16,508	17,408,554
Florida Power & Light Co. 3.70%, 12/01/47		3,662	3,980,536
3.95%, 03/01/48		7,001	7,985,498
4.13%, 06/01/48		2,000	2,329,787
3.15%, 10/01/49		12,142	12,219,883
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)		4,333	2,858,426
Huachen Energy Co. Ltd., 6.63%, 05/18/20(g)(k)		200	76,938
India Green Power Holdings, 4.00%, 02/22/27		630	629,803
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,515,391
LLPL Capital Pte Ltd., 6.88%, 02/04/39		593	690,983
MidAmerican Energy Co. 3.10%, 05/01/27		390	422,667
3.65%, 04/15/29		13,756	15,259,150
3.65%, 08/01/48		1,020	1,078,639
4.25%, 07/15/49		4,426	5,198,219
3.15%, 04/15/50		3,370	3,311,873
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		796	797,741
Northern States Power Co. 2.25%, 04/01/31		4,010	4,005,043
3.40%, 08/15/42		3,707	3,840,737
4.00%, 08/15/45		1,610	1,808,579
2.90%, 03/01/50		2,475	2,364,220
2.60%, 06/01/51		2,448	2,192,125
3.20%, 04/01/52		2,500	2,506,311
NRG Energy, Inc., 2.45%, 12/02/27(a)		11,067	11,000,238
NSTAR Electric Co., 3.95%, 04/01/30		642	721,422
Ohio Power Co. 4.00%, 06/01/49		3,666	4,093,628
Series G, 6.60%, 02/15/33		3,415	4,576,959
Oncor Electric Delivery Co. LLC 3.70%, 11/15/28		5,350	5,933,434
5.30%, 06/01/42		597	769,965
3.80%, 09/30/47		2,314	2,491,094
4.10%, 11/15/48		606	686,848
3.80%, 06/01/49		3,582	3,894,388
3.10%, 09/15/49		3,583	3,478,431
PECO Energy Co., 3.05%, 03/15/51		6,773	6,617,983
Public Service Electric and Gas Co. 3.65%, 09/01/28		6,843	7,577,913
3.85%, 05/01/49		3,410	3,776,163
2.05%, 08/01/50		363	292,036
3.00%, 03/01/51		403	387,860
Southern California Edison Co. 1.85%, 02/01/22		1,203	1,204,345
2.25%, 06/01/30		12,939	12,526,239
4.00%, 04/01/47		2,328	2,398,104
Series A, 4.20%, 03/01/29		1,808	2,009,815
Series E, 3.70%, 08/01/25		10,666	11,648,827
Southwestern Public Service Co., 3.15%, 05/01/50		5,505	5,359,575
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/38(a)		3,000	3,266,250

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/38	USD	2,225	$2,422,469
Tampa Electric Co.
4.30%, 06/15/48		1,207	1,363,105
4.45%, 06/15/49		2,671	3,102,875
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	19,470,016
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		2,129	2,227,856
5.50%, 09/01/26(a)		2,942	3,048,648
5.63%, 02/15/27(a)		3,811	3,961,077
5.00%, 07/31/27(a)		3,804	3,918,196
4.30%, 07/15/29(a)		13,729	14,509,227

			472,049,873

Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25		25,571	26,477,443
Suzlon Energy Ltd., (1.25% Cash and 2.75% PIK), Series SUEL, 4.00%, 08/17/32(i)(j)		160	240,000

			26,717,443

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57		3,213	3,509,117

Energy Equipment & Services — 0.1%
Bristow Group, Inc., 6.88%, 03/01/28(a)		2,675	2,666,333
Hilong Holding Ltd., 8.25%, 09/26/22(g)(k)		250	189,922
Pioneer Energy Services Corp.
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25(a)(b)(i)		2,939	2,935,623
(5.00% Cash or 5.00% PIK), 5.00%, 11/15/25(a)(b)(i)(j)		2,081	2,080,894
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		6,974	6,765,168
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		700	665,190

			15,303,130

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
5.00%, 02/15/24		4,536	5,061,329
3.38%, 05/15/24		10	10,721
2.40%, 03/15/25		18,526	19,327,529
1.30%, 09/15/25		2,341	2,330,910
1.60%, 04/15/26		928	930,116
3.95%, 03/15/29		1,825	2,009,074
3.80%, 08/15/29		12,257	13,344,871
2.10%, 06/15/30		1,794	1,707,158
Boston Properties LP, 3.13%, 09/01/23		512	538,999
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,354,131
Crown Castle International Corp.
1.35%, 07/15/25		2,608	2,602,541
4.45%, 02/15/26		2,370	2,669,051
3.70%, 06/15/26		1,551	1,696,690
1.05%, 07/15/26		10,560	10,224,476
4.30%, 02/15/29		1,324	1,484,088
3.10%, 11/15/29		16,276	16,800,067
3.30%, 07/01/30		6,417	6,716,968
2.25%, 01/15/31		3,936	3,783,076
2.10%, 04/01/31		2,991	2,824,028
4.00%, 11/15/49		3,044	3,162,238
Digital Dutch Finco BV
1.50%, 03/15/30	EUR	6,150	7,599,698
1.00%, 01/15/32		5,050	5,869,546
Duke Realty LP, 1.75%, 02/01/31	USD	12,762	11,854,242

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.
1.25%, 07/15/25	USD	2,633	$2,610,948
1.00%, 09/15/25		11,613	11,403,261
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		3,074	3,546,074
4.00%, 01/15/30		6,163	6,411,061
4.00%, 01/15/31		11,274	11,651,397
Iron Mountain, Inc.
4.88%, 09/15/27(a)		1,000	1,023,125
5.00%, 07/15/28(a)		2,500	2,556,250
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		200	204,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		6,235	6,692,451
4.63%, 06/15/25(a)		802	845,869
4.50%, 09/01/26		1,730	1,810,601
5.75%, 02/01/27		4,235	4,668,812
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		299	308,718
5.00%, 10/15/27		4,705	4,949,684
4.63%, 08/01/29		537	564,940
National Retail Properties, Inc.
2.50%, 04/15/30(e)		4,195	4,113,481
3.50%, 04/15/51		4,147	4,072,355
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(a)		567	601,162
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	7,300	8,310,138
Realty Income Corp.
3.00%, 01/15/27	USD	95	100,858
3.25%, 01/15/31		6,356	6,709,238
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		2,358	2,413,696
Service Properties Trust
5.00%, 08/15/22		4,481	4,547,901
4.50%, 06/15/23		7,725	7,847,518
4.35%, 10/01/24		1,505	1,496,176
7.50%, 09/15/25		1,479	1,680,768
5.50%, 12/15/27		790	835,609
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(a)		26,650	27,133,031
4.25%, 12/01/26(a)		13,700	14,016,264
3.75%, 02/15/27(a)		4,326	4,326,000
4.63%, 12/01/29(a)		597	619,304
4.13%, 08/15/30(a)		5,173	5,218,005
XHR LP, 6.38%, 08/15/25(a)		1,392	1,470,300

			279,660,730

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(a)		3,289	3,354,780
5.75%, 03/15/25		1,227	1,267,123
7.50%, 03/15/26(a)		3,937	4,348,869
4.63%, 01/15/27(a)		806	835,375
5.88%, 02/15/28(a)		3,317	3,536,751
4.88%, 02/15/30(a)		597	613,716
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(a)		12,317	13,368,668
CVS Health Corp.
3.25%, 08/15/29		27,811	29,396,064
3.75%, 04/01/30		26,721	29,148,989

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
CVS Health Corp. 5.13%, 07/20/45	USD	12,144	$14,867,305
Performance Food Group, Inc., 5.50%, 10/15/27(a)		3,012	3,149,829

			103,887,469

Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,296,214
BRF SA 4.88%, 01/24/30(a)		594	605,301
5.75%, 09/21/50(a)		3,269	3,207,379
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,364,436
CP Foods Capital Ltd., 0.50%, 06/18/25(j)		400	421,924
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		1,690	1,776,612
JBS Investments II GmbH 7.00%, 01/15/26(a)		3,405	3,624,350
5.75%, 01/15/28(a)		2,508	2,645,940
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)		4,011	4,382,017
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29(a)		4,974	5,618,133
5.50%, 01/15/30(a)		746	825,632
Knight Castle Investments Ltd., 7.99%(g)(k)		700	488,906
Lamb Weston Holdings, Inc. 4.63%, 11/01/24(a)		2,776	2,880,711
4.88%, 11/01/26(a)		2,790	2,885,557
MHP Lux SA, 6.25%, 09/19/29(a)		594	588,803
Mondelez International, Inc., 2.75%, 04/13/30		7,714	7,875,507
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		5,344	5,727,165
Post Holdings, Inc. 5.75%, 03/01/27(a)		3,722	3,914,651
5.63%, 01/15/28(a)		2,728	2,870,483
5.50%, 12/15/29(a)		2,156	2,308,645
Zhou Hei Ya International Holdings Co. Ltd., 1.00%, 11/05/25(j)	HKD	3,000	398,049

			57,706,415

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 03/15/49	USD	206	228,665
3.38%, 09/15/49		2,876	2,858,696
ONE Gas, Inc., 2.00%, 05/15/30		2,235	2,113,755
Piedmont Natural Gas Co., Inc. 2.50%, 03/15/31		4,895	4,844,680
3.64%, 11/01/46		427	432,828
Promigas SA ESP/Gases del Pacifico SAC 3.75%, 10/16/29(a)		790	798,888
3.75%, 10/16/29		1,460	1,476,425

			12,753,937

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30		7,654	7,724,998
Medtronic Global Holdings SCA 1.50%, 07/02/39	EUR	3,660	4,466,135
1.38%, 10/15/40		570	678,995
1.75%, 07/02/49		3,500	4,332,025
Teleflex, Inc., 4.63%, 11/15/27	USD	1,667	1,764,936

			18,967,089

Health Care Providers & Services — 1.3%
Aetna, Inc. 4.50%, 05/15/42		2,558	2,914,337
4.75%, 03/15/44		1,023	1,197,422
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	2,074,652

Security		Par (000)	Value

Health Care Providers & Services (continued)
Anthem, Inc. 3.65%, 12/01/27	USD	7,853	$8,666,024
3.60%, 03/15/51		4,953	5,126,880
Centene Corp. 5.38%, 06/01/26(a)		12,003	12,551,537
5.38%, 08/15/26(a)		2,500	2,637,250
4.25%, 12/15/27		8,294	8,724,262
4.63%, 12/15/29		2,090	2,262,017
Cigna Corp. 3.25%, 04/15/25		4,621	4,970,472
3.40%, 03/01/27		6,443	6,995,428
4.38%, 10/15/28		18,515	21,182,413
DaVita, Inc., 4.63%, 06/01/30(a)		6,689	6,815,154
DH Europe Finance II S.a.r.l, 1.80%, 09/18/49	EUR	3,600	4,466,664
Encompass Health Corp. 4.50%, 02/01/28	USD	1,372	1,405,093
4.75%, 02/01/30		1,382	1,421,665
HCA, Inc. 4.75%, 05/01/23		17,963	19,361,282
5.00%, 03/15/24		15,322	17,048,079
5.38%, 02/01/25		1,552	1,731,279
5.25%, 04/15/25		25,546	29,171,168
5.88%, 02/15/26		896	1,027,040
5.25%, 06/15/26		7,614	8,751,213
5.38%, 09/01/26		597	673,117
5.63%, 09/01/28		896	1,030,400
5.88%, 02/01/29		597	695,505
Humana, Inc. 4.50%, 04/01/25		4,430	4,976,765
3.13%, 08/15/29		2,294	2,392,807
4.88%, 04/01/30		2,923	3,435,053
Molina Healthcare, Inc., 5.38%, 11/15/22		2,368	2,482,943
Select Medical Corp., 6.25%, 08/15/26(a)		16,871	17,929,824
Tenet Healthcare Corp. 4.63%, 07/15/24		4,979	5,082,015
4.63%, 09/01/24(a)		9,353	9,621,899
5.13%, 05/01/25		8,459	8,577,849
4.88%, 01/01/26(a)		15,230	15,835,545
6.25%, 02/01/27(a)		9,396	9,920,907
5.13%, 11/01/27(a)		896	936,947
4.63%, 06/15/28(a)		511	523,765
UnitedHealth Group, Inc. 2.95%, 10/15/27		5,785	6,209,678
3.85%, 06/15/28		863	968,816
2.75%, 05/15/40		6,062	5,960,373
4.63%, 11/15/41		3,918	4,844,146
4.75%, 07/15/45		4,326	5,451,380
3.75%, 10/15/47		1,148	1,254,703

			279,305,768

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		448	452,812
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	2,204,445
Aramark Services, Inc. 4.75%, 06/01/26		1,657	1,703,396
5.00%, 02/01/28(a)		3,857	4,002,602
Boyd Gaming Corp. 8.63%, 06/01/25(a)		1,656	1,841,472
6.38%, 04/01/26		1,848	1,908,060
6.00%, 08/15/26		1,726	1,797,069
Caesars Entertainment, Inc. 6.25%, 07/01/25(a)		13,890	14,806,948

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc. 8.13%, 07/01/27(a)	USD	4,331	$4,775,989
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		4,652	4,669,143
Carnival Corp., 11.50%, 04/01/23(a)		2,510	2,877,087
Cedar Fair LP, 5.25%, 07/15/29		3,581	3,680,874
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		6,059	6,377,340
5.38%, 04/15/27		3,117	3,194,925
Champion Path Holdings Ltd. 4.50%, 01/27/26		320	332,700
4.85%, 01/27/28		200	208,910
Churchill Downs, Inc. 5.50%, 04/01/27(a)		3,722	3,890,234
4.75%, 01/15/28(a)		1,701	1,759,234
Colt Merger Sub, Inc., 5.75%, 07/01/25(a)		2,601	2,744,835
Full House Resorts, Inc., 8.25%, 02/15/28(a)		505	537,977
Golden Nugget, Inc., 6.75%, 10/15/24(a)		3,550	3,589,653
Haidilao International Holding Ltd., 2.15%, 01/14/26		970	958,691
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		597	633,298
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		2,561	2,673,044
HIS Co. Ltd., 0.00%, 11/15/24(j)(m)	JPY	40,000	314,122
Hyatt Hotels Corp., 5.38%, 04/23/25	USD	4,131	4,634,835
International Game Technology PLC 6.50%, 02/15/25(a)		3,422	3,755,645
6.25%, 01/15/27(a)		448	496,359
IRB Holding Corp., 7.00%, 06/15/25(a)		1,742	1,875,176
Marriott International, Inc. 4.63%, 06/15/30		2,084	2,331,362
2.85%, 04/15/31		4,417	4,335,051
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		3,879	4,119,995
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		3,289	3,434,949
McDonald’s Corp. 2.13%, 03/01/30		3,710	3,622,308
3.60%, 07/01/30		8,935	9,745,923
4.60%, 05/26/45		2,222	2,597,913
4.88%, 12/09/45		5,602	6,781,446
4.45%, 09/01/48		2,753	3,210,398
Melco Resorts Finance Ltd. 5.63%, 07/17/27		200	209,000
5.38%, 12/04/29(a)		537	565,864
MGM China Holdings Ltd. 5.38%, 05/15/24(a)		2,481	2,556,981
5.88%, 05/15/26(a)		2,506	2,623,469
5.88%, 05/15/26		200	209,375
MGM Resorts International 5.75%, 06/15/25		392	427,280
4.63%, 09/01/26		229	240,142
5.50%, 04/15/27		390	419,250
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(a)		8,106	8,713,950
REXLot Holdings Ltd., 4.50%, 04/17/19(g)(j)(k)	HKD	1,161	1,493
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	2,077,836

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 5.00%, 10/15/25(a)	USD	3,693	$3,824,840
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/25(a)		4,134	4,475,055
9.50%, 08/01/25(a)		1,587	1,724,791
Starbucks Corp. 2.25%, 03/12/30		6,381	6,276,371
2.55%, 11/15/30		8,838	8,855,526
Station Casinos LLC, 5.00%, 10/01/25(a)		791	800,888
Wyndham Destinations, Inc., 6.63%, 07/31/26(a)		1,141	1,295,434
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		1,681	1,718,822
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)		6,222	6,573,543
5.25%, 05/15/27(a)		3,101	3,247,150
Wynn Macau Ltd. 4.88%, 10/01/24(a)		3,585	3,630,933
5.50%, 01/15/26		200	208,000
5.50%, 10/01/27(a)		2,511	2,608,301
5.50%, 10/01/27		400	415,500
5.13%, 12/15/29(a)		597	608,940
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		5,371	5,822,621
5.13%, 10/01/29(a)		5,182	5,303,777

			198,311,352

Household Durables — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25(a)		1,069	1,103,743
9.88%, 04/01/27(a)		3,448	3,870,380
6.63%, 01/15/28(a)		6,260	6,666,900
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,407,490
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		6,893	7,194,569
Century Communities, Inc., 6.75%, 06/01/27		7,145	7,594,706
KB Home, 7.63%, 05/15/23		1,769	1,917,154
Lennar Corp. 4.13%, 01/15/22		1,350	1,370,925
4.50%, 04/30/24		1,533	1,667,551
5.88%, 11/15/24		4,092	4,644,420
4.75%, 05/30/25		299	333,011
5.25%, 06/01/26		60	68,822
4.75%, 11/29/27		537	616,540
LGI Homes, Inc., 6.88%, 07/15/26(a)		1,069	1,115,769
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,450,494
Mattamy Group Corp. 5.25%, 12/15/27(a)		3,110	3,253,837
4.63%, 03/01/30(a)		3,535	3,511,245
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,316,787
PulteGroup, Inc. 5.50%, 03/01/26		193	225,188
5.00%, 01/15/27		288	331,200
6.00%, 02/15/35		53	66,250
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		299	330,395
Tempur Sealy International, Inc., 5.50%, 06/15/26		3,695	3,828,944
Toll Brothers Finance Corp. 4.38%, 04/15/23		5,264	5,500,880

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Toll Brothers Finance Corp. 3.80%, 11/01/29	USD	5,508	$5,817,825
TRI Pointe Group, Inc. 5.25%, 06/01/27		2,378	2,544,460
5.70%, 06/15/28		333	368,035
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,938,275

			78,055,795

Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25		2,442	2,518,313

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. 5.25%, 06/01/26(a)		5,537	5,693,420
4.50%, 02/15/28(a)		15,793	15,925,661
Colbun SA, 3.15%, 03/06/30(a)		675	690,609
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(a)		2,175	2,207,625
Genneia SA, 8.75%, 01/20/22		2,840	2,525,825
India Green Energy Holdings, 5.38%, 04/29/24(a)		2,200	2,285,250
NRG Energy, Inc. 2.00%, 12/02/25(a)		3,282	3,281,451
7.25%, 05/15/26		2,988	3,107,520
6.63%, 01/15/27		3,611	3,755,440
5.75%, 01/15/28		2,423	2,574,438
5.25%, 06/15/29(a)		2,170	2,321,900
2.75%, 06/01/48(j)		200	232,967
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(a)		607	632,229
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	212,188
ReNew Power Synthetic, 6.67%, 03/12/24		1,000	1,050,625
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(a)		181	202,544
Stoneway Capital Corp. 10.00%, 03/01/27(g)(k)		4,059	1,598,084
10.00%, 03/01/27(a)(g)(k)		4,327	1,703,740
Talen Energy Supply LLC 6.50%, 06/01/25		1,999	1,605,447
7.25%, 05/15/27(a)		3,184	3,255,194

			54,862,157

Industrial Conglomerates — 0.2%
General Electric Co., 5.88%, 01/14/38		19,050	24,651,970
Grupo KUO SAB De CV, 5.75%, 07/07/27(a)		2,142	2,247,092
Roper Technologies, Inc., 2.95%, 09/15/29		4,177	4,349,886
Tyco Electronics Group SA, 3.45%, 08/01/24		865	931,951

			32,180,899

Insurance — 0.4%
Ambac Assurance Corp., 5.10%(a)(l)		462	633,218
Ambac LSNI LLC, (3 mo. LIBOR US + 5.00%), 6.00%, 02/12/23(a)(d)		2,476	2,482,547
American International Group, Inc. 3.40%, 06/30/30		11,346	12,060,330
4.50%, 07/16/44		5,835	6,606,480
4.38%, 01/15/55		3,445	3,844,388
Aon Corp. 4.50%, 12/15/28		5,621	6,436,362
3.75%, 05/02/29		13,865	15,255,699
2.80%, 05/15/30		7,275	7,434,250
Aon PLC, 4.75%, 05/15/45		95	115,289
Marsh & McLennan Cos., Inc. 1.35%, 09/21/26	EUR	4,390	5,453,247

Security		Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc. 4.38%, 03/15/29	USD	1,454	$1,667,049
1.98%, 03/21/30	EUR	3,035	3,984,000
2.25%, 11/15/30	USD	15,034	14,761,425
Nippon Life Insurance Co., 2.75%, 01/21/51		937	888,979
QBE Insurance Group Ltd., 5.88%, 06/17/46		450	489,980
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	217,121
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,209,203
ZhongAn Online P&C Insurance Co. Ltd. 3.13%, 07/16/25		700	705,687
3.50%, 03/08/26		1,200	1,220,625

			86,465,879

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,643,011
Tencent Holdings Ltd., 3.24%, 06/03/50		2,350	2,155,726

			5,798,737

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,515,796
Amazon.com, Inc., 3.88%, 08/22/37		8,229	9,428,636
Baozun, Inc., 1.63%, 05/01/24(j)		258	265,901
Booking Holdings, Inc., 4.10%, 04/13/25		11,596	12,921,144
Expedia Group, Inc. 6.25%, 05/01/25(a)		2,306	2,667,378
3.25%, 02/15/30		3,840	3,864,752
Netflix, Inc. 4.88%, 04/15/28		955	1,080,344
6.38%, 05/15/29		478	592,720
5.38%, 11/15/29(a)		537	635,029
4.88%, 06/15/30(a)		597	687,469

			37,659,169

IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21		685	696,987
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		1,010	1,059,869
Fidelity National Information Services, Inc. 1.00%, 12/03/28	EUR	10,500	12,653,297
2.95%, 05/21/39		4,400	6,231,071
Fiserv, Inc. 3.20%, 07/01/26	USD	3,974	4,289,290
3.50%, 07/01/29		28,912	31,184,462
2.65%, 06/01/30		6,790	6,838,370
Global Payments, Inc. 4.80%, 04/01/26		13,857	15,845,755
4.45%, 06/01/28		2,703	3,099,502
3.20%, 08/15/29		7,871	8,289,827
International Business Machines Corp. 3.30%, 05/15/26		18,911	20,597,824
1.95%, 05/15/30		25,671	24,849,563
2.85%, 05/15/40		3,712	3,578,366
Leidos, Inc., 4.38%, 05/15/30(a)		13,524	15,033,819
Mastercard, Inc., 2.95%, 06/01/29		14,690	15,751,730
Meituan, 3.05%, 10/28/30		805	782,862
PayPal Holdings, Inc. 1.65%, 06/01/25		4,546	4,629,662
2.65%, 10/01/26		28	29,628
Visa, Inc. 4.15%, 12/14/35		7,727	9,136,052
2.70%, 04/15/40		5,741	5,622,343

			190,200,279

Leisure Products — 0.1%
Hasbro, Inc., 2.60%, 11/19/22		12,338	12,726,185

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. 3.05%, 09/22/26	USD	9,644	$10,309,466
2.75%, 09/15/29		5,154	5,276,984
2.10%, 06/04/30		3,339	3,266,401
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		758	780,740
IQVIA, Inc. 5.00%, 10/15/26(a)		3,518	3,654,323
5.00%, 05/15/27(a)		3,707	3,913,832
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(a)		904	941,516
Thermo Fisher Scientific, Inc. 4.50%, 03/25/30		3,496	4,070,158
1.88%, 10/01/49	EUR	7,400	9,169,883

			41,383,303

Machinery — 0.2%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(j)(m)	HKD	6,000	885,088
Colfax Corp., 6.00%, 02/15/24(a)	USD	2,044	2,107,364
HTA Group Ltd., 7.00%, 12/18/25(a)		2,290	2,424,537
Otis Worldwide Corp., 2.57%, 02/15/30		7,771	7,826,916
Parker-Hannifin Corp., 2.70%, 06/14/24		9,940	10,539,636
Terex Corp., 5.63%, 02/01/25(a)		4,180	4,297,583
Vertical U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	5,537,969

			33,619,093

Media — 1.9%
Altice France SA 7.38%, 05/01/26(a)		15,115	15,721,111
8.13%, 02/01/27(a)		5,275	5,781,927
5.50%, 01/15/28(a)		3,005	3,079,344
AMC Networks, Inc. 5.00%, 04/01/24		1,315	1,331,438
4.75%, 08/01/25		3,348	3,434,462
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/26(a)		3,990	4,116,682
5.50%, 05/01/26(a)		3,389	3,495,076
5.13%, 05/01/27(a)		8,329	8,806,377
5.88%, 05/01/27(a)		1,819	1,877,208
5.00%, 02/01/28(a)		10,487	11,091,576
5.38%, 06/01/29(a)		3,505	3,759,113
4.75%, 03/01/30(a)		4,054	4,200,957
Charter Communications Operating LLC/Charter Communications Operating Capital (3 mo. LIBOR US + 1.65%), 1.86%, 02/01/24(d)		208	213,678
6.38%, 10/23/35		4,051	5,246,014
6.48%, 10/23/45		18,393	23,947,894
5.38%, 05/01/47		11,668	13,544,237
5.75%, 04/01/48		42	51,061
5.13%, 07/01/49		11,527	12,968,693
4.80%, 03/01/50		2,630	2,821,241
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		3,843	3,865,097
Comcast Corp. 2.35%, 01/15/27		2,186	2,281,843
3.30%, 02/01/27		12,021	13,116,698
3.30%, 04/01/27		290	316,160
2.65%, 02/01/30		12,141	12,428,496
3.40%, 04/01/30		28,604	30,970,268
4.25%, 10/15/30		2,142	2,461,222
1.95%, 01/15/31		32,836	31,624,452
4.25%, 01/15/33		238	274,799

Security		Par (000)	Value

Media (continued)
Comcast Corp. 3.90%, 03/01/38	USD	11,314	$12,707,978
4.60%, 10/15/38		41	49,491
3.75%, 04/01/40		2,938	3,223,586
4.60%, 08/15/45		549	663,729
3.40%, 07/15/46		6,070	6,276,682
4.00%, 08/15/47		445	497,565
3.97%, 11/01/47		8,345	9,318,664
2.45%, 08/15/52		2,750	2,351,387
2.65%, 08/15/62		1,525	1,293,890
Cox Communications, Inc. 3.25%, 12/15/22(a)		2,960	3,094,266
3.15%, 08/15/24(a)		19,141	20,437,629
CSC Holdings LLC 7.50%, 04/01/28(a)		3,177	3,503,596
5.75%, 01/15/30(a)		6,441	6,783,951
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		1,821	1,311,120
Discovery Communications LLC 1.90%, 03/19/27	EUR	10,803	13,598,660
4.13%, 05/15/29	USD	292	322,513
Gray Television, Inc. 5.88%, 07/15/26(a)		1,994	2,066,283
7.00%, 05/15/27(a)		2,255	2,452,313
iHeartCommunications, Inc. 6.38%, 05/01/26		3,559	3,776,740
5.25%, 08/15/27(a)		3,210	3,301,838
4.75%, 01/15/28(a)		299	301,243
Kakao Corp., 0.00%, 04/28/23(j)(m)		200	239,000
Lamar Media Corp., 3.75%, 02/15/28		358	357,553
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		1,984	1,984,218
Meredith Corp., 6.88%, 02/01/26		2,871	2,952,608
Nexstar Broadcasting, Inc. 5.63%, 07/15/27(a)		3,217	3,371,802
4.75%, 11/01/28(a)		2,573	2,600,107
Nielsen Co. Luxembourg S.a.r.l, 5.00%, 02/01/25(a)		1,349	1,379,353
Omnicom Group, Inc., 2.45%, 04/30/30		2,639	2,610,545
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		4,648	4,694,480
4.63%, 03/15/30(a)		299	287,788
Sirius XM Radio, Inc. 4.63%, 07/15/24(a)		8,075	8,318,057
5.38%, 07/15/26(a)		2,752	2,841,440
5.00%, 08/01/27(a)		6,435	6,750,637
5.50%, 07/01/29(a)		4,240	4,584,500
TEGNA, Inc. 4.63%, 03/15/28		4,459	4,537,032
5.00%, 09/15/29		657	681,808
TWDC Enterprises 18 Corp. 3.70%, 12/01/42		2,383	2,580,630
3.00%, 07/30/46		2,724	2,622,612
ViacomCBS, Inc. 4.38%, 03/15/43		3,745	4,041,098
5.85%, 09/01/43		5,643	7,207,286
VTR Comunicaciones SpA, 4.38%, 04/15/29(a)		2,585	2,591,463
Walt Disney Co. 3.70%, 10/15/25		1,846	2,035,360
2.75%, 09/01/49		7,330	6,710,947

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Walt Disney Co.
4.70%, 03/23/50	USD	4,729	$5,926,286
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,779	1,854,608

			403,921,466

Metals & Mining — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	215,688
Anglo American Capital PLC, 5.63%, 04/01/30(a)		6,417	7,667,962
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,104,411
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24(a)		327	354,424
4.50%, 09/15/27(a)		358	382,502
Freeport-McMoRan, Inc.
5.00%, 09/01/27		358	380,411
5.25%, 09/01/29		358	391,480
Fresnillo PLC, 4.25%, 10/02/50(a)		2,603	2,557,447
Metinvest BV, 8.50%, 04/23/26(a)		594	662,458
Newmont Corp.
2.80%, 10/01/29		4,682	4,811,813
2.25%, 10/01/30		4,592	4,473,237
Nucor Corp., 3.95%, 05/01/28		2,488	2,771,627
Periama Holdings LLC, 5.95%, 04/19/26		595	627,725
Steel Dynamics, Inc., 2.80%, 12/15/24		3,750	3,965,592
Vale Overseas Ltd., 3.75%, 07/08/30		2,475	2,573,752
Vedanta Resources Finance II PLC
8.00%, 04/23/23		900	821,574
13.88%, 01/21/24		200	215,812
8.95%, 03/11/25(a)		5,450	5,207,475

			39,185,390

Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		296	327,880
Macy’s, Inc., 8.38%, 06/15/25(a)		1,000	1,105,770

			1,433,650

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,051,768
3.25%, 03/15/50		3,650	3,665,827
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		15,457	14,191,094
Consumers Energy Co.
3.25%, 08/15/46		628	626,228
3.75%, 02/15/50		5,099	5,624,648
3.10%, 08/15/50		6,026	5,928,339
3.50%, 08/01/51		3,600	3,789,173
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43		1,110	1,267,733
Eastern Energy Gas Holdings LLC, 4.60%, 12/15/44		1,268	1,416,307
Virginia Electric & Power Co.
4.00%, 01/15/43		8,631	9,582,106
Series A, 3.50%, 03/15/27		3,975	4,357,620

			54,500,843

Oil, Gas & Consumable Fuels — 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		945	1,018,445
Boardwalk Pipelines LP
4.80%, 05/03/29		640	707,484
3.40%, 02/15/31		3,031	3,028,590
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,596,872

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
3.80%, 09/21/25	USD	4,087	$4,503,103
3.41%, 02/11/26		1,150	1,250,316
BP Capital Markets PLC, 3.81%, 02/10/24		2,475	2,697,733
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)(g)(k)		2,601	16,516
Buckeye Partners LP
4.15%, 07/01/23		1,988	2,040,185
4.35%, 10/15/24		2,500	2,568,750
4.13%, 03/01/25(a)		1,160	1,183,538
3.95%, 12/01/26		358	353,869
California Resources Corp., 7.13%, 02/01/26(a)		1,674	1,703,647
Cameron LNG LLC
3.30%, 01/15/35(a)		7,430	7,635,471
3.40%, 01/15/38(a)		11,339	11,434,483
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		375	330,000
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		10,816	12,325,481
5.13%, 06/30/27		16,852	19,272,265
Cheniere Energy Partners LP
5.63%, 10/01/26		2,955	3,090,044
4.50%, 10/01/29		896	929,170
Cheniere Energy, Inc.
(4.88% Cash or 4.88% PIK) , 4.88%, 05/28/21(a)(i)(j)		16,446	16,485,103
4.63%, 10/15/28(a)		2,529	2,626,468
Chesapeake Energy Corp.
5.50%, 02/01/26(a)		1,644	1,711,231
0.00%, 02/15/26(b)(g)(k)		9,090	1
0.00%, 06/15/26(b)(g)(k)		425	—
0.00%, 08/15/26(b)(g)(k)		623	—
Chevron U.S.A., Inc.
4.95%, 08/15/47		4,422	5,559,667
2.34%, 08/12/50		3,650	3,033,507
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		3,125	3,188,188
DCP Midstream Operating LP
5.38%, 07/15/25		493	534,227
5.13%, 05/15/29		358	380,715
Diamondback Energy, Inc., 3.50%, 12/01/29		16,942	17,583,231
Enbridge Energy Partners LP, 7.38%, 10/15/45		658	930,928
Enbridge, Inc., 2.90%, 07/15/22		2,018	2,075,187
Endeavor Energy Resources LP/EER Finance, Inc.
5.50%, 01/30/26(a)		1,718	1,782,940
5.75%, 01/30/28(a)		1,351	1,427,088
Energean Israel Finance Ltd., 5.88%, 03/30/31(a)		3,755	3,753,123
Energy Transfer Operating LP
3.60%, 02/01/23		4,230	4,405,155
4.25%, 03/15/23		7,941	8,380,568
7.60%, 02/01/24		2,846	3,268,348
4.05%, 03/15/25		2,850	3,079,406
2.90%, 05/15/25		18,413	19,160,901
6.50%, 02/01/42		6,240	7,441,422
Series 5Y, 4.20%, 09/15/23		3,200	3,426,808
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		5,290	5,694,235
Enterprise Products Operating LLC
3.13%, 07/31/29		7,917	8,348,964
2.80%, 01/31/30		2,069	2,136,180

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 4.15%, 01/15/26	USD	9,444	$10,606,706
Exxon Mobil Corp., 1.41%, 06/26/39	EUR	9,940	11,527,249
Galaxy Pipeline Assets BidCo. Ltd.
2.16%, 03/31/34(a)	USD	2,800	2,716,140
2.63%, 03/31/36		1,875	1,790,625
2.94%, 09/30/40(a)		3,170	3,063,805
Gray Oak Pipeline LLC
2.00%, 09/15/23(a)		4,753	4,838,015
2.60%, 10/15/25(a)		6,056	6,145,491
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(a)		2,672	2,378,080
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(b)		2,844	2,843,787
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,250
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	3,461,212
6.95%, 01/15/38		1,402	1,880,974
6.55%, 09/15/40		1,664	2,162,392
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		2,336	2,445,940
Marathon Petroleum Corp.
4.75%, 09/15/44		1,372	1,521,745
5.85%, 12/15/45		1,915	2,270,001
Matador Resources Co., 5.88%, 09/15/26		627	610,541
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	208,750
MPLX LP
4.88%, 12/01/24		8,663	9,723,412
1.75%, 03/01/26		10,530	10,546,082
2.65%, 08/15/30		9,847	9,649,625
NGPL PipeCo LLC
4.38%, 08/15/22(a)		5,395	5,600,024
4.88%, 08/15/27(a)		7,707	8,615,310
7.77%, 12/15/37(a)		1,336	1,772,046
Northwest Pipeline LLC, 4.00%, 04/01/27		19,394	21,727,002
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(i)		1	132
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/27(a)		643	696,851
4.13%, 02/15/28(a)		975	1,032,281
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		2,721	2,778,005
Petroleos Mexicanos, 6.88%, 10/16/25		5,637	6,085,142
Pioneer Natural Resources Co., 1.90%, 08/15/30		4,765	4,422,222
Puma International Financing SA, 5.13%, 10/06/24(a)		4,115	4,113,714
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,752,761
5.75%, 05/15/24		27,293	30,795,977
5.63%, 03/01/25		34,953	39,965,957
5.88%, 06/30/26		23,143	27,111,272
5.00%, 03/15/27		5,250	5,975,798
4.20%, 03/15/28		5,555	6,094,272
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	444,901
SM Energy Co.
1.50%, 07/01/21(j)		5,224	5,172,324
10.00%, 01/15/25(a)		6,246	7,026,750
Suncor Energy, Inc.
6.80%, 05/15/38(n)		1,859	2,546,839
6.85%, 06/01/39		372	513,246

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	USD	13,232	$14,335,145
5.95%, 12/01/25		2,980	3,469,974
6.10%, 02/15/42		2,093	2,356,967
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		1,054	1,082,764
6.00%, 04/15/27		798	834,908
Talos Production, Inc., 12.00%, 01/15/26(a)		9,836	9,626,985
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		2,941	3,078,859
5.38%, 02/01/27		1,690	1,752,640
6.50%, 07/15/27		3,372	3,664,285
5.00%, 01/15/28		448	466,480
6.88%, 01/15/29		2,717	2,993,319
5.50%, 03/01/30		597	626,850
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		6,561	6,939,646
4.15%, 01/15/48(a)		920	930,640
Thaioil Treasury Center Co. Ltd., 3.75%, 06/18/50		2,470	2,183,144
TransCanada PipeLines Ltd.
4.63%, 03/01/34		2,441	2,755,024
5.85%, 03/15/36		1,026	1,298,628
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		20,169	25,526,163
4.00%, 03/15/28		8,042	8,928,809
4.60%, 03/15/48		3,414	3,876,356
3.95%, 05/15/50		5,137	5,251,179
Western Midstream Operating LP, (3 mo. LIBOR US + 1.85%), 2.33%, 01/13/23(d)		4,291	4,206,090
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	2,887,134
WPX Energy, Inc.
8.25%, 08/01/23		375	430,313
5.88%, 06/15/28		362	399,033

			599,843,536

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 4.25%, 04/30/29(a)		1,802	1,958,864
Georgia-Pacific LLC
1.75%, 09/30/25(a)		3,780	3,845,868
0.95%, 05/15/26(a)		1,350	1,307,199
2.10%, 04/30/27(a)		2,870	2,917,981
7.75%, 11/15/29		1,275	1,794,033
2.30%, 04/30/30(a)		4,364	4,347,306
8.88%, 05/15/31		528	807,573
Inversiones CMPC SA, 4.38%, 05/15/23(a)		827	869,901
Suzano Austria GmbH, 3.75%, 01/15/31		800	825,920

			18,674,645

Pharmaceuticals — 0.6%
AstraZeneca PLC, 1.38%, 08/06/30		16,728	15,343,311
Bausch Health Americas, Inc.
9.25%, 04/01/26(a)		3,933	4,357,764
8.50%, 01/31/27(a)		4,589	5,090,922
Bausch Health Cos., Inc.
5.50%, 11/01/25(a)		4,757	4,887,247
9.00%, 12/15/25(a)		3,992	4,337,188
5.75%, 08/15/27(a)		1,865	2,007,206
7.00%, 01/15/28(a)		1,897	2,059,288
7.25%, 05/30/29(a)		1,961	2,188,966
Bayer AG, 1.13%, 01/06/30	EUR	4,100	4,937,234
Bristol-Myers Squibb Co., 4.25%, 10/26/49	USD	2,532	2,982,380

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	$4,341,505
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.13%, 04/01/29(a)	USD	1,000	1,008,750
Horizon Therapeutics USA, Inc., 5.50%, 08/01/27(a)		358	382,165
Johnson & Johnson, 3.50%, 01/15/48		2,585	2,839,279
Luye Pharma Group Ltd., 1.50%, 07/09/24(j)		900	932,673
Merck & Co., Inc., 2.45%, 06/24/50		2,945	2,597,278
Pfizer, Inc.
3.45%, 03/15/29		8,145	8,939,322
2.63%, 04/01/30		10,083	10,466,538
1.70%, 05/28/30		5,339	5,159,369
Pharmacia LLC, 6.60%, 12/01/28		2,164	2,868,339
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23		4,400	4,623,345
3.20%, 09/23/26		2,753	2,965,966
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(j)(m)	EUR	924	1,062,445
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	8,445	9,994,388
2.05%, 03/31/30		7,902	7,615,854
2.00%, 07/09/40	EUR	9,260	11,610,724
Wyeth LLC, 5.95%, 04/01/37	USD	1,813	2,522,438

			128,121,884

Real Estate Management & Development — 0.4%
Agile Group Holdings Ltd.
8.38%(l)		350	365,641
5.75%, 01/02/25		650	664,422
6.05%, 10/13/25		200	206,813
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		3,135	3,134,020
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24		1,736	1,766,380
Arrow Bidco LLC, 9.50%, 03/15/24(a)		2,177	2,155,230
Central China Real Estate Ltd.
7.25%, 04/24/23		200	189,000
7.65%, 08/27/23		200	185,000
CFLD Cayman Investment Ltd.
6.90%, 01/13/23		650	240,297
8.60%, 04/08/24		319	117,930
China Aoyuan Group Ltd.
7.95%, 02/19/23		1,765	1,822,362
6.35%, 02/08/24		1,100	1,102,406
China Evergrande Group
9.50%, 04/11/22		200	192,125
11.50%, 01/22/23		400	376,250
10.00%, 04/11/23		400	367,500
7.50%, 06/28/23		400	345,625
12.00%, 01/22/24		900	833,906
10.50%, 04/11/24		200	178,063
China SCE Group Holdings Ltd.
7.25%, 04/19/23		1,000	1,029,062
7.38%, 04/09/24		636	654,086
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24		200	212,563
6.00%, 07/16/25		200	212,250
5.95%, 10/20/25		800	850,250
5.25%, 05/13/26		305	313,002
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24		200	213,875
5.40%, 05/27/25		965	1,039,787
6.15%, 09/17/25		200	221,688
2.70%, 07/12/26		695	687,181

Security		Par (000)	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd.
3.30%, 01/12/31	USD	1,055	$996,975
Emaar Sukuk Ltd., 3.64%, 09/15/26		594	604,209
Esic Sukuk Ltd., 3.94%, 07/30/24		1,500	1,559,062
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21		465	461,254
11.75%, 04/17/22		230	234,416
7.95%, 07/05/22		530	512,941
12.25%, 10/18/22		200	203,438
10.88%, 01/09/23		200	199,188
9.88%, 10/19/23		700	646,625
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	4,525,391
Forestar Group, Inc.
8.00%, 04/15/24(a)		9,456	9,869,700
5.00%, 03/01/28(a)		3,502	3,634,411
Gemdale Ever Prosperity Investment Ltd., 5.60%, 06/14/22		200	205,250
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		451	466,785
Greenland Global Investment Ltd., 5.60%, 11/13/22		200	177,625
Hopson Development Holdings Ltd., 7.50%, 06/27/22		653	666,672
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	4,621,295
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	692,562
Kaisa Group Holdings Ltd.
11.95%, 10/22/22		900	944,156
11.50%, 01/30/23		200	206,688
10.88%, 07/23/23		790	820,119
11.95%, 11/12/23		215	225,817
9.38%, 06/30/24		2,206	2,120,517
KWG Group Holdings Ltd.
7.88%, 09/01/23		486	501,188
7.40%, 03/05/24		200	209,688
5.95%, 08/10/25		614	604,790
Logan Group Co. Ltd.
5.75%, 01/14/25		436	457,664
5.25%, 10/19/25		455	471,494
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	205,000
Longfor Group Holdings Ltd., 3.95%, 09/16/29		620	649,256
MAF Global Securities Ltd., 4.75%, 05/07/24		1,073	1,166,552
New Metro Global Ltd.
6.80%, 08/05/23		400	419,750
4.80%, 12/15/24		335	337,513
NWD MTN Ltd., 4.13%, 07/18/29		1,200	1,227,000
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22		620	646,156
6.95%, 07/23/23		200	208,438
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)		410	454,068
Redsun Properties Group Ltd., 10.50%, 10/03/22		600	630,000
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25		595	617,127
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26		480	485,250
Ronshine China Holdings Ltd.
11.25%, 08/22/21		265	268,313
5.50%, 02/01/22		1,050	1,036,871
8.75%, 10/25/22		730	730,912
7.35%, 12/15/23		466	440,661
Scenery Journey Ltd.
11.50%, 10/24/22		665	608,059

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Scenery Journey Ltd.
12.00%, 10/24/23	USD	800	$705,000
Seazen Group Ltd.
6.45%, 06/11/22		200	205,438
6.00%, 08/12/24		400	422,000
Shimao Group Holdings Ltd.
5.60%, 07/15/26		200	216,125
4.60%, 07/13/30		1,263	1,329,307
3.45%, 01/11/31		200	190,188
Shui On Development Holding Ltd.
5.75%, 11/12/23		300	308,156
6.15%, 08/24/24		580	603,744
Sunac China Holdings Ltd.
8.35%, 04/19/23		200	208,250
7.95%, 10/11/23		200	211,250
7.50%, 02/01/24		200	210,438
6.65%, 08/03/24		700	717,937
7.00%, 07/09/25		302	309,456
Theta Capital Pte Ltd., 8.13%, 01/22/25		300	306,469
Times China Holdings Ltd.
5.75%, 04/26/22		500	505,010
6.75%, 07/16/23		295	306,431
6.75%, 07/08/25		500	524,687
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25		1,650	1,708,266
Wanda Group Overseas Ltd., 7.50%, 07/24/22		840	750,487
Wheelock MTN BVI Ltd., 2.38%, 01/25/26		1,395	1,393,428
Yango Justice International Ltd.
9.25%, 04/15/23		600	605,437
8.25%, 11/25/23		400	394,375
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	207,625
6.80%, 02/27/24		680	713,787
Yuzhou Group Holdings Co. Ltd.
7.38%, 01/13/26		1,281	1,088,850
6.35%, 01/13/27		600	499,200
Yuzhou Properties Co. Ltd.
8.50%, 02/04/23		200	189,100
6.00%, 10/25/23		620	549,940
8.50%, 02/26/24		900	812,250
8.38%, 10/30/24		200	179,500
Zhenro Properties Group Ltd.
9.15%, 05/06/23		910	952,656
8.30%, 09/15/23		200	205,875

			84,178,222

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	5,534,840
5.05%, 03/01/41		9	11,303
4.40%, 03/15/42		2,921	3,414,602
3.30%, 09/15/51		11,000	11,033,311
CMB International Leasing Management Ltd.
2.00%, 02/04/26		570	562,485
2.75%, 08/12/30		1,150	1,102,203
CSX Corp.
4.25%, 03/15/29		4,955	5,627,506
2.40%, 02/15/30		2,541	2,555,076
5.50%, 04/15/41		285	368,880
4.30%, 03/01/48		5,959	6,792,430
4.75%, 11/15/48		379	455,551
3.35%, 09/15/49		2,236	2,194,668
4.25%, 11/01/66		3,597	4,086,797

Security		Par (000)	Value

Road & Rail (continued)
Norfolk Southern Corp.
3.65%, 08/01/25	USD	3,515	$3,846,071
2.90%, 06/15/26		6,045	6,475,492
3.40%, 11/01/49		1,244	1,236,699
4.05%, 08/15/52		6,058	6,679,029
3.16%, 05/15/55		2,229	2,071,990
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,725,119
2.70%, 03/14/23(a)		3,425	3,552,162
2.70%, 11/01/24(a)		1,580	1,663,415
3.95%, 03/10/25(a)		2,210	2,412,619
4.00%, 07/15/25(a)		6,435	7,064,119
1.20%, 11/15/25(a)		4,536	4,455,613
4.45%, 01/29/26(a)		280	313,643
3.35%, 11/01/29(a)		930	963,190
Ryder System, Inc.
2.50%, 09/01/22		120	123,110
2.50%, 09/01/24		1,829	1,916,432
4.63%, 06/01/25		17,920	20,194,206
Union Pacific Corp.
3.25%, 08/15/25		4,144	4,479,884
2.75%, 03/01/26		4,737	5,017,342
3.84%, 03/20/60		10,971	11,659,945
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,583	2,795,694

			133,385,426

Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc., 2.75%, 06/01/50		4,918	4,563,824
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		10,184	11,058,857
Broadcom, Inc.
4.75%, 04/15/29		5,075	5,706,224
5.00%, 04/15/30		8,193	9,337,696
4.30%, 11/15/32		8,907	9,697,376
2.60%, 02/15/33(a)		5,563	5,182,134
3.42%, 04/15/33(a)		21,345	21,406,127
3.47%, 04/15/34(a)		32,731	32,842,914
Intel Corp.
3.73%, 12/08/47		9,559	10,296,877
4.75%, 03/25/50		2,412	3,023,424
KLA Corp.
4.10%, 03/15/29		9,367	10,530,743
5.00%, 03/15/49		980	1,232,863
3.30%, 03/01/50		11,466	11,012,985
Lam Research Corp.
3.75%, 03/15/26		7,638	8,465,931
4.88%, 03/15/49		4,318	5,563,849
2.88%, 06/15/50		5,283	5,035,974
3.13%, 06/15/60		276	266,394
Microchip Technology, Inc., 4.25%, 09/01/25(a)		2,000	2,089,495
NVIDIA Corp.
3.20%, 09/16/26		6,970	7,603,218
2.85%, 04/01/30		4,073	4,277,466
3.50%, 04/01/50		6,241	6,591,778
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29(a)(e)		16,413	18,356,774
3.40%, 05/01/30(a)		15,918	16,808,656
QUALCOMM, Inc.
4.80%, 05/20/45		3,650	4,584,811

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
4.30%, 05/20/47	USD	7,139	$8,404,351
Rohm Co. Ltd., 0.00%, 12/05/24(j)(m)	JPY	30,000	305,993

			224,246,734

Software — 0.8%
Activision Blizzard, Inc.
1.35%, 09/15/30	USD	9,570	8,645,429
2.50%, 09/15/50		4,950	4,153,940
Autodesk, Inc., 3.50%, 06/15/27		15,336	16,769,950
Citrix Systems, Inc.
4.50%, 12/01/27		9,909	11,284,336
3.30%, 03/01/30		6,500	6,685,474
LogMeIn, Inc., 5.50%, 09/01/27(a)		1,000	1,046,880
Microsoft Corp., 2.92%, 03/17/52		19,992	19,693,167
Oracle Corp.
3.90%, 05/15/35		11,460	12,386,157
3.85%, 07/15/36		3,179	3,380,955
3.80%, 11/15/37		8,118	8,431,337
6.13%, 07/08/39		1,363	1,810,968
3.60%, 04/01/40		7,911	7,945,166
3.65%, 03/25/41		20,220	20,461,283
4.00%, 07/15/46		3,762	3,872,948
4.00%, 11/15/47		6,020	6,216,862
3.60%, 04/01/50		15,904	15,404,326
4.10%, 03/25/61		8,956	9,268,037
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	957,614

			158,414,829

Specialty Retail — 0.3%
Home Depot, Inc., 2.95%, 06/15/29		20,522	21,757,809
Lowe’s Cos., Inc.
4.00%, 04/15/25		16,948	18,750,528
3.65%, 04/05/29		9,190	10,059,336
2.63%, 04/01/31		2,500	2,507,120
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/26		645	648,338

			53,723,131

Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.
3.85%, 05/04/43		9,525	10,772,832
4.65%, 02/23/46		3,093	3,845,851
3.85%, 08/04/46		3,833	4,297,054
2.55%, 08/20/60		6,900	5,937,144
2.80%, 02/08/61		4,620	4,149,235
Dell International LLC/EMC Corp.
4.90%, 10/01/26(a)		9,113	10,338,633
8.35%, 07/15/46(a)		3,740	5,690,010
Hewlett Packard Enterprise Co., 4.65%, 10/01/24		20,404	22,777,052
HP, Inc., 6.00%, 09/15/41		285	359,035
NCR Corp., 8.13%, 04/15/25(a)		850	930,750
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)		1,000	1,011,250
Seagate HDD Cayman , 4.09%, 06/01/29(a)		3,217	3,278,203
Xerox Holdings Corp., 5.00%, 08/15/25(a)		4,000	4,174,600
Xiaomi Best Time International Ltd., 0.00%, 12/17/27(j)(m)		300	318,750

			77,880,399

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
4.63%, 05/15/24(a)		3,828	4,061,144
4.88%, 05/15/26(a)		537	575,933

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., 3.25%, 06/15/26	USD	358	$358,215
William Carter Co., 5.63%, 03/15/27(a)		1,700	1,795,625

			6,790,917

Tobacco — 0.6%
Altria Group, Inc.
4.40%, 02/14/26		5,556	6,265,212
2.20%, 06/15/27	EUR	4,340	5,491,030
3.40%, 05/06/30	USD	2,630	2,751,603
3.13%, 06/15/31	EUR	12,780	17,252,588
2.45%, 02/04/32	USD	11,978	11,443,541
5.80%, 02/14/39		12,505	15,259,590
6.20%, 02/14/59		796	969,632
BAT Capital Corp.
3.22%, 08/15/24		10,667	11,364,234
3.22%, 09/06/26		6,146	6,491,295
4.91%, 04/02/30		8,747	9,987,235
2.73%, 03/25/31		13,914	13,456,589
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	11,240,408
Reynolds American, Inc.
4.45%, 06/12/25	USD	9,839	10,917,742
5.85%, 08/15/45		6,970	8,215,713

			131,106,412

Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26(a)		1,723	1,779,308
4.00%, 01/15/28(a)		2,286	2,286,000
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		3,424	3,501,040
Herc Holdings, Inc., 5.50%, 07/15/27(a)		3,403	3,621,473
United Rentals North America, Inc.
5.88%, 09/15/26		3,421	3,579,221
5.50%, 05/15/27		3,428	3,655,962
3.88%, 11/15/27		4,513	4,676,596
4.88%, 01/15/28		7,036	7,411,511
5.25%, 01/15/30		448	486,215

			30,997,326

Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26		300	305,906
ENA Master Trust, 4.00%, 05/19/48(a)		1,460	1,472,775
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(a)		728	764,400

			2,543,081

Wireless Telecommunication Services — 0.6%
Bharti Airtel Ltd., 3.25%, 06/03/31		1,055	1,027,232
Digicel Group 0.5 Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(i)		1,012	824,981
Digicel Ltd., 6.75%, 03/01/23(a)		233	210,792
Kenbourne Invest SA
6.88%, 11/26/24(a)		3,075	3,271,031
4.70%, 01/22/28(a)		1,260	1,285,200
Millicom International Cellular SA
6.63%, 10/15/26(a)		990	1,052,803
4.50%, 04/27/31(a)		2,825	2,938,000
Sprint Corp.
7.88%, 09/15/23		3,312	3,785,616
7.13%, 06/15/24		2,156	2,482,095
7.63%, 02/15/25		4,480	5,342,400
7.63%, 03/01/26		4,516	5,530,745

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)	USD	2,064	$2,079,858
T-Mobile USA, Inc.
3.75%, 04/15/27(a)		17,819	19,479,018
3.88%, 04/15/30(a)		48,540	52,683,375
Vodafone Group PLC, 5.25%, 05/30/48		18,716	23,365,780

			125,358,926

Total Corporate Bonds — 37.4% (Cost: $7,786,192,471)			7,874,374,404

Floating Rate Loan Interests(d)

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (3 mo. LIBOR US + 1.75%, 0.00% Floor), 2.12%, 02/23/25		6,661	6,613,722

Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.21%, 02/05/24		11,927	11,811,893
Kestrel Bidco, Inc. (AKAWestJet Airlines), Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,582	14,131,233

			25,943,126

Beverages — 0.0%
City Brewing Co. LLC, Term Loan B, 4.25%, 03/31/28(o)		2,169	2,163,577
Triton Water Holdings, Inc., Term Loan, 4.00%, 03/31/28(o)		2,299	2,288,218

			4,451,795

Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 wk. LIBOR US + 2.00%, 0.00% Floor), 2.08%, 11/15/27		7,167	7,083,085

Building Products — 0.0%
JELD-WEN, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.18%, 12/14/24		2,875	2,857,029
TAMKO Building Products LLC
Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.11%, 05/31/26		2,788	2,771,921
Initial Term Loan, (2 mo. LIBOR US + 3.00%, 0.00% Floor), 3.36%, 05/31/26		958	952,981

			6,581,931

Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 2.90%, 0.00% Floor), 2.90%, 05/15/21(b)		8,600	7,912,000
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.38%, 09/19/26		1,064	1,041,323
Signal Parent, Inc., Cov-Lite Term Loan B, 4.25%, 04/01/28(b)(o)		3,445	3,419,163

			12,372,486

Security		Par (000)	Value

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 7.00%, 08/07/23(b)	USD	2,447	$2,300,338
Ply Gem Midco, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.86%, 04/12/25		2,323	2,319,198

			4,619,536

Construction Materials — 0.1%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.44%, 09/24/26		751	751,386
White Cap Buyer LLC, Initial Closing Date Term Loan, (3 mo. LIBOR US + 4.00%, 0.50% Floor), 4.50%, 10/19/27		8,163	8,142,136

			8,893,522

Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.75%, 02/21/23(b)		815	797,070

Distributors — 0.1%
Amazon Logistics, Term Loan, (1 mo. LIBOR US + 2.95%, 0.25% Floor), 3.50%, 10/09/23		19,797	19,796,924

Diversified Financial Services — 0.3%
18 Fremont Street Acquisition LLC, Term Loan, (3 mo. LIBOR US + 8.00%, 1.50% Floor), 10.03%, 08/09/25		12,000	12,120,276
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 1.81%, 01/09/22(b)		10,970	10,943,472
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.75%, 07/10/25		2,684	2,685,562
Intelsat Jackson Holdings SA
DIP Facility, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.25%, 07/13/21		2,579	2,606,059
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 3.25%, 11/27/23		1,275	1,294,125
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 8.75%, 01/02/24		1,458	1,486,708
PECO-PD III Borrower LP, Revolving Loan, 2.15%, 11/30/24		14,481	14,481,257
RNTR-1 LLC (AKA Seer Sylvan), Initial Term Loan, (1 mo. LIBOR US + 2.38%, 0.25% Floor), 2.66%, 12/20/21(b)		7,253	7,234,413
Woof Holdings, Inc., Initial Term Loan (First Lien), (1 yr. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/21/27		1,888	1,878,560

			54,730,432

Diversified Telecommunication Services — 0.0%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/01/27		1,220	1,216,892
Connect Finco S.a.r.l (AKA Inmarsat), Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.50%, 12/12/26		2,510	2,499,185

			3,716,077

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 10.13%, 02/28/26	USD	1,795	$1,537,723

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term B Loan, (1 mo. LIBOR US + 1.75%, 0.00% Floor), 3.65%, 12/22/24		8,361	8,260,699

Food Products — 0.0%
JBS USA Lux SA (FKA JBS USA LLC), New Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 4.54%, 05/01/26		3,325	3,302,042
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 0.00%, 09/30/25		987	984,421

			4,286,463

Health Care Providers & Services — 0.0%
Gentiva Health Services, Inc., Term B-1 Loan (First Lien), (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.88%, 07/02/25		3,456	3,431,154
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.53%, 03/06/25		1,124	1,116,079

			4,547,233

Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan (First Lien), (1 mo. LIBOR US + 6.00%, 0.75% Floor), 6.75%, 02/01/26(b)		2,042	2,041,740
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.93%, 02/01/26(b)		3,894	3,777,034
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 4.50%, 0.00% Floor), 4.62%, 07/20/25		2,192	2,194,725
DuPont Hotel Project Owner LLC, Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.91%, 04/01/24(b)		12,071	11,105,570
ECL Entertainment LLC, Term Loan, 8.25%, 03/31/28(o)		5,278	5,278,000
Enterprise Development Authority, Term Loan B, 5.00%, 02/01/28(b)(o)		3,595	3,603,988
Golden Nugget, Inc. (AKA Landry’s, Inc.), Initial B Term Loan, (2 mo. LIBOR US + 2.50%, 0.75% Floor), 4.14%, 10/04/23		6,476	6,367,175
Herschend Entertainment Company LLC, Initial Term Loan, (3 mo. LIBOR US + 5.75%, 1.00% Floor), 6.75%, 08/25/25(b)		5,436	5,517,220
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 5.04%, 05/31/26		6,597	6,544,764
Spectacle Gary Holdings LLC
Closing Date Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25		13,889	15,138,553
Delayed Draw Term Loan, (3 mo. LIBOR US + 9.00%, 2.00% Floor), 11.00%, 12/23/25		1,006	1,096,997

			62,665,766

Security		Par (000)	Value

Household Durables — 0.0%
MI Windows and Doors LLC, Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/18/27	USD	3,152	$3,161,966

Independent Power and Renewable Electricity Producers — 0.0%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3.25%, 03/25/28(o)		800	797,000

IT Services — 0.1%
Avaya, Inc.
Tranche B-1 Term Loan, (1 mo. LIBOR US + 4.25%, 0.00% Floor), 4.36%, 12/15/27		1,000	999,840
Tranche B-2 Term Loan, 4.11%, 12/15/27(o)		1,000	999,290
Dun & Bradstreet Corp., Initial Term Borrowing, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.89%, 02/08/26		1,995	1,982,531
LogMeIn, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.85%, 08/31/27		3,705	3,691,971
Peraton Corp.
Additional Term Loan, 4.75%, 02/01/28(o)		840	839,145
Term B Loan (First Lien), 4.50%, 02/01/28(o)		477	476,812
Term Loan B1 (Second Lien), 7.68%, 02/26/29(b)(o)		406	412,090
RealPage, Inc., Term Loan, 3.75%, 02/18/28(o)		1,000	994,860
Surf Holdings S.a r.l (AKA Sophos), Dollar Tranche Term Loan (First Lien), 3.68%, 03/05/27(o)		2,052	2,030,644

			12,427,183

Machinery — 0.0%
Douglas Dynamics LLC, 2020 Term B Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 4.75%, 06/08/26		1,047	1,041,068
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.50%, 03/31/27		800	796,918

			1,837,986

Media — 0.1%
Burlingame Point LLC, Construction Loan, 2.03%, 05/09/23(b)(o)		10,414	10,414,166
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.25%, 02/01/25(b)		4,125	4,104,417
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 1.00%, 04/15/27		4,503	4,443,934
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.60%, 02/06/27		477	472,848

			19,435,365

Metals & Mining — 0.0%
Zekelman Industries, Inc. (FKA JMC Steel Group, Inc.), 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.11%, 01/24/27		1,335	1,316,461

Multi-Utilities — 0.0%
PG&E Corp., Loan, (3 mo. LIBOR US + 3.00%, 0.50% Floor), 5.50%, 01/01/22		7,741	7,723,556

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor II LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.86%, 11/03/25	USD	9,379	$8,921,978
Buckeye Partners LP, 2021 Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.37%, 11/01/26		11,520	11,459,840

			20,381,818

Real Estate Management & Development — 0.1%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.16%, 03/09/24(b)		16,472	16,470,289

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.25%, 12/30/26		4,215	4,198,305

Software — 0.1%
Applied Systems, Inc.
Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.00%, 0.50% Floor), 4.25%, 09/19/24		492	489,932
Closing Date Term Loan (First Lien), (3 mo. PRIME US + 2.00%, 0.50% Floor), 5.25%, 09/19/24		7	6,823
athenahealth, Inc., Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.45%, 02/11/26		844	844,700
Barracuda Networks, Inc., 2020 Term Loan (First Lien), 4.50%, 02/12/25(o)		2,000	1,997,000
Informatica LLC (FKA Informatica Corp.), Dollar 2020 Term Loan, 3.37%, 02/14/27(o)		1,995	1,978,005
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 7.00%, 1.75% Floor), 9.18%, 08/07/23(b)		5,372	5,392,442
Playtika Holding Corp., Term B-1 Loan, 2.75%, 03/11/28(o)		6,508	6,467,325
Project Ruby Ultimate Parent Corp. (Mediware), Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/10/28		2,378	2,367,109

			19,543,336

Specialty Retail — 0.0%
Foundation Building Materials, Inc.
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.50% Floor), 4.75%, 01/29/28		644	637,771
Term Loan, 3.75%, 01/29/28		373	368,832
LBM Acquisition LLC
Initial Delayed Draw Term Loan (First Lien), 4.50%, 12/17/27(o)		337	335,519
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,517	1,509,837
Park River Holdings, Inc., Initial Term Loan (First Lien), (2 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 12/28/27		1,223	1,214,598

			4,066,557

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.0%
Everi Payments, Inc.
Term B Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.70%, 05/09/24	USD	806	$800,787
Term Loan, (1 mo. LIBOR US + 10.50%, 0.75% Floor), 11.50%, 05/09/24(b)		732	765,426

			1,566,213

Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc.
Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.12%, 04/24/21(b)		5,595	5,578,215
Term Loan, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.15%, 04/24/21(b)		3,764	3,752,617

			9,330,832

Total Floating Rate Loan Interests — 1.7% (Cost: $360,250,374)			359,154,457

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	1,668,056

Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.63%, 11/07/24		2,309	2,569,484

Brazil — 0.1%
Banco do Brasil SA, 5.88%, 01/26/22(a)		1,244	1,287,929
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21(a)		365	373,212
3.63%, 02/04/25(a)		1,830	1,840,866
Petrobras Global Finance BV
6.25%, 03/17/24		1,008	1,116,045
5.30%, 01/27/25		3,596	3,946,610
5.09%, 01/15/30		4,174	4,336,368
5.60%, 01/03/31		4,272	4,502,688

			17,403,718

Chile — 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 01/15/31(a)		730	788,400

China — 0.1%
China Cinda 2020 I Management Ltd., 3.00%, 01/20/31		265	261,860
China Construction Bank Corp.
4.25%, 02/27/29		805	869,148
2.45%, 06/24/30		2,950	3,001,625
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30		1,200	1,216,578
China Minmetals Corp., 3.75%(l)		339	345,674
China Resources Land Ltd., 3.75%(l)		1,450	1,502,563
Chinalco Capital Holdings Ltd.
4.10%, (l)		735	763,022
4.25%, 04/21/22		1,025	1,043,258
CITIC Ltd., 2.85%, 02/25/30		1,140	1,129,669
Huarong Finance 2019 Co. Ltd.
4.25%, (l)		332	341,960
3.25%, 11/13/24		2,300	2,377,757
4.50%, 05/29/29		1,300	1,370,281
3.88%, 11/13/29		1,600	1,618,000
3.63%, 09/30/30		1,240	1,224,500
Huarong Finance II Co. Ltd., 5.00%, 11/19/25		663	728,471
Leader Goal International Ltd., 4.25%(l)		700	719,031
Ocean Laurel Co. Ltd., 2.38%, 10/20/25		660	650,306

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Rongshi International Finance Ltd., 3.75%, 05/21/29	USD	1,945	$2,064,739
Sino-Ocean Land Treasure IV Ltd.
5.25%, 04/30/22		480	496,418
4.75%, 08/05/29		1,615	1,631,655
Sunny Express Enterprises Corp., 3.13%, 04/23/30		1,385	1,394,111

			24,750,626

Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26		11,184	12,499,574
6.88%, 04/29/30		5,371	6,505,624
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	1,890,061
4.38%, 02/15/31(a)		1,447	1,449,894
Oleoducto Central SA, 4.00%, 07/14/27(a)		2,213	2,337,481

			24,682,634

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29		1,750	1,834,766

India — 0.0%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		473	495,024
Greenko Dutch BV
5.25%, 07/24/24		200	207,375
3.85%, 03/29/26		200	200,688
Greenko Investment Co., 4.88%, 08/16/23		200	203,187
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25		200	205,000
Oil India Ltd., 5.13%, 02/04/29		880	975,938
Power Finance Corp. Ltd.
4.50%, 06/18/29		3,484	3,687,596
3.35%, 05/16/31		560	545,373
REC Ltd.
3.88%, 07/07/27		279	292,601
4.63%, 03/22/28		200	214,062

			7,026,844

Indonesia — 0.0%
Majapahit Holding BV, 7.88%, 06/29/37		650	892,735
Pertamina Persero PT, 4.18%, 01/21/50		942	913,151
Perusahaan Listrik Negara PT, 6.25%, 01/25/49		1,858	2,291,727

			4,097,613

Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		1,350	1,381,725

Kuwait — 0.1%
Equate Petrochemical BV, 4.25%, 11/03/26		879	957,561
MEGlobal Canada ULC
5.00%, 05/18/25(a)		3,035	3,373,592
5.00%, 05/18/25		3,400	3,779,312
5.88%, 05/18/30(a)		1,770	2,132,850
5.88%, 05/18/30		1,350	1,626,750

			11,870,065

Malaysia — 0.0%
Tenaga Nasional Bhd, 7.50%, 01/15/96		850	1,030,281

Mexico — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47		7,086	6,981,836
Petroleos Mexicanos
6.84%, 01/23/30		8,325	8,417,824
6.38%, 01/23/45		4,915	4,079,450
5.63%, 01/23/46		1,198	952,230

Security		Par (000)	Value

Mexico (continued)
Petroleos Mexicanos
6.35%, 02/12/48	USD	1,490	$1,227,388
7.69%, 01/23/50		3,547	3,277,428
6.95%, 01/28/60		4,438	3,788,942

			28,725,098

Morocco — 0.0%
OCP SA, 4.50%, 10/22/25		1,171	1,236,503

Oman — 0.0%
Oryx Funding Ltd., 5.80%, 02/03/31(a)		1,365	1,411,069

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(a)		2,301	2,335,515

Singapore — 0.0%
BOC Aviation Ltd., 3.00%, 09/11/29		2,000	1,986,250

South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25		1,424	1,470,280

United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		1,100	1,241,625
DAE Funding LLC, 2.63%, 03/20/25(a)		2,505	2,519,091
DP World Crescent Ltd., 3.91%, 05/31/23		2,019	2,123,887
ICD Funding Ltd., 3.22%, 04/28/26		750	759,141
MDGH - GMTN BV
2.50%, 11/07/24(a)		2,650	2,778,359
2.88%, 11/07/29(a)		1,779	1,840,709

			11,262,812

United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,775	1,761,688

Total Foreign Agency Obligations — 0.7% (Cost: $145,016,545)			149,293,427

Foreign Government Obligations

Argentina — 0.0%
Republic of Argentina, 0.13%, 07/09/35(c)		16,739	4,938,005

Bahrain — 0.0%
Kingdom of Bahrain
6.00%, 09/19/44		4,717	4,403,025
7.50%, 09/20/47		1,145	1,187,937

			5,590,962

Brazil — 0.1%
Federative Republic of Brazil, 3.88%, 06/12/30		32,720	31,717,465

China — 4.3%
People’s Republic of China 3.30%, 07/04/23	CNH	3,500	540,622
1.99%, 04/09/25	CNY	3,057,570	447,240,676
2.41%, 06/19/25		447,300	66,668,635
2.85%, 06/04/27		318,800	47,677,136
3.29%, 05/23/29		79,700	12,190,452
2.68%, 05/21/30		2,221,040	323,462,609

			897,780,130

Colombia — 0.4%
Republic of Colombia
3.88%, 04/25/27	USD	16,282	17,406,476
4.50%, 03/15/29		13,000	14,198,437

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Republic of Colombia
3.13%, 04/15/31	USD	32,689	$31,994,359
5.20%, 05/15/49		12,646	13,910,600

			77,509,872

Dominican Republic — 0.2%
Dominican Republic
4.50%, 01/30/30		26,316	26,439,356
4.88%, 09/23/32(a)		20,018	20,218,180

			46,657,536

Ecuador — 0.0%
Republic of Ecuador, 0.50%, 07/31/35(c)		1,394	637,755

Egypt — 0.1%
Arab Republic of Egypt
6.38%, 04/11/31(a)	EUR	1,657	1,994,172
7.63%, 05/29/32	USD	2,577	2,630,151
7.90%, 02/21/48		2,349	2,205,858
8.88%, 05/29/50(a)		4,205	4,291,728

			11,121,909

France — 0.1%
Republic of France
1.50%, 05/25/50(a)	EUR	4,186	5,856,587
0.50%, 05/25/72(a)		8,250	7,870,313

			13,726,900

Ghana — 0.0%
Republic of Ghana
8.63%, 04/07/34(a)	USD	2,947	2,880,692
8.88%, 05/07/42(a)		2,953	2,827,498

			5,708,190

Greece — 0.0%
Hellenic Republic, 1.88%, 01/24/52(a)	EUR	6,150	7,163,481

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,880,406

Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50		1,504	1,519,510
Republic of Indonesia
4.10%, 04/24/28		10,993	12,157,571
2.85%, 02/14/30		8,000	8,145,000
6.50%, 02/15/31	IDR	101,330,000	6,850,846
7.50%, 06/15/35		76,108,000	5,358,521
4.63%, 04/15/43	USD	432	477,765
4.75%, 07/18/47		433	487,666
7.38%, 05/15/48	IDR	57,269,000	3,843,475

			38,840,354

Italy — 0.0%
Buoni Poliennali Del Tesoro, 0.15%, 05/15/51(a)	EUR	8,190	9,654,817

Japan — 0.1%
Japanese Government CPI Linked Bond, 0.10%, 03/10/28	JPY	2,391,275	21,764,973

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	775	707,914

Mexico — 0.5%
United Mexican States
2.66%, 05/24/31		81,853	77,632,455
4.50%, 01/31/50		23,504	23,746,385

			101,378,840

Security		Par (000)	Value

Mongolia — 0.0%
Mongolian People’s Republic, 8.75%, 03/09/24	USD	236	$271,400

Pakistan — 0.0%
Islamic Republic of Pakistan
6.00%, 04/08/26		200	203,188
7.38%, 04/08/31		200	204,187

			407,375

Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		25,538	27,836,420
3.16%, 01/23/30		3,013	3,131,637
2.25%, 09/29/32		6,025	5,706,805

			36,674,862

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		17,494	19,560,479

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		30,655	32,446,172

Romania — 0.0%
Republic of Romania, 3.00%, 02/14/31(a)		5,070	5,074,753

Russian Federation — 0.1%
Russian Federation
7.75%, 09/16/26	RUB	1,136,777	15,777,009
7.65%, 04/10/30		764,750	10,598,276
8.50%, 09/17/31		113,705	1,671,363

			28,046,648

Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24	USD	625	398,242
6.35%, 06/28/24		200	127,688
7.85%, 03/14/29		200	122,250
7.55%, 03/28/30		1,200	732,000

			1,380,180

Ukraine — 0.1%
Ukraine Government
9.75%, 11/01/28		8,135	9,472,190
7.38%, 09/25/32		5,195	5,209,611
7.25%, 03/15/33		3,727	3,706,036

			18,387,837

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		9,858	11,195,392
5.10%, 06/18/50		3,180	3,934,256

			15,129,648

Total Foreign Government Obligations — 6.8% (Cost: $1,419,144,175)			1,442,158,863

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50		6,910	11,382,843
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,255,282
Los Angeles Unified School District
GO, 5.75%, 07/01/34		415	548,240
GO, 6.76%, 07/01/34		7,405	10,466,820
State of California GO, 7.55%, 04/01/39		3,400	5,508,340

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
State of California Refunding GO, 4.60%, 04/01/38	USD	22,215	$25,472,164
University of California, RB, 4.86%, 05/15/2112		1,940	2,440,772

			62,074,461

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		2,487	3,564,692

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		13,140	14,788,413

Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		1,160	1,241,177

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		2,329	3,666,405

NewYork — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		735	918,993
RB, 6.67%, 11/15/39		350	473,994
RB, Series E, 6.81%, 11/15/40		860	1,176,291
New York City Water & Sewer System
RB, 6.01%, 06/15/42		665	964,616
RB, 5.88%, 06/15/44		1,240	1,800,629
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,882,673
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,165	2,926,062
RB, 4.96%, 08/01/46		5,020	6,420,630
RB, 4.93%, 10/01/51		1,045	1,365,658

			17,929,546

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		2,650	4,622,527

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/46(m)		41,207	12,581,322
RB, Series A-1, 0.00%, 07/01/51(m)		25,029	5,535,914

			18,117,236

Texas — 0.0%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		3,260	4,547,439
State of Texas, GO, 5.52%, 04/01/39		4,260	6,049,669

			10,597,108

Total Municipal Bonds — 0.6% (Cost: $120,199,312)			136,601,565

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.1%
1Texas Capital Bank CLN, Series M, 0.00%, 02/01/26(b)		18,500	18,500,000
Alternative Loan Trust, Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,472	1,701,689
American Home Mortgage Assets Trust Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.20%, 10/25/46(d)		792	653,550

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.32%, 10/25/46(d)	USD	2,211	$1,493,565
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.18%, 11/25/46(d)		3,357	1,485,636
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.96%, 02/25/47(d)		732	421,687
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(d)		3,667	3,722,492
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(d)		3,443	3,482,797
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(d)		5,512	5,621,646
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(d)		4,120	4,335,379
APS Resecuritization Trust Series 2016-1, Class 1MZ, 4.02%, 07/31/57(a)(d)		7,471	2,652,182
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 2.96%, 09/27/46(a)(d)		4,023	4,026,487
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.71%, 04/27/47(a)(d)		606	604,845
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(b)		2,613	2,593,676
Series 2019-1, 4.55%, 01/30/25(b)		3,062	3,031,708
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(d)		3,854	1,034,919
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(d)		1,308	1,257,532
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.42%, 05/28/36(a)(d)		4,498	4,352,564
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.43%, 01/25/47(d)		1,210	1,117,863
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		213	189,062
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.39%, 08/25/36(d)		1,012	997,673
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.28%, 03/25/37(d)		302	284,310
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.25%, 03/25/37(d)		498	470,810
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.32%, 06/25/37(d)		507	493,004
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(d)(p)		3	2,855
Chase Mortgage Finance Trust, Series 2007— S6, Class 1A1, 6.00%, 12/25/37		22,067	14,078,056
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,580	1,428,650
Series 2008-2, Class 1A1, 6.50%, 06/25/38		4,983	4,395,333
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		10	9,926

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37	USD	772	$772,896
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(d)		1,883	1,904,639
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.46%, 06/25/35(d)		3,455	2,879,051
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.71%, 01/25/36(d)		561	534,610
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.26%, 02/25/36(d)		697	660,016
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,582	1,129,432
Series 2006-15CB, Class A1, 6.50%, 06/25/36		375	277,727
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.51%, 08/25/36(d)		5,333	933,179
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 1.99%, 11/25/46(d)		2,897	2,509,098
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.30%, 10/25/46(d)		3,400	3,290,458
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.34%), 0.45%, 10/25/46(d)		4,130	3,231,973
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.30%, 03/20/47(d)		7,916	6,681,457
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.30%, 07/25/46(d)		407	367,948
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.23%), 0.34%, 11/25/36(d)		1,610	1,506,516
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.61%, 07/25/46(d)		2,322	2,158,797
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		325	215,036
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.25%, 04/25/47(d)		959	862,662
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.18%), 0.29%, 06/25/47(d)		328	264,012
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.24%), 0.35%, 08/25/47(d)		397	385,113
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.65%, 02/25/35(d)		226	220,885
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.22%, 04/25/46(d)		1,384	586,437
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.51%, 04/25/46(d)		583	546,625
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,638	5,061,248
Credit Suisse Commercial Mortgage Trust
Series 2014-11R, Class 16A1, 3.20%, 09/27/47(a)(d)		652	673,753
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.32%, 02/27/36(a)(b)(d)		655	614,193
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.24%, 08/27/36(a)(d)		1,181	1,094,139
Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(d)		22,736	22,836,934

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Credit Suisse Commercial Mortgage Trust Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(d)	USD	4,796	$4,866,096
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	4,385,538
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.46%, 11/25/35(d)		1,257	231,374
Deephaven Residential Mortgage Trust
Series 2020-1, Class B2, 4.54%, 01/25/60(a)(d)		1,310	1,334,256
Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,893,916
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.28%, 08/25/47(d)		1,134	1,326,306
Deutsche Alt-A Securities, Inc., Series 2007- RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.62%, 01/27/37(a)(d)		24	22,664
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(d)		406	394,971
Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		259	251,870
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.26%, 03/25/36(d)		788	777,815
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class B4, 4.49%, 11/25/49(a)(d)		1,476	1,502,970
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		150	173,210
Series 2007-OA2, Class 2A1, 2.36%, 06/25/47(d)		1,236	1,016,509
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.32%, 12/19/36(d)		13,191	12,280,688
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.36%, 07/19/47(d)		674	614,654
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(d)		4,767	4,878,059
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(d)		5,763	5,894,222
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.63%, 03/25/35(d)		1,116	1,155,944
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.62%, 10/25/35(d)		875	863,186
Imperial Fund Mortgage Trust, Series 2020- NQM1, Class A3, 2.05%, 10/25/55(a)(d)		2,471	2,478,295
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 0.35%, 07/25/36(d)		456	432,711
Series 2007-AR19, Class 3A1, 3.13%, 09/25/37(d)		2,922	2,064,873
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.35%, 08/25/37(d)		873	810,700

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.53%, 03/25/37(d)	USD	1,443	$1,424,928
Series 2007-A2, Class 2A1, 3.42%, 05/25/37(d)		301	279,326
JPMorgan Mortgage Trust
Series 2014-OAK4, Class B4, 3.94%, 09/25/44(a)(d)		310	310,187
Series 2021-4, Class B1, 2.90%, 08/25/51(a)(d)		16,120	15,725,866
Series 2021-4, Class B2, 2.90%, 08/25/51(a)(d)		4,090	3,943,015
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(d)		3,860	3,628,019
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 06/25/60(a)		4,115	4,189,552
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(c)		4,750	4,784,628
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.06%, 09/25/47(d)		3,400	3,527,883
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.26%, 12/25/37(d)		825	848,094
LHOME Mortgage Trust, Series 2019-RTL1, Class A1, 4.58%, 10/25/23(a)(c)		2,646	2,659,067
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.55%, 08/25/37(a)(d)		999	523,220
MCM Trust
Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)		4,997	2,671,092
Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)		8,288	4,487,894
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.21%), 0.32%, 04/25/37(d)		1,887	1,837,570
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.04%, 05/25/36(d)		1,093	1,025,985
MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(d)		545	554,058
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 0.28%, 12/26/46(a)(d)		1,013	992,202
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.46%, 04/16/36(a)(d)		3,478	3,206,790
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		2,376	2,363,342
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		545	556,189
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(d)		1,558	1,652,389
Series 2020-NPL2, Class A1, 3.23%, 08/25/60(a)(c)		1,562	1,574,203
Series 2020-RPL1, Class B3, 3.91%, 11/25/59(a)(d)		6,210	4,415,229
Series 2020-RPL2, Class A1, 3.58%, 08/25/25(a)(d)		12,699	12,940,398

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(d)	USD	413	$422,282
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(c)		570	181,120
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.53%, 06/25/37(d)		365	308,630
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(d)		18,570	18,641,230
Preston Ridge Partners Mortgage LLC
Series 2020-3, Class A1, 2.86%, 09/25/25(a)(c)		23,657	23,826,208
Series 2020-5, Class A1, 3.10%, 11/25/25(a)(c)		17,862	17,985,895
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR US + 4.50%), 0.00%, 02/25/55(a)(b)(d)		2,330	2,330,000
RALI Trust, Series 2007-QH9, Class A1, 1.56%, 11/25/37(d)		665	632,408
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.45%, 06/25/35(a)(d)		418	399,490
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.51%, 09/25/35(a)(d)		129	114,253
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(d)		3,500	3,589,723
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(d)		7,854	8,093,117
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.65%, 08/25/36(d)		6,235	5,188,874
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 1.40%, 05/25/57(d)		539	253,586
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(d)		15,220	15,653,947
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.21%, 07/20/37(d)		1,313	1,213,016
Station Place Securitization Trust
Series 2021-WL1, Class E, (1 mo. LIBOR US + 2.00%), 2.11%, 01/26/54(a)(d)		1,720	1,719,457
Series 2021-WL1, Class F, (1 mo. LIBOR US + 2.50%), 2.61%, 01/26/54(a)(d)		1,850	1,849,422
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.30%, 04/25/36(d)		781	615,000
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.19%), 0.49%, 06/25/36(d)		2,144	2,012,090
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.53%, 05/25/46(d)		498	444,461
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.95%, 06/25/46(d)		1,550	1,342,474
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.53%, 06/25/47(d)		223	212,625
TVC DSCR
Series 21-1, Class A, 0.00%, 02/01/51(a)		6,844	6,844,457
Series 21-1, Class CERT, 0.00%, 02/01/51(a)		1,711	2,206,653
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,960	1,973,548

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(d)	USD	660	$671,283
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(c)		2,772	2,817,145
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(d)		3,120	3,191,254
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(d)		2,312	2,318,635
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(d)		1,895	1,960,877
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(d)		1,800	1,867,252
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(d)		906	897,789
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(d)		1,100	1,160,409
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(a)(d)		11,275	11,401,260
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(d)		3,438	3,477,765
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(d)		1,480	1,501,995
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,239	1,066,294
Series 2006-4, Class 1A1, 6.00%, 04/25/36		3,406	3,407,395
Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		1,175	1,153,309
Series 2006-4, Class 3A5, 6.35%, 05/25/36(c)		455	447,181
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 1.01%, 06/25/47(d)		3,285	3,122,446
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.71%, 06/25/47(d)		1,687	1,500,638

			438,427,576

Commercial Mortgage-Backed Securities — 3.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(d)		600	635,991
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(d)		6,157	6,398,713
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(d)		1,110	1,127,109
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(d)		480	481,988
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(d)		2,463	2,356,807
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.64%, 09/15/34(a)(d)		2,920	2,916,449
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.23%, 09/15/34(a)(d)		5,835	5,761,745
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 2.93%, 09/15/34(a)(d)		630	615,137

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.21%, 04/15/34(a)(d)	USD	2,670	$2,670,804
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(a)(d)		5,210	5,206,656
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	520,621
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/35(a)(d)		740	726,160
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.06%, 12/15/36(a)(d)		4,840	4,621,428
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.16%, 12/15/36(a)(d)		568	537,509
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(d)		2,691	2,759,531
Series 2016-ISQ, Class C, 3.61%, 08/14/34(a)(d)		445	466,563
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.11%, 11/15/33(a)(d)		150	146,425
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.51%, 11/15/33(a)(d)		2,870	2,789,181
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.61%, 11/15/32(a)(d)		970	837,624
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/32(a)(d)		1,930	1,595,164
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.46%, 09/15/34(a)(d)		350	347,395
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.81%, 09/15/34(a)(d)		3,275	3,234,347
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,130,275
Series 2020-BN28, Class D, 2.50%, 03/15/63(a)		610	537,038
Series 2021-BN32, Class A5, 2.64%, 04/15/54		1,970	2,006,381
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 0.59%, 11/25/35(a)(d)		2,217	2,090,863
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.56%, 01/25/36(a)(d)		4,690	4,448,342
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 0.69%, 01/25/36(a)(d)		73	69,530
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 0.78%, 01/25/36(a)(d)		194	186,034
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.65%, 04/25/36(a)(d)		255	241,199
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 0.53%, 07/25/36(a)(d)		860	824,923
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.36%, 10/25/36(a)(d)		420	399,590
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.41%, 10/25/36(a)(d)		292	279,177
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.23%), 0.34%, 12/25/36(a)(d)		1,570	1,500,560
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.38%, 07/25/37(a)(d)		9,435	8,934,406

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.61%, 12/25/37(a)(d)	USD	1,980	$1,932,125
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.61%, 04/25/38(a)(d)		2,890	2,922,031
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(d)		980	835,420
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.83%, 03/15/37(a)(d)		918	908,811
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.45%), 1.55%, 03/15/37(a)(d)		1,120	1,092,350
Series 2019-BWAY, Class D, (1 mo. LIBOR US + 2.16%), 2.27%, 11/15/34(a)(d)		1,118	1,101,671
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,535	2,695,371
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(d)		790	648,007
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 4.97%, 02/11/41(d)		390	387,039
Series 2007-T26, Class AM, 5.43%, 01/12/45(d)		747	743,859
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.06%, 04/10/51(a)(d)		210	188,837
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,406,190
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(d)		3,610	3,763,881
Series 2019-B14, Class 225C, 3.29%, 12/15/62(a)(d)		1,411	1,375,615
Series 2020-B16, Class D, 2.50%, 02/15/53(a)		38	32,040
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.81%, 10/15/35(a)(d)		5,885	5,958,572
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 07/15/35(a)(d)		2,770	2,768,283
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	3,217,174
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,461,946
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	258,063
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(d)		250	256,043
Series 2015-1740, Class E, 4.45%, 01/10/35(a)(d)		478	450,378
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 03/15/37(a)(d)		1,210	1,209,986
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.58%, 03/15/37(a)(d)		8,300	8,290,276
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.16%, 11/15/35(a)(d)		2,324	2,322,546
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35(a)(d)		11,634	11,637,553
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.41%, 10/15/36(a)(d)		20,429	20,414,861
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36(a)(d)		28,293	28,275,682

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36(a)(d)	USD	22,530	$22,503,236
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36(a)(d)		6,776	6,768,116
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.71%, 11/15/32(a)(d)		7,490	7,511,099
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(d)		2,940	3,084,387
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		5,380	5,458,245
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.86%, 10/15/37(a)(d)		4,670	4,669,993
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.06%, 02/15/33(a)(b)(d)		17,038	17,038,000
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.30%, 02/15/33(a)(b)(d)		10,439	10,439,000
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.40%, 02/15/33(a)(b)(d)		6,988	6,988,000
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,236,118
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(d)		8,267	8,586,658
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(d)		11,936	11,870,548
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 2.51%, 02/15/36(a)(d)		6,390	6,390,028
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 2.51%, 02/15/36(a)(d)		5,128	5,121,745
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36(a)(d)		8,390	8,400,259
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36(a)(d)		6,640	6,648,119
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 01/15/34(a)(d)		1,650	1,648,018
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 01/15/34(a)(d)		2,550	2,548,464
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(d)		750	784,570
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(d)		1,450	1,458,215
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(d)		590	604,126
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(d)		1,240	1,236,549
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.86%, 12/15/37(a)(d)		3,619	3,619,582
CD Mortgage Trust
Series 2017-CD5, Class B, 3.96%, 08/15/50(d)		2,091	2,240,918
Series 2017-CD6, Class C, 4.27%, 11/13/50(d)		1,290	1,353,511
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	450,650
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,941,504
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,364,658

68	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)	USD	1,160	$1,211,265
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)(d)		670	694,352
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(d)		2,643	2,861,115
CHC Commercial Mortgage Trust, Series 2019- CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.61%, 06/15/34(a)(d)		7,262	7,170,651
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/10/47(d)		440	470,350
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,053,416
Series 2016-C1, Class D, 4.95%, 05/10/49(a)(d)		450	412,387
Series 2016-GC37, Class C, 4.93%, 04/10/49(d)		640	668,826
Series 2016-P3, Class C, 4.89%, 04/15/49(d)		30	31,277
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(d)		137	94,569
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,329,971
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,243,338
Series 2019-C7, Class A4, 3.10%, 12/15/72		1,130	1,195,685
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,163,425
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(d)		5,271	5,422,732
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(d)		5,180	5,213,717
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(d)		7,200	7,701,319
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(d)		419	432,625
Series 2019-SST2, Class F, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36(a)(d)		1,090	1,088,694
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(d)		1,540	1,427,292
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,864	1,912,628
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	932,881
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.87%, 11/15/37(a)(d)		9,270	9,284,467
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(d)		4,266	4,292,899
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.74%, 02/10/47(d)		3,920	4,229,743
Series 2014-CR18, Class A4, 3.55%, 07/15/47		371	396,879
Series 2015-LC21, Class C, 4.34%, 07/10/48(d)		1,600	1,634,828
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		179	160,707
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.51%, 09/15/33(a)(d)		1,420	1,404,075

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)	USD	1,552	$1,539,807
Series 2013-GAM, Class E, 3.43%, 02/10/28(a)(d)		2,270	2,067,669
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,334	1,423,069
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		76	73,203
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,143,425
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(d)		630	605,970
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 12/15/31(a)(d)		3,087	3,050,836
Credit Suisse Commercial Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(d)		1,729	1,819,250
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 12/15/30(a)(d)		900	893,849
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	858,516
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.97%, 10/15/37(a)(d)		4,380	4,450,265
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(d)		710	723,555
Series 2020-NET, Class E, 3.70%, 08/15/37(a)(d)		3,580	3,546,245
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 05/15/36(a)(d)		2,600	2,603,955
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,252,357
Series 2016-C5, Class B, 4.46%, 11/15/48(d)		2,410	2,623,348
Series 2018-C14, Class C, 4.89%, 11/15/51(d)		300	329,756
Series 2018-CX12, Class A4, 4.22%, 08/15/51(d)		460	517,579
Series 2018-CX12, Class C, 4.76%, 08/15/51(d)		570	583,115
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,552,223
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		294	248,252
Series 2019-C16, Class C, 4.24%, 06/15/52(d)		2,919	2,943,979
Series 2019-C17, Class C, 3.93%, 09/15/52		3,158	3,133,157
Series 2019-C17, Class D, 2.50%, 09/15/52(a)		1,601	1,345,387
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	6,201,724
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.83%), 0.94%, 06/15/33(a)(d)		2,890	2,886,460
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(d)		1,144	926,087
Del Amo Fashion Center Trust, Series 2017- AMO, Class D, 3.64%, 06/05/35(a)(d)		962	716,146
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,537,553
Deutsche Bank UBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,707,691

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(d)	USD	1,800	$1,870,537
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(d)		3,560	3,633,314
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(d)		1,270	1,279,296
Exantas Capital Corp. Ltd., Series 2019-RSO7, Class AS, (1 mo. LIBOR US + 1.50%), 1.61%, 04/15/36(a)(d)		3,495	3,505,620
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(d)		1,190	1,219,453
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(d)		120	130,899
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(d)		1,510	1,672,924
Series 2018-KHG1, Class C, 3.81%, 12/25/27(a)(d)		4,579	3,996,524
FRESB Mortgage Trust, Series 2018-SB53, Class A10F, 3.65%, 06/25/28(d)		1,304	1,407,050
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 02/15/38(a)(d)		1,870	1,870,352
Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 2.46%, 02/15/38(a)(d)		440	440,496
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 11/21/35(a)(d)		377	375,653
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(d)		3,335	3,054,636
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	3,166,281
Series 2012-TMSQ, Class D, 3.46%, 12/10/30(a)(d)		1,210	1,100,028
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,279,456
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 06/15/38(a)(d)		1,431	1,432,498
Series 2019-SOHO, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 06/15/36(a)(d)		3,715	3,710,267
Series 2019-SOHO, Class E, (1 mo. LIBOR US + 1.87%), 1.98%, 06/15/36(a)(d)		1,723	1,636,235
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 2.61%, 11/15/37(a)(d)		320	321,539
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.81%, 11/15/37(a)(d)		200	202,305
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(d)		1,507	1,564,534
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)		140	142,399
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(d)		1,790	1,773,511
Series 2015-GC32, Class C, 4.42%, 07/10/48(d)		290	308,775
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	736,094
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		530	474,179
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		180	155,613

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2019-GSA1, Class C, 3.81%, 11/10/52(d)	USD	520	$533,021
GSCG Trust, Series 2019-600C, Class F, 3.99%, 09/06/34(a)(d)		3,090	2,957,909
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,378,605
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(d)		2,178	2,170,801
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(d)		4,179	3,886,625
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,631,973
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(d)		1,600	1,650,058
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(d)		810	820,430
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	734,504
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,668,579
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B, 4.55%, 09/15/47(d)		670	698,621
Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(d)		1,873	1,815,700
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,089,187
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.41%, 06/15/45(a)(d)		338	338,885
Series 2015-JP1, Class C, 4.73%, 01/15/49(d)		710	776,618
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(d)		647	684,660
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.01%, 06/15/32(a)(d)		560	556,646
Series 2017-JP5, Class D, 4.62%, 03/15/50(a)(d)		1,430	1,397,068
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,283,532
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	344,479
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		2,825	3,015,538
Series 2018-AON, Class D, 4.61%, 07/05/31(a)(d)		1,518	1,593,892
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(a)		1,996	2,102,437
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.71%, 09/15/29(a)(d)		2,450	2,425,351
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,798,694
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	994,555
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.27%, 07/15/36(a)(d)		2,460	2,429,911
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)(d)		4,361	4,281,277

70	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class E, 3.78%, 06/05/39(a)(d)	USD	1,384	$1,364,149
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.88%, 10/15/33(a)(d)		1,600	1,605,486
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 12/15/36(a)(d)		1,973	1,898,069
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.16%, 12/15/37(a)(d)		3,320	3,321,485
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.91%, 05/15/36(a)(d)		11,283	11,268,758
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 05/15/36(a)(d)		2,550	2,451,521
Ladder Capital Commercial Mortgage Trust
Series 2014-909, Class A, 3.39%, 05/15/31(a)		2,030	2,028,422
Series 2014-909, Class C, 3.90%, 05/15/31(a)(d)		2,560	2,557,138
Series 2014-909, Class D, 3.90%, 05/15/31(a)(d)		4,633	4,625,945
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.39%), 0.50%, 09/25/36(a)(d)		243	238,795
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.36%, 03/25/37(a)(d)		598	578,979
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 03/15/38(a)(d)		7,980	7,992,765
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.17%, 04/20/48(a)(d)		1,033	1,043,175
MAD Mortgage Trust
Series 2017-330M, Class D, 3.71%, 08/15/34(a)(d)		1,085	1,106,846
Series 2017-330M, Class E, 3.76%, 08/15/34(a)(d)		1,846	1,853,372
Manhattan West, Series 2020-1MW, Class D, 2.34%, 09/10/39(a)(d)		1,259	1,227,480
MFT Trust
Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(d)		6,719	6,460,487
Series 2020-ABC, Class D, 3.48%, 02/10/42(a)(d)		4,800	4,430,688
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,104,985
Series 2015-C23, Class D, 4.15%, 07/15/50(a)(d)		110	108,119
Series 2015-C25, Class B, 4.53%, 10/15/48(d)		2,910	3,217,456
Series 2015-C25, Class C, 4.53%, 10/15/48(d)		430	458,912
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		209	200,475
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		840	856,560

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(a)	USD	820	$820,492
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class C, 5.99%, 10/15/42(d)		248	247,148
Series 2007-T27, Class AJ, 6.02%, 06/11/42(d)		1,722	1,783,511
Series 2014-150E, Class D, 4.30%, 09/09/32(a)(d)		3,015	3,082,458
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(d)		508	484,058
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(d)		250	249,968
Series 2015-MS1, Class A4, 3.78%, 05/15/48(d)		420	460,821
Series 2015-MS1, Class C, 4.03%, 05/15/48(d)		1,000	956,553
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(d)		310	272,582
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 11/15/34(a)(d)		471	471,148
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 11/15/34(a)(d)		6,092	6,084,688
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		560	570,547
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		4,190	3,402,804
Series 2017-HR2, Class D, 2.73%, 12/15/50(b)		430	365,500
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	195,840
Series 2018-H3, Class C, 4.85%, 07/15/51(d)		420	455,983
Series 2018-H4, Class C, 5.08%, 12/15/51(d)		670	707,506
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	1,043,025
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(d)		3,305	2,889,750
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 07/15/35(a)(d)		1,410	1,409,138
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.66%, 07/15/35(a)(d)		417	411,800
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,662,273
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(d)		1,066	1,068,615
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		120	104,367
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	486,505
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.16%, 10/15/37(a)(d)		3,450	3,477,012
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(d)		1,650	1,680,353
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 06/15/35(a)(d)		753	743,952
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.46%, 06/15/35(a)(d)		646	635,998
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,455,681
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,496,907
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 2.95%, 08/18/25(a)(d)		23,760	23,829,757
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(d)		2,910	2,564,441

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)	USD	4,327	$4,419,761
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.86%, 01/15/26(a)(d)		960	969,598
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.08%, 04/14/36(a)(d)		754	754,085
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.53%, 04/14/36(a)(d)		900	899,036
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)(b)		1,590	1,572,828
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(b)		7,170	7,121,961
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.16%, 05/17/29(a)(d)	GBP	1,184	1,604,770
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(d)	USD	2,200	2,127,267
U.S.
Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(d)		1,890	1,611,902
Series 2018-USDC, Class F, 4.49%, 05/13/38(a)(d)		1,420	1,032,620
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	963,432
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.03%, 08/10/49(a)(d)		570	582,948
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)(d)		12,961	12,995,416
Velocity Commercial Capital Loan Trust Series 2014-1, Class M7, 7.94%, 09/25/44(a)(d)		2,399	2,174,391
Series 2016-1, Class M4, 8.65%, 04/25/46(a)(d)		370	382,895
Series 2016-2, Class M2, 4.46%, 10/25/46(d) .		91	91,364
Series 2016-2, Class M3, 5.50%, 10/25/46(d) .		800	806,277
Series 2016-2, Class M4, 7.23%, 10/25/46(d) .		370	376,729
Series 2017-1, Class M2, 4.45%, 05/25/47(a)(d)		410	416,368
Series 2017-1, Class M3, 5.35%, 05/25/47(a)(d)		410	422,805
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(d)		474	469,375
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(d)		286	280,802
Series 2018-1, Class M2, 4.26%, 04/25/48(a) .		315	324,662
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(d)		1,224	1,238,589
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(d)		1,163	1,174,172
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(d)		3,390	3,424,292
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		884	730,118
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.53%, 01/15/59(d)		3,225	3,223,879
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.15%, 06/15/49(a)(d)		1,830	1,850,624

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.96%, 01/15/59(d)	USD	860	$956,000
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(d)		594	510,963
Series 2017-C41, Class B, 4.19%, 11/15/50(d)		1,710	1,825,612
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(d)		1,172	927,277
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 12/13/31(a)(d)		1,508	1,483,075
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(d)		1,987	2,168,127
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	303,922
Series 2018-C45, Class C, 4.73%, 06/15/51		530	556,740
Series 2018-C48, Class B, 4.90%, 01/15/52(d)		3,612	4,127,051
Series 2019-C52, Class C, 3.56%, 08/15/52		465	454,636
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.20%, 02/15/37(a)(d)		1,530	1,438,146
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.85%, 02/15/37(a)(d)		1,300	1,189,441
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(d)		770	775,237

			748,211,597

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.00%, 07/25/56(a)(d)		3,210	455,595
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 6.72%, 02/25/38(a)(d)		13,612	4,133,095

			4,588,690

Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(d)		13,000	136,106
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.63%, 02/15/50(d)		11,850	397,171
Series 2017-BNK3, Class XD, 1.28%, 02/15/50(a)(d)		5,000	308,200
BANK
Series 2019-BN20, Class XA, 0.84%, 09/15/62(d)		11,491	675,368
Series 2019-BN20, Class XB, 0.36%, 09/15/62(d)		39,279	1,123,183
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.34%, 05/15/52(d)		9,935	893,331
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.95%, 08/10/35(a)(d)		17,427	800,426
Series 2020-C7, Class XA, 1.63%, 04/15/53(d)		8,113	863,841
Series 2020-C7, Class XB, 0.99%, 04/15/53(d)		1,596	131,069
Benchmark Mortgage Trust Series 2019-B13, Class XA, 1.13%, 08/15/57(d)		58,087	4,233,843

72	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.04%, 03/15/52(d)	USD	13,366	$906,471
Series 2020-B17, Class XB, 0.53%, 03/15/53(b)(d)		7,100	283,327
Series 2020-B20, Class XA, 1.63%, 10/15/53(d)		23,189	2,510,238
Series 2020-B21, Class XA, 1.46%, 12/17/53(d)		9,326	1,007,436
Series 2021-B23, Class XA, 1.28%, 02/15/54(d)		27,631	2,661,165
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(d)		5,497	395,484
Series 2016-C4, Class XB, 0.71%, 05/10/58(d)		5,810	196,785
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)(d)		46,500	3,276,855
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.01%, 03/10/46(d)		16,166	166,478
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(d)		150,000	541,500
Series 2015-CR25, Class XA, 0.83%, 08/10/48(d)		4,653	143,191
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(d)		3,200	317,798
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%, 11/15/50(d)		12,490	179,977
Series 2019-C16, Class XA, 1.56%, 06/15/52(d)		30,626	3,060,202
Series 2019-C17, Class XA, 1.37%, 09/15/52(d)		26,732	2,327,660
Series 2019-C17, Class XB, 0.56%, 09/15/52(d)		19,090	746,465
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(d)		21,535	483,891
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(d)		5,780	282,873
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		154,166	888,290
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class X1, 0.21%, 05/03/32(a)(d)		21,000	224,494
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%, 11/10/52(d)		14,667	866,937
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(a)(d)		37,435	4,767,279
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.83%, 09/15/47(d)		1,917	45,462
Series 2014-C23, Class XA, 0.63%, 09/15/47(d)		28,385	504,447
Series 2015-C29, Class XA, 0.65%, 05/15/48(d)		1,915	44,057
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(d)		4,940	171,846

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.51%, 04/15/46(d)	USD	4,570	$47,367
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(d)		13,040	443,450
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.17%, 02/15/36(a)(d)		3,835	252,296
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.99%, 03/10/50(a)(d).		3,230	94,695
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.21%, 12/15/47(a)(d)		4,370	170,517
Series 2015-C26, Class XD, 1.34%, 10/15/48(a)(d)		4,490	248,791
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(a)(d)		13,984	981,677
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)(d)		3,293	355,018
Series 2019-H6, Class XB, 0.72%, 06/15/52(d)		23,510	1,168,485
Series 2019-L2, Class XA, 1.03%, 03/15/52(d)		8,818	596,192
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(d)		36,697	806,967
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(a)(d)		53,230	72,393
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(b)(d)		10,646	106
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.49%, 10/15/52(d)		32,472	3,172,847
Series 2019-C18, Class XA, 1.04%, 12/15/52(d)		35,584	2,338,008
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.04%, 12/15/48(d)		2,353	94,719
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)(d)		4,420	247,122
Series 2019-C50, Class XA, 1.42%, 05/15/52(d)		24,814	2,163,729
Series 2020-C58, Class XA, 1.89%, 07/15/53(d)		17,410	2,415,885

			52,233,410

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(m)		1,554	247,306

Total Non-Agency Mortgage-Backed Securities — 5.9% (Cost: $1,246,862,973)			1,243,708,579

Preferred Securities

Capital Trusts — 0.7%

Banks — 0.3%
Banco Industrial SA, 4.88%(a)		960	984,600
Banco Mercantil del Norte SA, 6.88%(a)(l)		920	939,550
Bangkok Bank PCL, 5.00%(l)		300	315,281

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of America Corp., Series FF, 5.88%(l)	USD	10,500	$11,452,035
Bank of East Asia Ltd., 5.83%(l)		510	546,816
Burgan Bank SAK, 5.75%(l)		1,729	1,711,170
Chong Hing Bank Ltd., 5.70%(l)		250	261,406
Citigroup, Inc.
3.88%(l)		6,991	6,958,352
Series W, 4.00%(l)		18,332	18,510,737
Emirates NBD Bank PJSC
6.13%(l)		3,865	4,115,017
6.13%(l)		750	814,219
HSBC Holdings PLC, 4.70%(l)		8,040	7,919,400
Kasikornbank PCL, 5.28%(l)		400	420,625
Kookmin Bank, 4.35%(l)		1,307	1,377,660
Lehman Brothers Holdings Capital Trust VII, 5.86%(b)(g)(k)(l)		1,888	—
Nanyang Commercial Bank Ltd., 5.00%(l)		200	204,937
NBK Tier 1 Financing Ltd., 3.63%(a)(l)		3,798	3,775,174
Rizal Commercial Banking Corp., 6.50%(l)		200	207,375
Shinhan Financial Group Co. Ltd., 5.88%(l)		214	231,120
Woori Bank, 4.25%(l)		200	209,000

			60,954,474

Capital Markets — 0.4%
Bank of New York Mellon Corp.
3.70%(l)		2,900	2,983,520
Series E, (3 mo. LIBOR US + 3.42%), 3.61%(d)(l)		4,380	4,379,051
Series F, 4.63%(l)		9,722	10,256,710
Charles Schwab Corp., Series H, 4.00%(l)		12,500	12,287,500
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.78%(d)(l)		1,338	1,341,680
Series H, 5.63%(l)		19,655	20,663,301
UBS Group AG
4.38%(a)(l)		2,280	2,249,220
7.00%(a)(l)		15,350	16,860,286

			71,021,268

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., 5.60%(l)		600	527,625

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(l)		1,000	1,008,437
KDB Life Insurance Co. Ltd., 7.50%(l)		900	904,781
Tongyang Life Insurance Co. Ltd., 5.25%(l)		950	982,063

			2,895,281

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%(l)		278	282,344

Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 5.50%(l)		1,341	1,353,572

Total Preferred Securities — 0.7% (Cost: $134,744,445)			137,034,564

		Shares

Rights

Diversified Financial Services — 0.0%
Crown PropTech Acquisitions(b)		214,560	321,840

Total Rights — 0.0% (Cost: $321,840)			321,840

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	$2,068,864

Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.34%, 04/25/33(d)		1	1,368
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.61%, 01/25/25(d)		487	508,522
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.06%, 05/25/25(d)		520	530,033
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.26%, 10/25/29(d)		590	632,869
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.56%, 03/25/30(d)		1,860	1,930,139
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.56%, 12/25/42(d)		484	478,820
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.86%, 08/25/50(a)(d)		3,520	3,551,426
Series 2020-DNA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.80%), 4.82%, 10/25/50(a)(d)		990	1,027,770
Series 2020-DNA6, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 12/25/50(a)(d)		3,640	3,583,341
Series 2020-HQA5, Class B1, (Secured Overnight Financing Rate (30-day) + 4.00%), 4.02%, 11/25/50(a)(d)		2,410	2,467,320
Series 2021-DNA1, Class B1, (Secured Overnight Financing Rate (30-day) + 2.65%), 2.67%, 01/25/51(a)(d)		8,510	8,190,849
Series 2021-DNA1, Class B2, (Secured Overnight Financing Rate (30-day) + 4.75%), 4.77%, 01/25/51(a)(d)		5,220	4,871,343
Series 2021-DNA2, Class B1, (Secured Overnight Financing Rate (30-day) + 3.40%), 3.42%, 08/25/33(a)(d)		7,000	6,930,003
Series 2021-DNA2, Class B2, (Secured Overnight Financing Rate (30-day) + 6.00%), 6.02%, 08/25/33(a)(d)		6,320	6,130,699
Series 2021-HQA1, Class B1, (Secured Overnight Financing Rate (30-day) + 3.00%), 3.02%, 08/25/33(a)(d)		8,632	8,524,191
Series 2021-HQA1, Class B2, (Secured Overnight Financing Rate (30-day) + 5.00%), 5.02%, 08/25/33(a)(d)		5,189	4,879,352

			54,238,045

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(d)		648	710,982

Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		11,910	1,887,633
Series 2020-73, Class AI, 2.00%, 10/25/50		6,792	636,643
Series 2020-96, Class IB, 3.00%, 01/25/51		6,660	914,599
Series 2021-3, Class JI, 2.50%, 02/25/51		10,130	1,221,986
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49		5,483	700,299
Series 4995, Class BI, 4.50%, 06/25/50		5,411	815,022
Series 4999, Class QI, 4.00%, 05/25/50		5,634	955,761
Series 5014, Class DI, 4.00%, 09/25/50		3,931	587,191
Series 5018, Class CI, 4.50%, 10/25/50		5,429	990,067

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5020, Class IC, 2.00%, 10/25/50	USD	9,061	$1,100,207
Series 5029, Class GI, 2.00%, 10/25/50		5,128	608,856
Series 5057, Class TI, 3.00%, 11/25/50		7,999	1,280,857
Series 5082, Class IW, 3.00%, 03/25/51		7,145	950,592
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		9,400	1,243,050
Series 2020-146, Class DI, 2.50%, 10/20/50		7,350	889,540
Series 2020-151, Class MI, 2.50%, 10/20/50		38,350	4,894,359
Series 2020-175, Class DI, 2.50%, 11/20/50		2,665	350,621
Series 2020-185, Class MI, 2.50%, 12/20/50		8,839	1,235,766
Series 2021-15, Class GI, 3.50%, 01/20/51		5,361	760,621

			22,023,670

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K099, Class X1, 0.89%, 09/25/29(d)		15,478	1,014,717
Series K110, Class X1, 1.70%, 04/25/30(d)		8,481	1,093,149
Series K111, Class X1, 1.57%, 05/25/30(d)		20,321	2,494,637
Series K121, Class X1, 1.03%, 10/25/30(d)		13,893	1,145,943
Series K122, Class X1, 0.88%, 11/25/30(d)		12,645	913,945
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	625,057
Series KW09, Class X1, 0.80%, 05/25/29(d)		36,910	1,991,357
Ginnie Mae
Series 2012-23, Class IO, 0.18%, 06/16/53(d)		1,634	10,232
Series 2013-191, Class IO, 0.68%, 11/16/53(d)		2,494	49,616
Series 2013-30, Class IO, 0.65%, 09/16/53(d)		8,044	166,709
Series 2013-63, Class IO, 0.76%, 09/16/51(d)		10,582	309,872
Series 2013-78, Class IO, 0.57%, 10/16/54(d)		8,208	172,347
Series 2015-173, Class IO, 0.77%, 09/16/55(d)		4,431	162,317
Series 2015-22, Class IO, 0.60%, 03/16/55(d)		6,544	193,319
Series 2015-37, Class IO, 0.70%, 10/16/56(d)		1,195	47,525
Series 2015-48, Class IO, 0.62%, 02/16/50(d)		4,155	131,459
Series 2016-110, Class IO, 0.95%, 05/16/58(d)		4,084	228,208
Series 2016-113, Class IO, 1.15%, 02/16/58(d)		5,991	411,235
Series 2016-125, Class IO, 0.95%, 12/16/57(d)		6,171	343,368
Series 2016-128, Class IO, 0.87%, 09/16/56(d)		8,912	486,147
Series 2016-152, Class IO, 0.80%, 08/15/58(d)		6,234	342,127
Series 2016-165, Class IO, 0.88%, 12/16/57(d)		3,093	172,719
Series 2016-26, Class IO, 0.79%, 02/16/58(d)		22,200	945,573
Series 2016-36, Class IO, 0.81%, 08/16/57(d)		1,931	87,672
Series 2016-92, Class IO, 0.84%, 04/16/58(d)		3,154	151,856
Series 2016-96, Class IO, 0.90%, 12/16/57(d)		7,005	372,807

			14,063,913

Security		Par (000)	Value

Mortgage-Backed Securities — 58.5%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 03/01/32	USD	11,900	$12,241,063
2.50%, 09/01/27 - 12/01/50		142,641	149,400,567
3.00%, 04/01/28 - 08/01/50(q)		394,249	414,726,955
3.50%, 08/01/28 - 08/01/50		102,830	111,219,485
4.00%, 08/01/31 - 09/01/50		52,490	57,470,497
4.50%, 02/01/25 - 02/01/50		293,932	327,707,602
5.00%, 11/01/32 - 06/01/45		19,257	22,226,250
5.50%, 12/01/32 - 04/01/41		16,763	19,494,296
6.00%, 02/01/34 - 06/01/41		9,933	11,546,521
6.50%, 05/01/40		2,039	2,416,326
Freddie Mac Mortgage-Backed Securities
2.50%, 04/01/27 - 04/01/31		15,518	16,259,305
3.00%, 09/01/27 - 09/01/50		391,003	414,240,752
3.50%, 09/01/30 - 08/01/50		308,679	333,867,976
4.00%, 08/01/40 - 06/01/50		139,755	154,079,278
4.50%, 02/01/39 - 10/01/50		154,189	169,956,191
5.00%, 07/01/35 - 11/01/41		7,087	8,207,194
5.50%, 02/01/35 - 06/01/41		2,278	2,670,841
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/51(r)		214,446	216,523,448
2.50%, 04/15/51(r)		246,423	254,258,483
3.00%, 12/20/44 - 04/15/51(r)		592,465	617,397,096
3.50%, 01/15/42 - 04/15/51(r)		297,259	316,102,659
4.00%, 04/20/39 - 04/15/51(r)		148,869	159,891,510
4.50%, 12/20/39 - 04/15/51(r)		62,481	68,068,441
5.00%, 04/15/33 - 04/15/51(r)		35,927	39,617,362
Uniform Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/51(r)		820,449	796,094,269
2.00%, 04/01/36 - 04/01/51(r)		3,105,152	3,105,665,973
2.50%, 04/01/36 - 04/01/51(r)		2,925,813	2,999,439,239
3.00%, 04/01/36 - 04/01/51(r)		608,062	634,182,418
3.50%, 04/01/36 - 04/01/51(r)		247,378	261,418,050
4.00%, 04/01/36 - 04/01/51(r)		513,802	551,218,011
4.50%, 04/01/51(r)		14,400	15,675,750
5.00%, 04/01/51(r)		42,159	46,705,091

			12,309,988,899

Total U.S. Government Sponsored Agency Securities — 58.9% (Cost: $12,416,397,225)			12,403,094,373

U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	14,910,846
3.88%, 08/15/40		10,812	13,632,412
4.25%, 11/15/40		10,812	14,304,783
1.88%, 02/15/41 - 02/15/51		60,923	55,733,137
2.50%, 02/15/45		88,094	89,931,586
2.75%, 11/15/47		88,610	94,740,012
3.00%, 02/15/48(q)		88,094	98,751,309
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/31(s)		282,557	304,141,994
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29(e)		253,010	259,254,238
0.50%, 03/15/23 - 05/31/27		436,195	430,335,379
0.25%, 04/15/23		167,495	167,737,082
1.50%, 10/31/24 - 02/15/30		85,515	86,972,983
2.25%, 11/15/24 - 08/15/27		147,346	156,338,412
0.38%, 04/30/25		181,142	178,870,650
0.63%, 03/31/27		60,677	58,664,704

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.25%, 11/15/24 - 08/15/27	USD	147,346	$156,338,412
2.38%, 05/15/27		20,160	21,546,787
1.63%, 08/15/29		31,559	31,671,183

Total U.S. Treasury Obligations — 9.9% (Cost: $2,176,109,245)			2,077,537,497

		Shares

Warrants(g)

Diversified Financial Services — 0.0%
Climate Change Crisis Real Impact I Acquisition Corp. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)		118,340	385,788
Decarbonization Plus Acquisition Corp. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)		196,188	366,872
dMY Technology Group, Inc. II (Issued/Exercisable 09/25/20, 1 Share for 1 Warrant, Expires 07/29/27, Strike Price USD 11.50)		319,200	1,342,555
Dragoneer Growth Opportunities Corp. (Issued/Exercisable 08/14/20, 1 Share for 1 Warrant, Expires 08/14/25, Strike Price USD 11.50)		53,462	85,005
Jaws Acquisition Corp. (Issued/Exercisable 07/06/20, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)		98,960	314,693
KINS Technology Group, Inc. (Issued/Exercisable 10/31/25, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(b)		469,648	380,415
Lakestar Spac I SE (Issued/Exercisable 02/22/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price EUR 0.00)		35,820	44,106
Rotor Acquisition Corp. (Issued/Exercisable 01/31/26, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)(b)		78,620	78,620
Tortoise Acquisition Corp. II (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)		121,900	398,613
TPG Pace Beneficial Finance Corp. (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)		52,890	395,088

			3,791,755

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 10/27/24, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)		4,466	20,320
Chesapeake Energy Corp. (Issued/Exercisable 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 36.18)		7,534	126,571
SM Energy Co. (Issued/Exercisable 06/30/23, 1 Share for 1 Warrant, Expires 06/30/23, Strike Price USD 0.01)		51,102	836,029

			982,920

Security		Shares	Value

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/15/24, Strike Price USD 11.50)		8,280	$1,408

Total Warrants — 0.0% (Cost: $12,155,835)			4,776,083

Total Long-Term Investments — 134.7% (Cost: $28,326,182,676)			28,369,532,902

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(p)(t)		1,842,635,593	1,842,635,593
SL Liquidity Series, LLC, Money Market Series, 0.16%(p)(t)(u)		166,017,227	166,056,420

Total Short-Term Securities — 9.6% (Cost: $2,008,692,013)			2,008,692,013

Options Purchased — 0.8%

(Cost: $56,979,711)			160,218,377

Total Investments Before Options Written and TBA Sale Commitments — 145.1% (Cost: $30,391,854,400)			30,538,443,292

		Par (000)

TBA Sale Commitments(r)

Mortgage-Backed Securities — (33.3)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 04/15/51	USD	13,761	(14,335,629)
3.50%, 04/15/51		2,967	(3,130,881)
4.00%, 04/15/51		2,836	(3,027,430)
4.50%, 04/15/51		2,671	(2,888,854)
Uniform Mortgage-Backed Securities
1.50%, 04/01/51		1,332,515	(1,286,366,678)
2.00%, 04/01/36 - 04/01/51		2,998,057	(2,993,635,936)
2.50%, 04/01/36 - 04/01/51		1,808,430	(1,855,011,345)
3.00%, 04/01/36 - 04/01/51		536,206	(558,575,397)
3.50%, 04/01/51		22,212	(23,464,028)
4.00%, 04/01/36 - 04/01/51		225,695	(242,110,430)
4.50%, 04/01/51		19,795	(21,548,713)

Total TBA Sale Commitments — (33.3)% (Proceeds: $(7,054,477,396))			(7,004,095,321)

Options Written — (0.5)% (Premiums Received: $(37,897,867))			(102,183,528)

Total Investments Net of Options Written and TBA Sale Commitments — 111.3% (Cost: $23,299,479,137)			23,432,164,443

Liabilities in Excess of Other Assets — (11.3)%			(2,375,431,309)

Net Assets — 100.0%			$21,056,733,134

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

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Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $11,632,956, representing 0.1% of its net assets as of period end, and an original cost of $12,949,329.

(g)	Non-income producing security.
(h)	All or a portion of this security is on loan.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Zero-coupon bond.
(n)	Issuer is a U.S. branch of a foreign domiciled bank.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Master Portfolio.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value at 03/31/21	Par/Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Capital Finance LP, Series 1997- R2, Class AP	$3,188	$—		$—	$		—	$(333)	$2,855	3,373	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	178,500,805	1,664,134,788	(a)	—		—		—	1,842,635,593	1,842,635,593	83,419		—
iShares 0-5 Year High Yield Corporate Bond ETF(b)	—	345,143		(347,921)		2,778		—	—	—	3,316		—
iShares iBoxx High Yield Corporate Bond ETF(b)	127,840,947	98,729,420		(235,133,109)		7,937,077		625,665	—	—	4,174,834		—
SL Liquidity Series, LLC, Money Market Series	56,783,936	109,292,919	(a)	—		(20,490)		55	166,056,420	166,017,227	306,403	(c)	—

						$7,919,365		$625,387	$2,008,694,868		$4,567,972		$—

(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Bobl	4,913	06/08/21	$778,260	$218,239
Euro-Bund	383	06/08/21	76,929	(259,951)
NASDAQ 100 E-Mini Index	2	06/18/21	524	15,020
U.S. Treasury Bonds (30 Year)	5,841	06/21/21	904,442	(12,614,725)
U.S. Treasury Notes (10 Year)	4,289	06/21/21	562,060	(3,815,432)
U.S. Ultra Treasury Bonds	5,658	06/21/21	1,029,049	(39,399,369)
U.S. Treasury Notes (2 Year)	5,469	06/30/21	1,207,239	(940,892)
U.S. Treasury Notes (5 Year)	10,024	06/30/21	1,237,494	(6,437,576)
Canadian Bankers Acceptance	2,055	06/13/22	406,192	(191,677)
Canadian Bankers Acceptance	1,842	09/19/22	363,449	(507,572)
Euro Dollar	150	09/18/23	37,116	(3,979)
Three Month Sterling	1,522	12/20/23	260,482	(101,866)

				(64,039,780)

Short Contracts
Euro-BTP Italian Government Bond	206	06/08/21	36,070	139,982
Euro-Buxl	1,264	06/08/21	305,412	1,735,808
Euro-OAT	40	06/08/21	7,597	11,843
Canadian Bankers Acceptance	2,055	06/14/21	406,949	(135,391)
Japanese 10-Year Bonds	38	06/14/21	51,877	(34,299)
E-Mini S&P 500 Index	965	06/18/21	191,427	(978,931)
Canadian Government Bonds (10 Year)	503	06/21/21	55,543	517,721
Canadian Government Bonds (5 Year)	105	06/21/21	10,517	(25,494)
U.S. Ultra Treasury Notes (10 Year)	11,139	06/21/21	1,602,624	28,296,546
10 Year U.K. Gilt	2,006	06/28/21	352,847	1,808,994
Canadian Bankers Acceptance	1,842	09/13/21	364,695	(85,912)
Euro Dollar	12,804	09/16/24	3,145,943	11,048,389
Three Month Sterling	1,522	12/18/24	259,813	187,036

				42,486,292

				$(21,553,488)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	12,075,291	USD	2,083,000	UBS AG	04/05/21	$ 61,688
USD	2,076,000	BRL	11,488,584	Citibank N.A.	04/05/21	35,517
USD	2,076,000	BRL	11,488,584	Citibank N.A.	04/05/21	35,517
USD	4,151,000	BRL	22,571,478	Citibank N.A.	04/05/21	142,088
USD	4,239,000	BRL	23,049,986	Citibank N.A.	04/05/21	145,100
USD	2,083,000	BRL	11,544,194	Citibank N.A.	04/05/21	32,640
USD	1,038,000	COP	3,765,864,000	BNP Paribas S.A.	04/05/21	9,623
USD	2,076,000	COP	7,531,728,000	BNP Paribas S.A.	04/05/21	19,247
USD	4,184,000	RUB	314,092,880	BNP Paribas S.A.	04/05/21	32,624
USD	2,093,000	RUB	156,765,700	Citibank N.A.	04/05/21	21,023
USD	3,139,000	RUB	235,111,100	Citibank N.A.	04/05/21	31,529
CAD	37,522,163	USD	29,745,099	JPMorgan Chase Bank N.A.	04/12/21	113,355
GBP	21,598,415	USD	29,745,099	JPMorgan Chase Bank N.A.	04/12/21	31,685
USD	29,745,099	AUD	39,052,783	Deutsche Bank AG	04/12/21	80,527
USD	26,026,962	AUD	34,171,186	Deutsche Bank AG	04/12/21	70,461
USD	29,745,099	EUR	25,305,674	Deutsche Bank AG	04/12/21	61,749
USD	26,026,962	EUR	22,142,465	Deutsche Bank AG	04/12/21	54,030
USD	29,745,099	GBP	21,558,934	Deutsche Bank AG	04/12/21	22,745
USD	26,026,962	GBP	18,864,068	Deutsche Bank AG	04/12/21	19,902
EUR	2,650,000	JPY	341,434,771	Barclays Bank PLC	04/14/21	24,461

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	2,650,000	JPY	341,434,771	Barclays Bank PLC	04/14/21	$24,461
JPY	344,480,310	EUR	2,650,000	JPMorgan Chase Bank N.A.	04/14/21	3,049
JPY	344,480,310	EUR	2,650,000	JPMorgan Chase Bank N.A.	04/14/21	3,049
MXN	108,521,624	USD	5,264,000	Citibank N.A.	04/14/21	37,346
RUB	239,222,160	USD	3,132,000	Bank of America N.A.	04/14/21	26,054
USD	3,559,854	MXN	72,784,063	HSBC Bank PLC	04/14/21	4,309
USD	614,146	MXN	12,560,470	JPMorgan Chase Bank N.A.	04/14/21	560
USD	2,074,000	RUB	153,144,160	Citibank N.A.	04/14/21	52,291
USD	2,100,000	RUB	155,295,000	JPMorgan Chase Bank N.A.	04/14/21	49,897
USD	2,087,000	ZAR	30,826,879	Citibank N.A.	04/14/21	2,451
USD	398,000	ZAR	5,883,232	Morgan Stanley & Co. International PLC	04/14/21	169
ZAR	77,669,946	USD	5,220,000	Bank of America N.A.	04/14/21	32,130
ZAR	93,999,688	USD	6,250,000	Bank of America N.A.	04/14/21	106,366
ZAR	63,198,056	USD	4,211,000	BNP Paribas S.A.	04/14/21	62,524
ZAR	104,710,545	USD	7,060,000	Citibank N.A.	04/14/21	20,646
MXN	9,447,284	USD	455,672	Bank of America N.A.	04/15/21	5,783
MXN	54,885,895	USD	2,655,328	Citibank N.A.	04/15/21	25,590
MXN	86,111,637	USD	4,166,000	Citibank N.A.	04/15/21	40,148
RUB	237,344,412	USD	3,111,000	BNP Paribas S.A.	04/15/21	21,852
USD	7,037,517	EUR	5,873,000	Barclays Bank PLC	04/15/21	148,107
USD	3,787,773	EUR	3,161,000	Barclays Bank PLC	04/15/21	79,715
USD	2,064,155	RUB	153,139,659	BNP Paribas S.A.	04/15/21	42,772
USD	2,368,633	RUB	175,728,882	BNP Paribas S.A.	04/15/21	49,081
USD	1,376,831	RUB	102,188,397	Citibank N.A.	04/15/21	27,985
USD	1,199,845	RUB	89,052,496	Citibank N.A.	04/15/21	24,387
USD	2,088,000	TRY	15,610,759	Bank of America N.A.	04/15/21	219,245
USD	3,810,000	TRY	28,956,000	Citibank N.A.	04/15/21	343,693
ZAR	62,561,092	USD	4,168,000	UBS AG	04/15/21	61,875
BRL	5,815,499	USD	1,023,495	Deutsche Bank AG	05/04/21	7,553
BRL	11,735,248	USD	2,062,905	Morgan Stanley & Co. International PLC	05/04/21	17,673
RUB	128,834,594	USD	1,685,214	Credit Suisse International	05/19/21	8,176
RUB	129,589,238	USD	1,691,037	Credit Suisse International	05/19/21	12,272
RUB	172,628,720	USD	2,259,331	HSBC Bank PLC	05/19/21	9,685
RUB	256,915,755	USD	3,360,177	Morgan Stanley & Co. International PLC	05/19/21	16,700
RUB	129,589,238	USD	1,689,031	Morgan Stanley & Co. International PLC	05/19/21	14,277
USD	1,783,507	RUB	132,684,034	Bank of America N.A.	05/19/21	39,521
USD	43,575,603	RUB	3,242,351,689	Citibank N.A.	05/19/21	958,437
USD	1,768,995	RUB	131,867,987	HSBC Bank PLC	05/19/21	35,735
USD	1,784,416	RUB	132,803,339	HSBC Bank PLC	05/19/21	38,861
USD	3,564,330	RUB	265,487,373	HSBC Bank PLC	05/19/21	74,789
USD	3,562,944	RUB	265,368,068	HSBC Bank PLC	05/19/21	74,971
USD	1,782,370	RUB	132,624,381	HSBC Bank PLC	05/19/21	39,168
USD	2,123,091	RUB	157,644,818	HSBC Bank PLC	05/19/21	51,022
IDR	77,449,000,000	USD	5,304,726	HSBC Bank PLC	05/24/21	5,080
USD	127,213,072	CNH	826,344,310	HSBC Bank PLC	05/24/21	1,852,289
USD	258,280	EUR	212,208	Bank of America N.A.	05/24/21	9,139
USD	2,425,557	EUR	2,003,989	Morgan Stanley & Co. International PLC	05/24/21	72,790
USD	5,974,231	IDR	86,847,997,508	Barclays Bank PLC	05/24/21	20,042
USD	23,691,985	IDR	337,089,555,370	JPMorgan Chase Bank N.A.	05/24/21	581,549
MXN	131,901,375	USD	6,139,031	Citibank N.A.	05/26/21	274,304
MXN	105,799,075	USD	4,946,843	HSBC Bank PLC	05/26/21	197,341
GBP	30,013,548	EUR	35,010,000	BNP Paribas S.A.	06/16/21	262,953
GBP	22,893,241	EUR	26,510,000	BNP Paribas S.A.	06/16/21	428,862
GBP	30,444,458	EUR	35,650,000	BNP Paribas S.A.	06/16/21	105,388
GBP	10,495,000	USD	14,456,170	UBS AG	06/16/21	15,700
USD	2,934,128	AUD	3,785,000	Barclays Bank PLC	06/16/21	58,275
USD	13,021,309	CAD	16,243,000	BNP Paribas S.A.	06/16/21	94,981
USD	277,160	CNH	1,819,112	Bank of America N.A.	06/16/21	1,671
USD	276,345	CNH	1,815,000	BNP Paribas S.A.	06/16/21	1,478
USD	329,892,239	CNH	2,177,123,830	Standard Chartered Bank	06/16/21	185,016
USD	77,743,576	CNH	513,068,730	Standard Chartered Bank	06/16/21	43,602
USD	4,420,522	EUR	3,707,621	Bank of America N.A.	06/16/21	65,457

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	38,149,518	EUR	32,010,000	Bank of America N.A.	06/16/21	$549,765
USD	39,625,195	EUR	33,608,016	Bank of America N.A.	06/16/21	148,372
USD	6,219,570	EUR	5,182,000	Bank of Montreal	06/16/21	132,662
USD	2,179,623	EUR	1,842,000	Bank of Montreal	06/16/21	15,964
USD	2,098,820	EUR	1,781,000	Bank of Montreal	06/16/21	6,812
USD	5,113,077	EUR	4,274,000	Barclays Bank PLC	06/16/21	92,729
USD	229,434,474	EUR	192,550,000	BNP Paribas S.A.	06/16/21	3,260,389
USD	41,327,211	EUR	34,587,000	BNP Paribas S.A.	06/16/21	700,449
USD	11,809,293	EUR	9,905,000	Citibank N.A.	06/16/21	174,630
USD	6,719,945	EUR	5,623,000	JPMorgan Chase Bank N.A.	06/16/21	115,027
USD	26,035,400	EUR	21,975,000	JPMorgan Chase Bank N.A.	06/16/21	223,011
USD	2,147,670	EUR	1,807,000	State Street Bank and Trust Co.	06/16/21	25,123
USD	17,905,281	EUR	14,906,000	State Street Bank and Trust Co.	06/16/21	396,318
USD	3,446,912	EUR	2,890,000	UBS AG	06/16/21	52,245
USD	2,587,385	HKD	20,084,449	HSBC Bank PLC	06/16/21	3,408
USD	4,412,244	JPY	479,779,000	Bank of New York Mellon	06/16/21	76,014
USD	5,360,000	JPY	584,630,744	JPMorgan Chase Bank N.A.	06/16/21	76,123
USD	2,651,319	JPY	288,419,026	Morgan Stanley & Co. International PLC	06/16/21	44,596
USD	16,669,941	JPY	1,816,408,000	Morgan Stanley & Co. International PLC	06/16/21	253,295

						14,582,735

BRL	12,068,973	USD	2,163,000	BNP Paribas S.A.	04/05/21	(19,434)
BRL	22,798,632	USD	4,152,000	Citibank N.A.	04/05/21	(102,743)
BRL	17,490,595	USD	3,126,000	Citibank N.A.	04/05/21	(19,502)
BRL	17,242,025	USD	3,101,000	Deutsche Bank AG	04/05/21	(38,650)
COP	7,515,120,000	USD	2,076,000	JPMorgan Chase Bank N.A.	04/05/21	(23,782)
COP	3,757,560,000	USD	1,038,000	JPMorgan Chase Bank N.A.	04/05/21	(11,891)
RUB	231,877,930	USD	3,139,000	UBS AG	04/05/21	(74,262)
RUB	231,877,930	USD	3,139,000	UBS AG	04/05/21	(74,262)
RUB	229,094,040	USD	3,111,000	UBS AG	04/05/21	(83,057)
RUB	229,094,040	USD	3,111,000	UBS AG	04/05/21	(83,057)
USD	1,045,000	COP	3,841,420,000	Citibank N.A.	04/05/21	(4,009)
USD	2,090,000	COP	7,682,840,000	Citibank N.A.	04/05/21	(8,019)
USD	3,111,000	RUB	237,058,200	BNP Paribas S.A.	04/05/21	(22,206)
AUD	38,983,227	USD	29,745,099	JPMorgan Chase Bank N.A.	04/12/21	(133,362)
EUR	25,278,469	USD	29,745,099	Deutsche Bank AG	04/12/21	(93,659)
USD	29,745,099	CAD	37,385,038	Deutsche Bank AG	04/12/21	(4,237)
USD	26,026,962	CAD	32,711,909	Deutsche Bank AG	04/12/21	(3,707)
CLP	2,242,941,060	USD	3,139,000	Deutsche Bank AG	04/14/21	(25,382)
CLP	2,242,941,060	USD	3,139,000	Deutsche Bank AG	04/14/21	(25,382)
MXN	85,129,148	USD	4,174,000	Citibank N.A.	04/14/21	(15,391)
MXN	63,857,058	USD	3,131,000	Citibank N.A.	04/14/21	(11,545)
MXN	63,857,058	USD	3,131,000	Citibank N.A.	04/14/21	(11,545)
MXN	42,498,319	USD	2,085,500	Citibank N.A.	04/14/21	(9,432)
MXN	42,631,201	USD	2,085,500	Deutsche Bank AG	04/14/21	(2,940)
RUB	310,044,720	USD	4,174,000	Bank of America N.A.	04/14/21	(80,993)
USD	2,714,000	MXN	56,194,727	Citibank N.A.	04/14/21	(31,146)
USD	3,131,000	MXN	64,146,363	Morgan Stanley & Co. International PLC	04/14/21	(2,588)
USD	3,131,000	MXN	64,146,363	Morgan Stanley & Co. International PLC	04/14/21	(2,588)
USD	2,085,500	MXN	43,702,614	Morgan Stanley & Co. International PLC	04/14/21	(49,399)
USD	3,154,000	MXN	65,498,468	Morgan Stanley & Co. International PLC	04/14/21	(45,639)
USD	3,132,000	RUB	238,877,640	BNP Paribas S.A.	04/14/21	(21,506)
USD	18,400,272	ZAR	274,135,036	BNP Paribas S.A.	04/14/21	(137,051)
USD	5,232,000	ZAR	78,027,432	BNP Paribas S.A.	04/14/21	(44,304)
USD	2,070,000	ZAR	30,832,973	Citibank N.A.	04/14/21	(14,961)
USD	4,180,000	ZAR	62,261,355	Citibank N.A.	04/14/21	(30,184)
USD	4,205,000	ZAR	63,074,521	Deutsche Bank AG	04/14/21	(60,171)
USD	2,103,000	ZAR	31,413,117	Deutsche Bank AG	04/14/21	(21,191)
USD	2,093,000	ZAR	31,413,621	UBS AG	04/14/21	(31,225)
USD	2,093,000	ZAR	31,413,621	UBS AG	04/14/21	(31,225)
USD	4,176,000	ZAR	62,267,467	UBS AG	04/14/21	(34,597)
EUR	2,642,000	USD	3,130,829	Barclays Bank PLC	04/15/21	(31,592)

80	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	2,642,000	USD	3,130,829	Barclays Bank PLC	04/15/21	$(31,592)
EUR	3,487,000	USD	4,173,299	HSBC Bank PLC	04/15/21	(82,822)
EUR	3,487,000	USD	4,173,299	HSBC Bank PLC	04/15/21	(82,822)
RUB	46,700,484	USD	634,464	JPMorgan Chase Bank N.A.	04/15/21	(18,036)
RUB	242,238,004	USD	3,291,000	JPMorgan Chase Bank N.A.	04/15/21	(93,554)
TRY	22,874,283	USD	3,119,660	Morgan Stanley & Co. International PLC	04/15/21	(381,392)
USD	5,564,328	MXN	115,363,215	Bank of America N.A.	04/15/21	(70,622)
USD	3,111,000	MXN	65,031,411	HSBC Bank PLC	04/15/21	(65,479)
USD	3,111,000	MXN	65,031,411	HSBC Bank PLC	04/15/21	(65,479)
KZT	541,216,684	USD	1,270,760	Citibank N.A.	04/20/21	(6,326)
USD	446,000	TRY	3,793,676	BNP Paribas S.A.	04/26/21	(4,331)
USD	446,000	TRY	3,773,160	JPMorgan Chase Bank N.A.	04/26/21	(1,896)
USD	2,104,000	BRL	11,951,562	Citibank N.A.	05/04/21	(14,929)
USD	2,083,000	BRL	12,092,294	UBS AG	05/04/21	(60,880)
RUB	275,637,000	USD	3,654,694	BNP Paribas S.A.	05/19/21	(31,747)
RUB	125,942,463	USD	1,657,116	Citibank N.A.	05/19/21	(1,740)
RUB	130,207,900	USD	1,726,781	Credit Suisse International	05/19/21	(15,340)
RUB	75,013,400	USD	993,489	Credit Suisse International	05/19/21	(7,520)
RUB	133,066,274	USD	1,750,596	HSBC Bank PLC	05/19/21	(1,585)
RUB	189,093,800	USD	2,493,062	HSBC Bank PLC	05/19/21	(7,631)
RUB	305,077,179	USD	4,092,249	Morgan Stanley & Co. International PLC	05/19/21	(82,343)
RUB	130,691,527	USD	1,749,505	Morgan Stanley & Co. International PLC	05/19/21	(31,708)
IDR	65,648,180,358	USD	4,514,695	Goldman Sachs International	05/24/21	(13,938)
USD	6,408,275	MXN	133,354,835	Barclays Bank PLC	05/26/21	(75,730)
USD	5,066,846	MXN	104,345,615	UBS AG	05/26/21	(6,667)
USD	5,222,000	INR	387,054,640	JPMorgan Chase Bank N.A.	06/09/21	(22,465)
EUR	26,510,000	GBP	22,783,092	BNP Paribas S.A.	06/16/21	(276,974)
EUR	35,010,000	GBP	30,019,150	Citibank N.A.	06/16/21	(270,677)
EUR	4,666,000	USD	5,555,600	Bank of America N.A.	06/16/21	(74,799)
EUR	33,280,000	USD	39,522,276	Citibank N.A.	06/16/21	(430,749)
EUR	34,900,000	USD	41,597,233	Citibank N.A.	06/16/21	(602,813)
EUR	800,000	USD	954,330	Deutsche Bank AG	06/16/21	(14,630)
EUR	35,535,000	USD	42,394,232	JPMorgan Chase Bank N.A.	06/16/21	(653,925)
EUR	40,210,000	USD	48,130,284	JPMorgan Chase Bank N.A.	06/16/21	(898,605)
JPY	1,007,559,907	USD	9,240,000	JPMorgan Chase Bank N.A.	06/16/21	(133,701)
USD	21,260,150	EUR	18,100,000	HSBC Bank PLC	06/16/21	(567)
USD	557,192	SGD	750,000	Goldman Sachs International	06/16/21	(150)
USD	4,205,000	IDR	62,023,750,000	Morgan Stanley & Co. International PLC	07/01/21	(36,287)

						(6,244,267)

						$8,338,468

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
Advanced Micro Devices, Inc.	175	04/01/21	USD	84.50	USD	1,374	$438
Advanced Micro Devices, Inc.	160	04/16/21	USD	84.00	USD	1,256	9,520
Sabre Corp.	100	04/16/21	USD	18.00	USD	148	800
Walt Disney Co.	115	04/16/21	USD	200.00	USD	2,122	9,775
Western Digital Corp.	125	04/16/21	USD	85.00	USD	834	1,938
Western Digital Corp.	240	04/16/21	USD	70.00	USD	1,602	39,840
Invesco QQQ Trust, Series 1 ETF	2,190	04/30/21	USD	330.00	USD	69,889	683,280
Amazon.com, Inc.	109	05/21/21	USD	3,300.00	USD	33,725	600,917
Invesco QQQ Trust, Series 1 ETF	1,093	05/21/21	USD	330.00	USD	34,881	592,406
U.S. Treasury Long-Term Bonds Futures	107	05/21/21	USD	157.00	USD	16,568	128,734

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Western Digital Corp.	125	05/21/21	USD	95.00	USD	834	$5,875
Caesars Entertainment, Inc.	1,160	06/18/21	USD	70.00	USD	10,144	2,375,100

							4,448,623

Put
iShares iBoxx High Yield Corporate Bond ETF	200	04/01/21	USD	85.00	USD	1,744	1,400
iShares iBoxx High Yield Corporate Bond ETF	400	04/01/21	USD	85.50	USD	3,487	1,200
U.S. Treasury 10-Year Notes Futures	997	04/02/21	USD	131.00	USD	130,654	280,406
Industrial Select Sector SPDR Fund	100	04/16/21	USD	90.00	USD	985	7,550
Invesco QQQ Trust, Series 1 ETF	1,636	04/16/21	USD	305.00	USD	52,210	320,656
iShares iBoxx High Yield Corporate Bond ETF	200	04/16/21	USD	86.00	USD	1,744	5,100
iShares iBoxx High Yield Corporate Bond ETF	250	04/16/21	USD	85.50	USD	2,179	4,500
iShares Russell 2000 ETF	200	04/16/21	USD	205.00	USD	4,419	29,400
NRG Energy, Inc.	75	04/16/21	USD	30.00	USD	283	563
Pitney Bowes, Inc.	252	04/16/21	USD	7.00	USD	208	1,890
SPDR Bloomberg Barclays High Yield Bond ETF	250	04/16/21	USD	106.00	USD	2,720	4,375
SPDR Bloomberg Barclays High Yield Bond ETF	400	04/16/21	USD	105.00	USD	4,352	7,000
U.S. Treasury 10-Year Notes Futures	15	04/23/21	USD	131.50	USD	1,966	14,297
Euro Dollar (3 Year) Mid-Curve	24,355	06/11/21	USD	99.25	USD	5,994,374	49,623,313
Pitney Bowes, Inc.	121	07/16/21	USD	7.00	USD	100	8,168
Euro Dollar (1 Year) Mid-Curve	73,003	09/10/21	USD	99.75	USD	18,183,222	26,463,588
Euro Dollar (2 Year) Mid-Curve	46,948	09/10/21	USD	99.38	USD	11,616,696	51,936,225
Euro Dollar (1 Year) Mid-Curve	2,182	12/10/21	USD	99.50	USD	542,800	763,700
Euro Dollar (1 Year) Mid-Curve	21,131	12/10/21	USD	99.38	USD	5,256,600	5,282,750

							134,756,081

							$139,204,704

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range			Notional Amount (000)	Value

Call
EUR Currency	One-Touch	BNP Paribas S.A.	—	06/28/21	USD	1.25	USD	1.25	EUR	12,870	$405,676

Put
USD Currency	Down-and-Out	Deutsche Bank AG	—	04/20/21	BRL	5.48	BRL	5.24	USD	12,512	30,534
USD Currency	Down-and-Out	Bank of America N.A.	—	04/21/21	RUB	73.75	RUB	71.60	USD	16,684	21,590
USD Currency	Down-and-Out	Goldman Sachs International	—	04/21/21	MXN	20.10	MXN	19.45	USD	10,428	23,186
USD Currency	Down-and-Out	BNP Paribas S.A.	—	04/29/21	RUB	75.00	RUB	72.60	USD	7,350	18,594
EUR Currency	One-Touch	Bank of America N.A.	—	05/06/21	USD	1.16	USD	1.16	EUR	10,243	2,037,619
EUR Currency	One-Touch	BNP Paribas S.A.	—	05/28/21	PLN	4.25	PLN	4.25	EUR	3,730	9,757
EUR Currency	One-Touch	BNP Paribas S.A.	—	05/28/21	HUF	340.00	HUF	340.00	EUR	4,000	32,591

											2,173,871

											$2,579,547

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
USD Currency	Citibank N.A.	—	04/08/21	ZAR	15.60	USD	8,318	$5,205
USD Currency	JPMorgan Chase Bank N.A.	—	04/08/21	ZAR	15.70	USD	7,278	3,405
USD Currency	Citibank N.A.	—	04/15/21	JPY	110.00	USD	42,470	383,109
USD Currency	Morgan Stanley & Co. International PLC	—	04/15/21	BRL	5.55	USD	3,086	72,626
USD Currency	JPMorgan Chase Bank N.A.	—	04/29/21	CLP	760.00	USD	10,441	24,760
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/21	CLP	730.00	USD	20,882	197,729
USD Currency	Morgan Stanley & Co. International PLC	—	05/06/21	MXN	22.00	USD	6,238	21,519

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

EUR Currency	Bank of America N.A.	—	06/09/21	USD	1.23	EUR	174,930	$177,926
EUR Currency	BNP Paribas S.A.	—	06/18/21	USD	1.23	EUR	175,800	232,276
USD Currency	Citibank N.A.	—	08/10/21	JPY	110.00	USD	57,760	1,077,691
USD Currency	Bank of America N.A.	—	01/12/22	JPY	111.00	USD	74,420	1,544,911

								3,741,157

Put
EUR Currency	Citibank N.A.	—	04/07/21	USD	1.19	EUR	23,258	299,362
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/21	USD	1.19	EUR	11,699	150,582
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/21	JPY	128.50	EUR	14,018	10,168
EUR Currency	Bank of America N.A.	—	04/08/21	USD	1.17	EUR	47,255	122,182
USD Currency	Deutsche Bank AG	—	04/08/21	MXN	20.60	USD	14,556	186,041
EUR Currency	Citibank N.A.	—	04/15/21	USD	1.19	EUR	13,966	189,839
EUR Currency	BNP Paribas S.A.	—	04/16/21	USD	1.17	EUR	41,140	172,910
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.50	USD	4,166	8,544
USD Currency	Deutsche Bank AG	—	04/23/21	MXN	19.60	USD	14,780	25,476
USD Currency	Citibank N.A.	—	04/29/21	ZAR	14.80	USD	14,618	255,377
EUR Currency	Morgan Stanley & Co. International PLC	—	05/06/21	USD	1.18	EUR	149,090	1,843,210
EUR Currency	Bank of America N.A.	—	05/14/21	USD	1.18	EUR	111,200	1,459,370
USD Currency	Citibank N.A.	—	05/14/21	RUB	73.00	USD	16,664	86,745
EUR Currency	Goldman Sachs International	—	06/03/21	GBP	0.85	EUR	173,340	1,935,911
EUR Currency	Citibank N.A.	—	06/11/21	GBP	0.85	EUR	175,610	2,090,876
USD Currency	Deutsche Bank AG	—	06/17/21	MXN	20.00	USD	6,261	89,908
USD Currency	Bank of America N.A.	—	07/12/21	JPY	99.00	USD	74,420	28,566

								8,955,067

								$12,696,224

OTC Credit Default Swaptions Purchased

									Notional Amount (000)
	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Price
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value

Put
Bought Protection on 5-Year Credit Default Swap, 12/20/25	5.00%	Quarterly	CDX.NA.HY.35.V1	Quarterly	Bank of America N.A.	04/21/21	105.00	USD	2,000	$1,371
Bought Protection on 5-Year Credit Default Swap, 12/20/25	5.00%	Quarterly	CDX.NA.HY.35.V1	Quarterly	Bank of America N.A.	04/21/21	107.00	USD	2,500	4,126

										$5,497

OTC Interest Rate Swaptions Purchased

								Notional Amount (000)
	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate
Description	Rate	Frequency	Rate	Frequency	Counterparty				Value

Put
30-Year Interest Rate Swap, 04/17/51	2.17%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	Citibank N.A.	04/15/21	2.17%	USD 96,799	$1,814,073
10-Year Interest Rate Swap, 05/12/31	1.85%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	Citibank N.A.	05/10/21	1.85%	USD 483,993	3,918,332

									$5,732,405

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
Advanced Micro Devices, Inc.	175	04/01/21	USD	90.00	USD	1,374	$(175)
Advanced Micro Devices, Inc.	160	04/16/21	USD	90.00	USD	1,256	(3,040)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

UWM Holdings Corp.	1,580	04/16/21	USD	12.50	USD	1,253	$(7,900)
Walt Disney Co.	115	04/16/21	USD	210.00	USD	2,122	(3,910)
Western Digital Corp.	240	04/16/21	USD	76.00	USD	1,602	(14,760)
Amazon.com, Inc.	164	05/21/21	USD	3,500.00	USD	50,743	(332,920)
Invesco QQQ Trust, Series 1 ETF	1,092	05/21/21	USD	340.00	USD	34,849	(274,092)

							(636,797)

Put
iShares iBoxx High Yield Corporate Bond ETF	600	04/01/21	USD	82.00	USD	5,231	(1,200)
Invesco QQQ Trust, Series 1 ETF	1,636	04/16/21	USD	295.00	USD	52,210	(150,512)
iShares iBoxx High Yield Corporate Bond ETF	450	04/16/21	USD	83.00	USD	3,923	(3,600)
iShares Russell 2000 ETF	200	04/16/21	USD	190.00	USD	4,419	(6,800)
SPDR Bloomberg Barclays High Yield Bond ETF	400	04/16/21	USD	100.00	USD	4,352	(10,000)
Amazon.com, Inc.	109	05/21/21	USD	2,500.00	USD	33,726	(120,772)
U.S. Treasury Long-Term Bonds Futures	272	05/21/21	USD	153.00	USD	42,118	(454,750)
Euro Dollar (3 Year) Mid-Curve	24,355	06/11/21	USD	98.88	USD	5,994,374	(28,464,906)
iShares Russell 2000 ETF	823	06/30/21	USD	175.00	USD	18,183	(160,897)
Euro Dollar (1 Year) Mid-Curve	8,634	09/10/21	USD	99.50	USD	2,150,514	(1,133,213)
Euro Dollar (2 Year) Mid-Curve	21,046	09/10/21	USD	99.00	USD	5,207,570	(10,917,613)
Euro Dollar (2 Year) Mid-Curve	25,902	09/10/21	USD	99.13	USD	6,409,126	(17,645,737)
Euro Dollar (3 Year) Mid-Curve	25,313	09/10/21	USD	98.63	USD	6,219,404	(28,793,537)

							(87,863,537)

							$(88,500,334)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/21	JPY	130.00	EUR	8,762	$(25,910)
USD Currency	JPMorgan Chase Bank N.A.	—	04/08/21	ZAR	16.30	USD	7,278	(721)
USD Currency	Citibank N.A.	—	04/15/21	JPY	111.50	USD	42,470	(103,994)
USD Currency	JPMorgan Chase Bank N.A.	—	04/15/21	BRL	5.55	USD	3,086	(72,626)
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.50	USD	1,782	(195,835)
USD Currency	Citibank N.A.	—	04/22/21	TRY	7.75	USD	2,083	(171,621)
USD Currency	Morgan Stanley & Co. International PLC	—	04/29/21	CLP	760.00	USD	20,882	(49,519)
USD Currency	Bank of America N.A.	—	04/30/21	ZAR	15.70	USD	12,530	(60,303)
USD Currency	JPMorgan Chase Bank N.A.	—	05/03/21	MXN	21.00	USD	12,462	(123,739)
USD Currency	Deutsche Bank AG	—	05/06/21	MXN	22.00	USD	6,238	(21,519)
USD Currency	Morgan Stanley & Co. International PLC	—	05/13/21	BRL	5.75	USD	2,572	(47,390)
USD Currency	Bank of America N.A.	—	07/12/21	JPY	109.00	USD	74,420	(1,687,754)

								(2,560,931)

Put
USD Currency	Citibank N.A.	—	04/02/21	RUB	73.00	USD	8,286	(24)
EUR Currency	Goldman Sachs International	—	04/07/21	USD	1.19	EUR	11,750	(151,239)
EUR Currency	NatWest Markets PLC	—	04/07/21	USD	1.19	EUR	23,207	(298,706)
USD Currency	Citibank N.A.	—	04/08/21	ZAR	15.00	USD	8,318	(154,638)
USD Currency	Deutsche Bank AG	—	04/15/21	MXN	20.00	USD	6,261	(21,616)
USD Currency	Citibank N.A.	—	04/22/21	TRY	6.85	USD	1,782	(762)
USD Currency	Deutsche Bank AG	—	04/28/21	MXN	20.00	USD	12,550	(81,426)
USD Currency	Citibank N.A.	—	04/29/21	ZAR	14.35	USD	15,661	(87,973)
EUR Currency	Bank of America N.A.	—	05/06/21	USD	1.16	EUR	223,635	(587,821)
EUR Currency	Bank of America N.A.	—	05/14/21	USD	1.16	EUR	111,200	(490,794)
EUR Currency	UBS AG	—	05/14/21	USD	1.16	EUR	54,772	(239,051)
USD Currency	Citibank N.A.	—	05/14/21	RUB	71.00	USD	12,472	(20,317)
EUR Currency	Citibank N.A.	—	06/11/21	GBP	0.83	EUR	175,610	(511,125)

84	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank N.A.	—	08/10/21	JPY	97.00	USD	57,760	$(26,538)
USD Currency	Bank of America N.A.	—	01/12/22	JPY	97.00	USD	74,420	(176,125)

								(2,848,155)

								$(5,409,086)

OTC Credit Default Swaptions Written

									Notional Amount (000)(b)
	Paid by the Fund		Received by the Fund			Expiration Date	Credit Rating(a)	Exercise Price
Description	Rate	Frequency	Rate	Frequency	Counterparty						Value

Put
Sold Protection on 5-Year Credit Default Swap, 12/20/25	CDX.NA.HY.35.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	04/21/21	N/R	103.00	USD	2,500	$(1,060)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

OTC Interest Rate Swaptions Written

								Notional Amount (000)
	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value

Call
10-Year Interest Rate Swap, 02/18/33	1.84%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	02/16/23	1.84%	USD	27,277	$(609,433)
10-Year Interest Rate Swap, 02/25/33	1.93%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	Bank of America N.A.	02/23/23	1.93%	USD	27,273	(687,675)

										(1,297,108)

Put
30-Year Interest Rate Swap, 04/17/51	3-month LIBOR, 0.19%	Quarterly	2.47%	Semi-Annual	Citibank N.A.	04/15/21	2.47%	USD	145,198	$(129,681)
10-Year Interest Rate Swap, 05/12/31	3-month LIBOR, 0.19%	Quarterly	2.15%	Semi-Annual	Citibank N.A.	05/10/21	2.15%	USD	643,711	(1,147,473)
5-Year Interest Rate Swap, 05/19/26	3-month LIBOR, 0.19%	Quarterly	0.85%	Semi-Annual	Bank of America N.A.	05/17/21	0.85%	USD	197,042	(2,567,807)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

									Notional Amount (000)
	Paid by the Fund		Received by the Fund			Expiration	Exercise
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate			Value
10-Year Interest Rate Swap, 02/18/33	3-month LIBOR, 0.19%	Quarterly	1.84%	Semi-Annual	Deutsche Bank AG	02/16/23	1.84%	USD	27,277	$(1,626,922)
10-Year Interest Rate Swap, 02/25/33	3-month LIBOR, 0.19%	Quarterly	1.93%	Semi-Annual	Bank of America N.A.	02/23/23	1.93%	USD	27,273	(1,504,057)

										(6,975,940)

										$(8,273,048)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,459	$(3,385,360)	$(2,460,876)	$(924,484)

Centrally Cleared Inflation Swaps

								Upfront Premium Paid (Received)
						Notional Amount			Unrealized Appreciation (Depreciation )
Paid by the Fund		Received by the Fund		Termination

Reference	Frequency	Rate	Frequency	Date		(000)	Value

UK RPI All Items Monthly	At Termination	2.52%	At Termination	04/06/26	USD	55,184	$(1,214)	$—	$(1,214)
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	13,500	(663,128)	—	(663,128)
UK RPI All Items Monthly	At Termination	2.32%	At Termination	01/25/31	USD	91,400	(1,861,039)	—	(1,861,039)
UK RPI All Items Monthly	At Termination	2.34%	At Termination	01/25/31	USD	91,400	(1,740,118)	—	(1,740,118)
UK RPI All Items Monthly	At Termination	2.32%	At Termination	02/25/31	USD	9,084	(173,698)	—	(173,698)
UK RPI All Items Monthly	At Termination	2.35%	At Termination	03/05/31	USD	2,650	(40,862)	—	(40,862)
UK RPI All Items Monthly	At Termination	2.35%	At Termination	03/05/31	USD	2,650	(39,741)	—	(39,741)
UK RPI All Items Monthly	At Termination	2.36%	At Termination	03/05/31	USD	5,299	(77,521)	—	(77,521)
UK RPI All Items Monthly	At Termination	2.35%	At Termination	03/11/31	USD	3,200	(50,453)	—	(50,453)
UK RPI All Items Monthly	At Termination	3.33%	At Termination	11/15/40	GBP	7,120	(807,906)	—	(807,906)
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	6,820	(628,544)	—	(628,544)
UK RPI All Items Monthly	At Termination	3.38%	At Termination	12/15/40	GBP	14,500	(1,330,177)	—	(1,330,177)
UK RPI All Items Monthly	At Termination	3.35%	At Termination	02/15/41	GBP	5,000	(565,675)	—	(565,675)
UK RPI All Items Monthly	At Termination	3.58%	At Termination	03/15/41	GBP	2,474	(25,890)	3,367	(29,257)
UK RPI All Items Monthly	At Termination	3.58%	At Termination	03/15/41	GBP	805	(7,538)	—	(7,538)
UK RPI All Items Monthly	At Termination	3.58%	At Termination	03/15/41	GBP	1,610	(13,306)	—	(13,306)

							$(8,026,810)	$3,367	$(8,030,177)

Centrally Cleared Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation )

28-day MXIBTIIE, 4.29%	Monthly	4.29%	Monthly	N/A	01/13/23	MXN	1,081,740	$ (646,502)	$ 754	$(647,256)
28-day MXIBTIIE, 4.29%	Monthly	4.18%	Monthly	N/A	02/16/23	MXN	525,194	(401,901)	74	(401,975)
28-day MXIBTIIE, 4.29%	Monthly	5.22%	Monthly	N/A	03/29/23	MXN	589,522	75,404	—	75,404

86	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)

3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.78%	Semi-Annual	08/12/22(a)	08/12/23	CAD	50,765	$(95,355)	$ —	$(95,355)
1-day CORRA, 0.14%	Semi-Annual	0.49%	Semi-Annual	08/16/22(a)	08/16/23	CAD	50,765	(118,385)	—	(118,385)
1-day CORRA, 0.14%	Semi-Annual	0.49%	Semi-Annual	08/25/22(a)	08/25/23	CAD	11,000	(27,653)	—	(27,653)
1-day CORRA, 0.14%	At Termination	0.48%	At Termination	10/07/22(a)	10/07/23	CAD	260,445	(903,369)	—	(903,369)
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.76%	Semi-Annual	10/24/22(a)	10/24/23	CAD	130,000	(427,119)	—	(427,119)
1-day CORRA, 0.14%	Semi-Annual	0.55%	Semi-Annual	N/A	11/10/23	CAD	130,222	(448,899)	—	(448,899)
1-day CORRA, 0.14%	Semi-Annual	0.52%	Semi-Annual	01/10/23(a)	01/10/24	CAD	75,550	(349,557)	—	(349,557)
1-day CORRA, 0.14%	Semi-Annual	0.60%	Semi-Annual	01/13/23(a)	01/13/24	CAD	110,000	(449,544)	—	(449,544)
1-day CORRA, 0.14%	Semi-Annual	0.54%	Semi-Annual	01/23/23(a)	01/23/24	CAD	314,277	(1,474,127)	—	(1,474,127)
28-day MXIBTIIE, 4.29%	Monthly	4.68%	Monthly	N/A	02/27/24	MXN	750,132	(793,870)	(392)	(793,478)
0.75%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	03/01/23(a)	03/01/24	USD	147,705	226,010	—	226,010
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	1.37%	Semi-Annual	03/01/23(a)	03/01/24	CAD	188,380	(129,238)	—	(129,238)
0.70%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	03/02/23(a)	03/02/24	USD	73,852	154,255	—	154,255
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	1.36%	Semi-Annual	03/02/23(a)	03/02/24	CAD	94,190	(78,196)	—	(78,196)
28-day MXIBTIIE, 4.29%	Monthly	5.47%	Monthly	N/A	03/21/24	MXN	189,156	(3,322)	—	(3,322)
28-day MXIBTIIE, 4.29%	Monthly	5.50%	Monthly	N/A	03/21/24	MXN	189,377	4,514	—	4,514
0.51%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	04/06/24	USD	164,023	11,739	—	11,739
0.63%	At Termination	1-day SONIA, 0.05%	At Termination	03/01/24(a)	03/01/25	GBP	222,360	225,966	—	225,966
0.64%	At Termination	1-day SONIA, 0.05%	At Termination	03/01/24(a)	03/01/25	GBP	222,360	216,864	—	216,864
0.61%	At Termination	1-day SONIA, 0.05%	At Termination	03/11/24(a)	03/11/25	GBP	312,110	453,350	—	453,350
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.75%	Semi-Annual	N/A	05/26/25	CAD	17,415	(269,562)	(47)	(269,515)
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	(78,035)	(25)	(78,010)
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.82%	Semi-Annual	N/A	06/03/25	CAD	5,855	(79,068)	(49)	(79,019)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)

3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.74%	Semi-Annual	N/A	09/18/25	CAD	13,320	$(272,755)	$(173)	$(272,582)
3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	0.75%	Semi-Annual	N/A	09/18/25	CAD	13,000	(263,226)	(174)	(263,052)
0.78%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.44%	Semi-Annual	N/A	11/02/25	CAD	44,905	885,585	270	885,315
2.91%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	08/23/26	USD	3,692	(359,932)	(46)	(359,886)
2.93%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	08/24/28	USD	8,170	(865,056)	128	(865,184)
3.16%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	10/03/28	USD	4,519	(609,933)	71	(610,004)
0.68%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	09/23/30	USD	19,409	1,815,050	—	1,815,050
3-month LIBOR, 0.19%	Quarterly	0.67%	Semi-Annual	N/A	09/23/30	USD	19,409	(1,836,077)	—	(1,836,077)
3-month LIBOR, 0.19%	Quarterly	1.25%	Semi-Annual	N/A	02/16/31	USD	47,011	(2,177,425)	—	(2,177,425)
3-month LIBOR, 0.19%	Quarterly	1.46%	Semi-Annual	N/A	02/24/31	USD	38,719	(1,024,555)	—	(1,024,555)
1-day SONIA, 0.05%	Semi-Annual	0.70%	Semi-Annual	N/A	03/25/31	GBP	6,558	(95,665)	(159)	(95,506)
3-month LIBOR, 0.19%	Quarterly	2.22%	Semi-Annual	06/30/21(a)	02/15/47	USD	48,158	106,698	—	106,698
1.50%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	N/A	03/08/51	USD	100,067	15,754,437	—	15,754,437
3-month LIBOR, 0.19%	Quarterly	1.70%	Semi-Annual	N/A	03/08/51	USD	50,034	(5,560,418)	—	(5,560,418)
3-month LIBOR, 0.19%	Quarterly	1.77%	Semi-Annual	N/A	03/08/51	USD	50,034	(4,749,535)	—	(4,749,535)
0.85%	Semi-Annual	1-day SONIA, 0.05%	Semi-Annual	N/A	03/25/51	GBP	2,388	113,087	71	113,016

								$(4,545,320)	$303	$(4,545,623)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)

DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ (130,099)	$ 60,826	$ (190,925)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(223,118)	(97,775)	(125,343)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(73,920)	(5,715)	(68,205)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(38,033)	29,563	(67,596)
Beazer Homes USA, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(110,367)	(51,615)	(58,752)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(92,049)	(38,011)	(54,038)
Beazer Homes USA, Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(101,530)	(45,243)	(56,287)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(78,978)	(7,586)	(71,392)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(95,833)	(27,343)	(68,490)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(93,794)	(26,761)	(67,033)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(95,833)	(27,367)	(68,466)

88	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)

Tenet Healthcare Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	$(96,590)	$(11,222)	$(85,368)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(40,780)	(4,442)	(36,338)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(78,855)	47,242	(126,097)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(173,048)	104,851	(277,899)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(12,991)	(33,424)	20,433
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(34,353)	(52,320)	17,967
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	(27,740)	30,254	(57,994)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	280,409	1,983,367	(1,702,958)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(268,492)	266,268	(534,760)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/26	USD	40,344	2,405,503	2,323,263	82,240
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	5,147	(108,925)	(107,084)	(1,841)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	06/20/26	USD	51,762	877,708	823,482	54,226
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	USD	31,972	(186,027)	(184,196)	(1,831)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	11,766	762,019	835,537	(73,518)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	80,567	5,218,083	5,700,783	(482,700)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	6,766	438,225	478,763	(40,538)
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	06/20/26	USD	11,217	(316,706)	(302,622)	(14,084)
Russian Federation	1.00	Quarterly	Citibank N.A.	06/20/26	USD	21,421	114,260	93,973	20,287
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/26	USD	45,588	307,610	300,056	7,554
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,539	(44,297)	50,688	(94,985)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,620	(35,320)	41,001	(76,321)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(24,685)	28,247	(52,932)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(29,758)	34,053	(63,811)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,569	(54,346)	68,235	(122,581)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	228,238	69,784	158,454
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	22,385	11,206	11,179
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	2,155	(9,445)	392	(9,837)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	5,237	(22,949)	(1,598)	(21,351)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	850	228,909	78,452	150,457
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,310	62,269	66,742	(4,473)

							$8,246,757	$12,502,704	$(4,255,947)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)		Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931		$313,813	$ (736,703)	$1,050,516
T-Mobile USA, Inc.	5.00	Quarterly	Citibank N.A.	12/20/25	BB	USD	2,000		353,859	356,140	(2,281)
T-Mobile USA, Inc.	5.00	Quarterly	Citibank N.A.	12/20/25	BB	USD	1,000		176,929	177,870	(941)
T-Mobile USA, Inc.	5.00	Quarterly	Citibank N.A.	12/20/25	BB	USD	1,000		176,929	175,369	1,560
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000		9,548	(13,575)	23,123
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000		9,548	(18,040)	27,588
Yum! Brands, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB-	USD	2,000		9,548	(8,170)	17,718
Advanced Micro Devices, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	BBB-	USD	4,000		883,091	863,056	20,035
AT&T Inc.	1.00	Quarterly	Credit Suisse International	06/20/26	BBB	USD	3,000		46,329	43,885	2,444
HCA, Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB-	USD	5,000		968,497	933,721	34,776
NRG Energy, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/26	BB+	USD	2,000		322,703	297,203	25,500
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,964		37,792	(138,769)	176,561
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—	(c)	—	(10)	10

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	N/R		USD	—	(c)	$—	$(24)	$24
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R		USD	1		—	(50)	50
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R		USD	906		(99,415)	(102,908)	3,493
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	1,310		(143,746)	(144,913)	1,167
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R		USD	438		(48,061)	(36,699)	(11,362)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R		USD	800		(87,784)	(179,077)	91,293
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	1,000		(109,730)	(261,455)	151,725
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	1,060		(116,313)	(50,849)	(65,464)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	231		(25,347)	(13,322)	(12,025)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	1,200		(131,676)	(1,478)	(130,198)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-		USD	3,340		(73,313)	(137,774)	64,461
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-		USD	1,670		(36,656)	(70,044)	33,388
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-		USD	60		(7,486)	(4,897)	(2,589)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	BB-		USD	850		(228,910)	(63,531)	(165,379)

										$2,200,149	$864,956	$1,335,193

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
(c)	Notional amount is less than USD 500.

OTC Interest Rate Swaps

							Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund			Termination Date
Rate	Frequency	Rate	Frequency	Counterparty				Value

3.27%	Semi-Annual	3-month LIBOR, 0.19%	Quarterly	Deutsche Bank AG	05/16/21	USD	9,510	$(151,718)	$—	$(151,718)
1.42%	Semi-Annual	1-day CLICP, 18,991.34	Semi-Annual	Bank of America N.A.	04/01/23	CLP	19,436,176	47,321	—	47,321

								$(104,397)	$—	$(104,397)

OTC Inflation Rate Swaps

							Notional		Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation

Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)

U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	(0.60)%	At Termination	Citibank N.A.	04/15/21	USD	76,393	$(1,601,478)	$—	$(1,601,478)
0.27%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	Citibank N.A.	04/15/22	USD	76,394	2,770,365	—	2,770,365

								$1,168,887	$—	$1,168,887

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Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

OTC Total Return Swaps

						Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund			Termination Date
Reference	Frequency	Rate	Frequency	Counterparty				Value

Diamondback Energy, Inc.	At Termination	3-month LIBOR, 0.19%	At Termination	Credit Suisse International	06/09/21	USD	119	$11,795	$—	$11,795
Diamondback Energy, Inc.	At Termination	3-month LIBOR, 0.19%	At Termination	Credit Suisse International	06/09/21	USD	159	23,843	—	23,843
Diamondback Energy, Inc.	At Termination	3-month LIBOR, 0.19%	At Termination	Credit Suisse International	06/09/21	USD	359	48,755	—	48,755
3-month LIBOR, 0.19%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	09/09/21	USD	3,119	16,196	—	16,196
ConocoPhillips	At Termination	3-month LIBOR minus 0.30%, 0.19%	At Termination	Credit Suisse International	10/18/21	USD	3,100	(408,263)	—	(408,263)
Choice Hotels International, Inc.	At Termination	3-month LIBOR minus 0.20%, 0.19%	At Termination	BNP Paribas S.A.	11/15/21	USD	2,148	38,628	—	38,628

								$(269,046)	$—	$(269,046)

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps	$4,735	$(2,461,941)	$20,042,618	$(33,542,902)	$—
OTC Swaps	16,374,272	(3,006,612)	5,205,132	(7,330,442)	—
Options Written	N/A	N/A	2,972,934	(67,258,595)	(102,183,528)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation(a)	$ —	$—	$15,020	$—	$43,964,558	$—	$43,979,578
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	14,582,735	—	—	14,582,735
Options purchased
Investments at value — unaffiliated(b)	—	5,497	4,711,691	15,275,771	140,225,418	—	160,218,377
Swaps — centrally cleared
Unrealized appreciation(a)	—	—	—	—	20,042,618	—	20,042,618
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	18,622,501	139,217	—	47,321	2,770,365	21,579,404

	$ —	$18,627,998	$4,865,928	$29,858,506	$204,279,915	$2,770,365	$260,402,712

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation(a)	$ —	$—	$978,931	$—	$64,554,135	$—	$65,533,066
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	6,244,267	—	—	6,244,267
Options written
Options written at value	—	1,060	1,090,578	5,409,086	95,682,804	—	102,183,528
Swaps — centrally cleared
Unrealized depreciation(a)	—	924,484	—	—	24,588,241	8,030,177	33,542,902
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	8,175,595	408,263	—	151,718	1,601,478	10,337,054

	$ —	$9,101,139	$2,477,772	$11,653,353	$184,976,898	$9,631,655	$217,840,817

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$ —	$—	$916,755	$—	$(214,265,323)	$—	$(213,348,568)
Forward foreign currency exchange contracts	—	—	—	(51,520,019)	—	—	(51,520,019)
Options purchased(a)	—	(26,800)	3,953,271	(36,339,583)	17,950,230	—	(14,462,882)
Options written	—	5,000	10,520,899	20,371,040	(12,252,259)	—	18,644,680
Swaps	—	(9,023,469)	(3,504,038)	—	(17,932,416)	(5,611,105)	(36,071,028)

	$ —	$(9,045,269)	$11,886,887	$(67,488,562)	$(226,499,768)	$(5,611,105)	$(296,757,817)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$ —	$—	$(1,010,080)	$—	$(15,759,126)	$—	$(16,769,206)
Forward foreign currency exchange contracts	—	—	—	5,851,467	—	—	5,851,467
Options purchased	—	(15,233)	(2,231,696)	5,582,997	109,336,601	—	112,672,669
Options written	—	2,990	103,819	(2,913,218)	(64,731,624)	—	(67,538,033)
Swaps	—	(5,068,923)	(1,640,153)	—	(3,289,979)	(11,954,344)	(21,953,399)

	$ —	$(5,081,166)	$(4,778,110)	$8,521,246	$25,555,872	$(11,954,344)	$12,263,498

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,499,542,628
Average notional value of contracts — short	$4,814,288,038
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$2,199,846,250
Average amounts sold — in USD	$1,160,037,519
Options
Average value of option contracts purchased	$109,678,268
Average value of option contracts written	$54,562,591
Average notional value of swaption contracts purchased	$513,342,100
Average notional value of swaption contracts written	$879,818,852

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Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)

Credit default swaps
Average notional value — buy protection	$416,508,912
Average notional value — sell protection	$44,105,597
Total return swaps
Average notional amount	$9,212,969
Interest rate swaps
Average notional value — pays fixed rate	$3,134,819,563
Average notional value — received fixed rate	$1,297,184,829
Inflation swaps
Average notional amount — pays	$687,436,660
Average notional amount — receives	$341,594,717

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments
Futures contracts	$4,193,678	$8,172,329
Forward foreign currency exchange contracts	14,582,735	6,244,267
Options	160,218,377(a)	102,183,528
Swaps — centrally cleared	1,552,141	—
Swaps — OTC(b)	21,579,404	10,337,054

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$202,126,335	$126,937,178

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(144,950,523)	(96,672,663)

Total derivative assets and liabilities subject to an MNA	$57,175,812	$30,264,515

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

Bank of America N.A.	$6,648,485	$(6,648,485)	$—	$—	$—
Bank of Montreal	155,438	—	—	—	155,438
Bank of New York Mellon	76,014	—	—	—	76,014
Barclays Bank PLC	5,159,363	(2,031,217)	(2,676,116)	—	452,030
BNP Paribas S.A.	6,073,799	(816,171)	—	(1,130,000)	4,127,628
Citibank N.A.	19,046,760	(6,477,095)	—	(12,569,665)	—
Citigroup Global Markets, Inc.	228,238	—	—	(228,238)	—
Credit Suisse International	201,868	(201,868)	—	—	—
Deutsche Bank AG	791,661	(791,661)	—	—	—
Goldman Sachs International	10,002,226	(1,910,099)	—	(7,990,000)	102,127
HSBC Bank PLC	2,386,658	(306,385)	(419,172)	—	1,661,101
J.P. Morgan Securities LLC	320,202	(234,624)	—	—	85,578(e)
JPMorgan Chase Bank N.A.	1,882,166	(1,882,166)	—	—	—
Morgan Stanley & Co. International PLC	3,361,367	(1,694,057)	—	(1,667,310)	—
Standard Chartered Bank	228,618	—	—	—	228,618
State Street Bank and Trust Co.	421,441	—	—	—	421,441
UBS AG	191,508	(191,508)	—	—	—

	$57,175,812	$(23,185,336)	$(3,095,288)	$(23,585,213)	$7,309,975

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(f)	Cash Collateral Pledged(f)	Net Amount of Derivative Liabilities(d)(g)

Bank of America N.A.	$7,989,810	$(6,648,485)	$—	$—	$1,341,325
Barclays Bank PLC	2,031,217	(2,031,217)	—	—	—
BNP Paribas S.A.	816,171	(816,171)	—	—	—
Citibank N.A.	6,477,095	(6,477,095)	—	—	—
Credit Suisse International	755,028	(201,868)	—	(553,160)	—
Deutsche Bank AG	3,222,416	(791,661)	(2,430,755)	—	—
Goldman Sachs International	1,910,099	(1,910,099)	—	—	—
HSBC Bank PLC	306,385	(306,385)	—	—	—
J.P. Morgan Securities LLC	234,624	(234,624)	—	—	—
JPMorgan Chase Bank N.A.	3,810,624	(1,882,166)	—	(480,000)	1,448,458
Morgan Stanley & Co. International PLC	1,694,057	(1,694,057)	—	—	—
NatWest Markets PLC	298,706	—	—	—	298,706
UBS AG	718,283	(191,508)	—	(460,000)	66,775

	$30,264,515	$(23,185,336)	$(2,430,755)	$(1,493,160)	$3,155,264

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount payable is subject to set-off provision and is netted against net amount receivable under the MSLA.
(f)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,205,325,286	$163,666,402	$2,368,991,688
Common Stocks
Capital Markets	—	11,410,120	—	11,410,120
Diversified Financial Services	33,852,844	—	272,129	34,124,973
Energy Equipment & Services	1,882	—	42,212	44,094
Equity Real Estate Investment Trusts (REITs)	29,137,390	—	—	29,137,390
Health Care Providers & Services	1,114,219	—	—	1,114,219
Hotels, Restaurants & Leisure	25,990,140	—	—	25,990,140
Household Durables	10,731,058	—	—	10,731,058
Internet & Direct Marketing Retail	14,418,413	—	—	14,418,413
IT Services	74,050	—	—	74,050
Media	2,506,567	—	—	2,506,567
Metals & Mining	30,517	—	—	30,517
Oil, Gas & Consumable Fuels	18,544,112	3,706,217	—	22,250,329
Real Estate Management & Development	20,653,692	—	—	20,653,692
Corporate Bonds	—	7,839,499,415	34,874,989	7,874,374,404
Floating Rate Loan Interests	—	253,612,787	105,541,670	359,154,457
Foreign Agency Obligations	—	149,293,427	—	149,293,427
Foreign Government Obligations	—	1,442,158,863	—	1,442,158,863
Municipal Bonds	—	136,601,565	—	136,601,565
Non-Agency Mortgage-Backed Securities	—	1,169,553,425	74,155,154	1,243,708,579
Preferred Securities	—	137,034,564	—	137,034,564

94	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total

Rights	$—	$—	$321,840	$321,840
U.S. Government Sponsored Agency Securities	—	12,403,094,373	—	12,403,094,373
U.S. Treasury Obligations	—	2,077,537,497	—	2,077,537,497
Warrants
Diversified Financial Services	3,332,720	—	459,035	3,791,755
Oil, Gas & Consumable Fuels	146,891	836,029	—	982,920
Real Estate Management & Development	1,408	—	—	1,408
Short-Term Securities
Money Market Funds	1,842,635,593	—	—	1,842,635,593
Options Purchased
Credit Contracts	—	5,497	—	5,497
Equity Contracts	4,711,691	—	—	4,711,691
Foreign Currency Exchange Contracts	—	15,275,771	—	15,275,771
Interest Rate Contracts	134,493,013	5,732,405	—	140,225,418
Unfunded Floating Rate Loan Interests(a)	—	4,603	—	4,603
Liabilities
TBA Sale Commitments	—	(7,004,095,321)	—	(7,004,095,321)
Unfunded Floating Rate Loan Interests (a)	—	—	(7,191)	(7,191)

	$2,142,376,200	$20,846,586,523	$379,326,240	23,368,288,963

Investments Valued at NAV(b)				166,056,420

				$23,534,345,383

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$2,248,229	$—	$2,248,229
Equity Contracts	15,020	139,217	—	154,237
Foreign Currency Exchange Contracts	—	14,270,860	—	14,270,860
Interest Rate Contracts	43,964,558	20,089,939	—	64,054,497
Other Contracts	—	2,770,365	—	2,770,365
Liabilities
Credit Contracts	—	(6,094,527)	—	(6,094,527)
Equity Contracts	(2,069,509)	(408,263)	—	(2,477,772)
Foreign Currency Exchange Contracts	—	(11,341,478)	—	(11,341,478)
Interest Rate Contracts	(151,963,891)	(33,013,007)	—	(184,976,898)
Other Contracts	—	(9,631,655)	—	(9,631,655)

	$(110,053,822)	$(20,970,320)	$—	$(131,024,142)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities

Assets
Opening Balance, as of September 30, 2020	$185,886,590	$282,627	$38,948,734	$133,453,277	$21,820,080
Transfers into Level 3	5,157,143	—	351,214	—	—
Transfers out of Level 3	(71,869,916)	—	(112,000)	(5,999,730)	(1,789,186)
Accrued discounts/premiums	101,739	—	116,962	80,085	(68,700)
Net realized gain (loss)	128,823	—	(131,732)	609,738	89,045
Net change in unrealized appreciation (depreciation)(a)(b)	1,238,069	(51,878)	7,732,675	6,305,554	145,261
Purchases	53,681,740	85,805	308,347	10,221,186	58,553,111
Sales	(10,657,786)	(2,213)	(12,339,211)	(39,128,440)	(4,594,457)

Closing Balance, as of March 31, 2021	$163,666,402	$314,341	$34,874,989	$105,541,670	$74,155,154

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$902,602	$(51,878)	$5,574,875	$1,904,179	$219,696

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) March 31, 2021	Master Total Return Portfolio

	Rights	Warrants	Unfunded Floating Rate Loan Interests	Total

Assets
Opening Balance, as of September 30, 2020	$—	$—	$(14,194)	$380,377,114
Transfers into Level 3	—	—	—	5,508,357
Transfers out of Level 3	—	—	—	(79,770,832)
Accrued discounts/premiums	—	—	—	230,086
Net realized gain (loss)	—	—	—	695,874
Net change in unrealized appreciation (depreciation)(a)(b)	—	(89,233)	7,003	15,287,451
Purchases	321,840	548,268	—	123,720,297
Sales	—	—	—	(66,722,107)

Closing Balance, as of March 31, 2021	$321,840	$459,035	$(7,191)	$379,326,240

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$—	$(89,233)	$7,003	$8,467,244

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency
	Credit Contracts		Exchange Contracts

	Assets	Liabilities	Assets	Liabilities

Opening Balance, as of September 30, 2020	$960,974	$—	$—	$(2)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(960,974)	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	—	—	—	2
Purchases	—	—	—	—
Issues	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—

Closing Balance, as of March 31, 2021	$—	$—	$—	$—

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$—	$—	$—	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

96	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2021

Master Total Return Portfolio

ASSETS
Investments at value — unaffiliated(a)(b)	$28,529,748,424
Investments at value — affiliated(c)	2,008,694,868
Cash	7,270,069
Cash pledged:
Collateral — OTC derivatives	1,530,000
Collateral — TBA commitments	2,572,000
Futures contracts	66,670,010
Centrally cleared swaps	22,974,630
Foreign currency at value(d)	74,130,147
Receivables:
Investments sold	406,340,381
Options written	3,730,841
Securities lending income — affiliated	186,535
Swaps	342,228
TBA sale commitments	7,054,477,396
Capital shares sold	32,754,156
Dividends — affiliated	33,042
Interest — unaffiliated	141,387,636
Variation margin on futures contracts	4,193,678
Variation margin on centrally cleared swaps	1,552,141
Swap premiums paid	16,374,272
Unrealized appreciation on:
Forward foreign currency exchange contracts	14,582,735
OTC swaps	5,205,132
Unfunded floating rate loan interests	4,603
Prepaid expenses	195,141

Total assets	38,394,950,065

LIABILITIES
Cash received as collateral for OTC derivatives	32,320,520
Cash received as collateral for TBA commitments	5,163,000
Collateral on securities loaned at value	166,054,513
Options written at value(e)	102,183,528
TBA sale commitments at value(f)	7,004,095,321
Payables:
Investments purchased	9,991,635,872
Swaps	1,939,807
Investment advisory fees	860,714
Directors’ fees	64,950
Options written	8,921,851
Other accrued expenses	114,569
Other affiliate fees	101,445
Variation margin on futures contracts	8,172,329
Swap premiums received	3,006,612
Unrealized depreciation on:
Forward foreign currency exchange contracts	6,244,267
OTC swaps	7,330,442
Unfunded floating rate loan interests	7,191

Total liabilities	17,338,216,931

NET ASSETS	$21,056,733,134

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	97

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2021

Master Total Return Portfolio

NET ASSETS CONSIST OF
Investors’ capital	$20,953,138,154
Net unrealized appreciation (depreciation)	103,594,980

NET ASSETS	$21,056,733,134

(a) Investments at cost — unaffiliated	$28,383,159,027
(b) Securities loaned at value	$163,917,949
(c) Investments at cost — affiliated	$2,008,695,373
(d) Foreign currency at cost	$74,716,521
(e) Premiums received	$37,897,867
(f) Proceeds from TBA sale commitments	$7,054,477,396

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended March 31, 2021

Master Total Return Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$1,333,155
Dividends — affiliated	4,261,569
Interest — unaffiliated	248,355,604
Securities lending income — affiliated — net	306,403
Foreign taxes withheld	(979,826)

Total investment income	253,276,905

EXPENSES
Investment advisory	5,319,776
Accounting services	363,951
Custodian	300,718
Professional	109,194
Directors	77,077
Printing and postage	826
Miscellaneous	354,865

Total expenses excluding interest expense	6,526,407
Interest expense	84,302

Total expenses	6,610,709
Less:
Fees waived and/or reimbursed by the Manager	(248,973)

Total expenses after fees waived and/or reimbursed	6,361,736

Net investment income	246,915,169

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated (net of $1,426 foreign capital gain tax)	179,789,321
Investments — affiliated	7,919,365
Options written	18,644,680
Futures contracts	(213,348,568)
Forward foreign currency exchange contracts	(51,520,019)
Foreign currency transactions	18,222,006
Swaps	(36,071,028)

(76,364,243)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(231,927,207)
Investments — affiliated	625,387
Options written	(67,538,033)
Futures contracts	(16,769,206)
Forward foreign currency exchange contracts	5,851,467
Foreign currency translations	(152,390)
Swaps	(21,953,399)
Unfunded floating rate loan interests	27,760

(331,835,621)

Net realized and unrealized loss	(408,199,864)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(161,284,695)

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	99

Statements of Changes in Net Assets

	Master Total Return Portfolio

	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$246,915,169	$480,285,925
Net realized gain (loss)	(76,364,243)	824,425,976
Net change in unrealized appreciation (depreciation)	(331,835,621)	35,793,461

Net increase (decrease) in net assets resulting from operations	(161,284,695)	1,340,505,362

CAPITAL TRANSACTIONS
Proceeds from contributions	4,514,428,606	8,975,170,481
Value of withdrawals	(3,300,860,402)	(6,024,057,622)

Net increase in net assets derived from capital transactions	1,213,568,204	2,951,112,859

NET ASSETS
Total increase in net assets	1,052,283,509	4,291,618,221
Beginning of period	20,004,449,625	15,712,831,404

End of period	$21,056,733,134	$20,004,449,625

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	Master Total Return Portfolio
	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019 (a)	2018	(a)	2017 (a)	2016 (a)

Total Return
Total return	(0.65)	%(b)	7.90%	10.60%	(1.19	)%(c)	1.90%	5.75%

Ratios to Average Net Assets(d)
Total expenses	0.07	%(e)	0.07%	0.07%	0.34%		0.32%	0.21%

Total expenses after fees waived and/or reimbursed	0.06	%(e)	0.06%	0.07%	0.34%		0.32%	0.21%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.06	%(e)	0.06%	0.07%	0.07%		0.08%	0.08%

Net investment income	2.44	%(e)	2.70%	3.70%	3.67%		3.30%	3.03%

Supplemental Data
Net assets, end of period (000)	$21,056,733		$ 20,004,450	$15,712,831	$13,063,847		$11,601,109	$9,309,960

Portfolio turnover rate(f)	241%		556%	574%	734%		806%	841%

(a) Consolidated Financial Highlights.

(b) Aggregate total return.

(c)  Includes a payment received from an affiliate, which had no impact on the Master Portfolio’s total return.

(d) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017	2016

Investments in underlying funds	0.01%		0.01%	0.01%	0.01%		0.01%	0.01%

(e) Annualized. (f) Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017	2016

Portfolio turnover rate (excluding MDRs)	86%		274%	241%	350%		540%	598%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Bond LLC is organized as a Delaware limited liability company. The Master Portfolio is classified as diversified. The Limited Liability Company Agreement of the Master Bond LLC permits the Board of Directors of the Master Bond LLC (the “Board”) to issue non-transferable interests in the Master Bond LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, Funds with interest income from payment in-kind securities: and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments,or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and structured options) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

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Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2021, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and

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Notes to Financial Statements (unaudited) (continued)

issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. ACDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

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Notes to Financial Statements (unaudited) (continued)

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Amazon Logistics, Term Loan	$38,203,076	$38,198,473	$38,203,076	$ 4,603
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan	528,064	528,064	528,011	(53)
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan	2,312,819	2,312,819	2,307,268	(5,551)
Burlingame Point LLC, Construction Loan	5,130,513	5,132,101	5,130,514	(1,587)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

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Notes to Financial Statements (unaudited) (continued)

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Master Portfolio receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Master Portfolio would still be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Master Portfolio would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Master Portfolio to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, the Master Portfolio may receive a fee for the use of the security by the counterparty, which may result in interest income to the Master Portfolio.

For the six months ended March 31, 2021, the average amount of reverse repurchase agreements outstanding was $116,103,220 and the daily weighted average interest rate was 0.14%.

Reverse repurchase transactions are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”), which permit the Master Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. With reverse repurchase transactions, typically the Master Portfolio and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by the Master Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate the Master Portfolio to make future cash payments. As of March 31, 2021, the Master Portfolio had outstanding commitments of $118,864,210. These commitments are not included in the net assets of the Master Portfolio as of March 31, 2021.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

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Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash	Net
Counterparty	Loaned at Value	Collateral Received(a)	Amount	(b)

BNP Paribas Securities Corp.	$ 12,223,440	$(12,223,440)	$ —
BofA Securities, Inc.	2,754,700	(2,730,000)	24,700
Credit Suisse Securities (USA) LLC	2,458,040	(2,430,200)	27,840
Deutsche Bank Securities, Inc.	11,768	(11,768)	—
Goldman Sachs & Co.	46,452,049	(46,452,049)	—
J.P. Morgan Securities LLC	2,284,116	(2,284,116)	—
SG Americas Securities LLC	97,733,836	(97,733,836)	—

	$163,917,949	$(163,865,409)	$52,540

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2021. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

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Notes to Financial Statements (unaudited) (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amounts reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions – The Master Portfolio may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Master Portfolio may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options – The Master Portfolio may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

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Notes to Financial Statements (unaudited) (continued)

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the Master Portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Master Portfolio enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with amounts due to the Master Portfolio upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees

First $250 million	0.16%
$250 million — $500 million	0.12
$500 million — $750 million	0.08
Greater than $750 million	0.05

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Notes to Financial Statements (unaudited) (continued)

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, for that portion of the Master Portfolio for which BIL and BRS, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to January 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2021 the amount waived was $207,286.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2021, the Manager waived $41,687 in investment advisory fees pursuant to this arrangement.

For the six months ended March 31, 2021, the Master Bond LLC reimbursed the Manager $109,650 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2021, the Master Portfolio retained 75% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Master Portfolio would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2021, the Master Portfolio paid BIM $66,296 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements (unaudited) (continued)

During the six months ended March 31, 2021, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended March 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain

$ 8,115,182	$8,532,668	$ 67,875

7.	PURCHASES AND SALES

For the six months ended March 31, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments transactions, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$47,978,060,446	$47,751,792,009
U.S. Government Securities	1,513,911,575	1,946,498,037

For the six months ended March 31, 2021, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$31,749,005,770	$31,747,118,062

8.	INCOME TAX INFORMATION

It is the Master Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of March 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts

Tax cost	$30,405,634,015

Gross unrealized appreciation	$676,534,138
Gross unrealized depreciation	(586,469,061)

Net unrealized appreciation (depreciation)	$90,065,077

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2021, the Master Portfolio did not borrow under the credit agreement.

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Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the

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Notes to Financial Statements (unaudited) (continued)

contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with the Master Portfolio’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of the Master Portfolio. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Bond Fund, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Total Return Fund, and Master Bond LLC, on behalf of Master Total Return Portfolio, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Corporation, on behalf of the Master Bond LLC, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

116	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Bond LLC will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Bond LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Bond LLC’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Bond LLC make their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Bond LLC use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Bond LLC voted proxies relating to securities held in the Fund’s/Master Bond LLC’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	117

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or Master Bond LLC Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom

BlackRock (Singapore) Limited 079912 Singapore

Accounting Agent and Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 19103

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Corporation/Master Bond LLC
100 Bellevue Parkway
Wilmington, DE 19809

118	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KZT	Kazakhstani Tenge

MXN	Mexican Peso

PLN	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

AKA	Also Known As

CD	Certificate of Deposit

CDO	Collateralized Debt Obligation

CLICP	Chile Indice de Camara Promedio Interbank Overnight Index

CLN	Credit-Linked-Note

CLO	Collateralized Loan Obligation

CORRA	Canadian OvernightRepo Rate Average

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

HFA	Housing Finance Agency

IO	Interest Only

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MTN	Medium-Term Note

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-Counter

PIK	Payment-in-Kind

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TBA	To-be-Announced

UK RPI	United Kingdom Retail Price Index

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	119

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 3, 2021